UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 18	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099

Amendment No. 28	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 12
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	October 14, 2009

It is proposed that this filing will become effective (check appropriate box)
☑      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account - 12

Prospectus supplement dated October 14, 2009

To Prospectus dated May 1, 2009

If you are invested in either or both of the following income benefit options associated with the 7% Lifetime Income Option prior to November 2, 2009, you are permitted to make subsequent purchase payments to these income benefit options as long as you remain invested in these income benefit investment options.

•	Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II

No transfers into these income benefit investment options will be permitted on or after November 2, 2009.  Any asset rebalancing program established prior to November 2, 2009, that includes either or both of these income benefit investment options will continue to rebalance; however, you will not be permitted to increase the percentage of contract value that is rebalanced into these income benefit investment options.

Waddell & Reed Advisors Select Preferred AnnuitySM

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-12
The date of this prospectus is May 1, 2009.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2009), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 65.  For general information or to obtain free copies of the Statement of Additional Information, call 1-866-221-1100 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this product can be found at www.waddell.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A. For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

Ivy Funds Variable Insurance Portfolios, Inc.

Nationwide Variable Insurance Trust

1

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation unit in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base – For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year.  This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by Nationwide's general account.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation unit and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation unit or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period -  The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-12, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	8
Purpose of the contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	11
Financial Statements	11
Nationwide Life Insurance Company	11
General Distributor	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	14
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	16
Variable Account Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	42
Ownership and Interests in the Contract	42
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

3

Table of Contents (continued)	Page
Operation of the Contract	43
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Restrictions
Right to Examine and Cancel	48
Surrender (Redemption) Prior to Annuitization	48
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	49
Surrenders Under Certain Plan Types	49
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	50
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	51
Contract Owner Services	51
Asset Rebalancing
Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Death Benefits	53
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	58
Annuitizing the Contract	58
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	59
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	60
Legal Proceedings	61
Table of Contents of Statement of Additional Information	65
Appendix A: Underlying Mutual Funds	66
Appendix B: Condensed Financial Information	71
Appendix C: Contract Types and Tax Information	79
Appendix D: State Variations	89

4

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									8%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$504
Annual Loan Interest Charge	2.25%5
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Variable Account Charge	1.25%
Death Benefit Options (eligible applicants may purchase one as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.05% 1.30%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.15% 1.40%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.30% 1.55%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%6 1.65%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.10% 1.35%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35% 1.60%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.50%7 1.75%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.60% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.60%8 1.85%
(continued on next page)

5

Recurring Contract Expenses (continued)
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%9 2.25%
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%  by decreasing the interest credited to amounts allocated to the  Guaranteed Term Options/Target Term Options.
0.50% 1.75%
Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:10
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)	1.00%11
7% Lifetime Income Option (not available in NY)	1.00%12
Spousal Continuation Benefit Total Variable Account Charges (including this option and the Lifetime Income Option only)	0.15%13 2.40%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.25%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
Lifetime Income Option	1.00%
Spousal Continuation Benefit	0.15%
Maximum Possible Total Variable Account Charges	3.85%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2008 charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)	0.75%	1.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.
______________________________________________
1 The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each sub-account, the fixed account, and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

6

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

8 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

9 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

11 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

12 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

13 The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.85%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.43%)	1,327	2,431	3,420	5,785	*	1,801	2,970	5,785	607	1,801	2,970	5,785
Minimum Total Underlying Mutual Fund Operating Expenses (0.75%)	1,256	2,231	3,109	5,270	*	1,601	2,659	5,270	536	1,601	2,659	5,270

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

7

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts (Qualified Plans);

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the contract owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment**	Minimum Subsequent Payments***
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity*	$1,000	$1,000

*Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

***For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

8

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the 3% Extra Value Option or the 4% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining annuity contracts.

Contract Maintenance Charge

A $50 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (or on the date of a full surrender) the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect one of four death benefit options at the time of application, as follows:

Death Benefit Options	Charge*
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option**	0.40%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

**The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract.  The Beneficiary Protector II Option may only be elected at the time of application and the annuitant under the contract must be age 75 or younger at the time of application.  If the contract owner elects the Beneficiary Protector II

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Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account.  In addition to the charge assessed against the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of two extra value options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.50%
4% Extra Value Option	0.60%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

In addition to the charge assessed against the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the extra value option elected.  For both extra value options, Nationwide will discontinue deducting the extra value option charges 8 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

The contract owner (or the annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option or an Extra Value Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

7% Lifetime Income Option

The 7% Lifetime Income Option may be elected at the time of application.  For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application, subject to state approval. The 7% Lifetime Income Option is not available in New York.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected. The 7% Lifetime Income Option may not be elected if either of the following optional benefits is elected: Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option may be elected at the time of application.  The 5% Lifetime Income Option is also available the later of 180 days after May 1, 2007 or 180 days after the date a state approval is received for the 5% Lifetime Income Option.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 5% Lifetime Income Option may not be elected if either of the following optional benefits is elected: Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

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If the contract owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when either the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option charge you elected.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the extra value options are assessed for the first 8 contract years.  Therefore, if a contract owner that elected an extra value option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any  Purchase Payment Credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any Purchase Payment Credits, and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

General Distributor

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Waddell & Reed, Inc.

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Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on July 10, 2001 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets.  The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlyingmutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.    Some optional benefits available under the contract limit the list of the underlying mutual funds available in connection with that option.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

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Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-12 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-12.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with the extra value options will not be assessed after the end of the 8th contract year.

**For contracts issued on or September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the GTOs.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account.  The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*

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*The fixed account charge associated with the extra value options will not be assessed after the end of the 8th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  The process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

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Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the Daily Net Assets of the variable account.  This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts.  If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

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Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $50 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	7%
3	7%
4	6%
5	5%
6	4%
7	2%
8	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option (if elected) are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 20).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 20); or

(3)	from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

a)	the contract value at the close of the day prior to the date of the withdrawal; and

b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners

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that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Disability Waiver

The contract includes a Disability Waiver at no additional charge.

Under this provision, no CDSC will be charged if the contract owner becomes disabled at any time after contract issuance, but prior to reaching age 65.  For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal.  Nationwide may require proof of disability prior to waiving CDSC under this waiver.  Once this waiver is invoked, no additional purchase payments may be applied to the contract.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.

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Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation unit to pay a death benefit; or

•	surrenders of accumulation units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A” later in this prospectus.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the extra value options are assessed for the first 8 contract years.  Therefore, if a contract owner that elected an extra value option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options to replace the standard death benefit.  The charges associated with these options will be assessed until annuitization and are assessed on variable account allocations only.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account, an applicant can elect the Five-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 54.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

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For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
   (a)   if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 54.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
    (a)   if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 54.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
(a)   if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (5% annual compound interest applied to adjusted purchase payments).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 54.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  Nationwide may realize a profit from the charge assessed for this option.

The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)
Both spouses must be age 85 or younger at the time the contract is issued (if the contract owner elects the Combination Enhanced Death Benefit Option, both spouses must be 80 or younger at the time the contract is issued);

(4)	Both spouses must be named as beneficiaries;

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(5)	No person other than the spouse may be named as the contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If the co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

The charge associated with this option is assessed on variable account allocations only.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term.

Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Once elected, the Beneficiary Protector II Option may not be revoked.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death.  If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

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Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

Extra Value Options

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 8 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

An extra value option may not be elected if either the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.50% of the Daily Net Assets of the variable account, a contract owner can elect the 3% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.50%.  After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.  In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.60% of the Daily Net Assets of the variable account, a contract owner can elect the 4% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.60%.  After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the extra value option if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is subject to a CDSC before the end of the 7th contract year.

The amount of the extra value credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a contract owner waits to surrender

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value from the contract, the smaller the amount of the credit that Nationwide will recapture.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture part or all of the amount credited to the contract under this option, according to the following vesting/recapture schedules:

Vesting and Recapture Schedule for
3% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	3% (or all of the credit)
2	1%	2% (or 2/3 of the credit)
3	1%	2% (or 2/3 of the credit)
4	2%	1% (or 1/3 of the credit)
5	2%	1% (or 1/3 of the credit)
6	2%	1% (or 1/3 of the credit)
7	2%	1% (or 1/3 of the credit)
8 and thereafter	3% (fully vested)	0%

Vesting and Recapture Schedule for
4% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	4% (or all of the credit)
2	1%	3% (or 3/4 of the credit)
3	1%	3% (or 3/4 of the credit)
4	2%	2% (or 1/2 of the credit)
5	2%	2% (or 1/2 of the credit)
6	2%	2% (or 1/2 of the credit)
7	2%	2% (or 1/2 of the credit)
8 and thereafter	4% (fully vested)	0%

For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000.  In contract year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $2,000.

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the surrender is taken, according to the recapture schedules indicated above.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $200.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the contract value.

Nationwide will not recapture credits under the extra value option under the following circumstances:

(1)	If the withdrawal is not subject to a CDSC;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th contract year.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the

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Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed

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account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a GTO, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus. Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the GTO are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under the contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

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Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the annuitant, and all references in this option to "contract owner" shall mean annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option or an Extra Value Option.   Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates

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the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

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Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

This RMD privilege does not apply to beneficially owned contracts.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

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Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession please consult with your registered representative or call Nationwide Service Center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.

A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

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In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.

After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).

The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.

Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The

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remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?

A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?

If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?

If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct

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Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

While the tax treatment for surrenders for benefits such as CPP Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Please consult a qualified tax advisor.

Lifetime Income Options – Generally

Unlike the CPP Lifetime Income Option, the 5% and 7% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5% or 7% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5% or 7% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  If in addition to the annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the No CDSC Option.  The 7% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge associated with the 7% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the “7% L.Inc Anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.  (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the lifetime withdrawal percentage limit.)

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Election of the 7% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.

The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a

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lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 7% L.Inc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the lifetime withdrawal percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the lifetime withdrawal percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 7% Lifetime Income Option change.

In the event one or more terms and conditions of the 7% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 7% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

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Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 7% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The person’s life upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the

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primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

The 5% Lifetime Income Option may be elected at the time of application.  The 5% Lifetime Income Option is also available the later of 180 days after May 1, 2007 or 180 days after the date a state approval is received for the 5% Lifetime Income Option.  This option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option or either of the extra value options.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  Currently, the charge associated with this option is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.

The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first surrender, the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

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For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the income benefit base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the income benefit base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Income percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Income percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the Lifetime Income Percentage limit.  A reduction to the income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the Life Income percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the income benefit base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the income benefit base.

In situations where the contract value exceeds the Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the income benefit base.  In situations where the contract value is less than the Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

On each 5% L.Inc anniversary after the first surrender from the contract, if the contract value exceeds the income benefit base, the contract owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and income benefit base

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information, and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the 5% Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Protection Feature.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

For an additional charge of 0.15% of the income benefit base, the contract owner can elect, at the time the Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
Both spouses must be age 45 to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  Please refer to “Federal Tax Considerations” within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(7)	No person other than the spouse may be named as contract owner, annuitant or beneficiary.

(8)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Option will pay for the Spousal Protection Option, but not receive the benefits associated with the option.  These situations vary depending on whether or not the contract owner has begun taking surrenders from the contract.

If no surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

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(1)	The contract owner elects to annuitize the contract; or

(2)	The spouse dies before the contract owner.

If surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract;

(2)	The spouse dies before the contract owner; or

(3)	The marriage terminates due to divorce, dissolution, or annulment.

Income Benefit Investment Options

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own sub-account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of sub-accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or “split” between one or more sub-accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the “Transfers Prior to Annuitization” provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see “Appendix A: Underlying Mutual Funds.”

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Investment Option                                                                                                Available in:
	CPP1	CPPLI 2	Enhanced CPP and CPPLI3	LINC4
Ivy Funds Variable Insurance Portfolios, Inc.
Asset Strategy	X	X
Balanced	X	X
Bond	X	X
Core Equity	X	X
Dividend Opportunities	X	X
Energy
Global Natural Resources
Growth	X	X
High Income
International Growth
International Value
Micro Cap Growth
Mid Cap Growth	X	X
Money Market	X	X
Mortgage Securities	X	X
Pathfinder Aggressive	X	X	X6	X7
Pathfinder Conservative	X	X	X	X
Pathfinder Moderate	X	X	X5	X
Pathfinder Moderately Aggressive	X	X	X5	X
Pathfinder Moderately Conservative	X	X	X	X
Real Estate Securities
Science and Technology
Small Cap Growth
Small Cap Value
Value	X	X
Static Asset Allocation Models
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)8	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)8	X	X	X5	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Lifetime Income Option

4 Lifetime Income Option
5 The five year program duration is not available with this investment option
6 The five and seven year program durations are not available with this investment option
7 If you are invested in these Income Benefit Investment Options prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in these Income Benefit Investment Options.  No transfers into these Income Benefit Investment Options will be permitted on or after March 2, 2009.  Any asset rebalancing program established prior to March 2, 2009, that includes one of these Income Benefit Investment Options will continue to rebalance; however, you will not be permitted to increase the percentage of contract value that is rebalanced into these Income Benefit Investment Options.
In addition, the Income Benefit Investment Options listed above will no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009, that includes either of the Income Benefit Investment Options listed above will continue uninterrupted, however, you will not be permitted to increase the percentage of contract value that is transferred through your dollar cost averaging program into either of these Income Benefit Investment Options.
8 Effective May 1, 2009, the Balanced Option and the Capital Appreciation Option of the Static Asset Allocation Models will no longer be available to new investors that have selected the L.Inc option.

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Investment Option                                                                                                Available in:
	CPP1	CPPLI2	Enhanced CPP and CPPLI3	LINC4
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008.
Nationwide Variable Insurance Trust (NVIT) NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations. Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X7
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6

1 Capital Preservation Plus Option
2Capital Preservation Plus Lifetime Income Option
3Enhanced Capital Preservation Plus Lifetime Income Option
4Lifetime Income Option
5 The five year program duration is not available with this investment option
6 The five and seven year program durations are not available with this investment option
7 If you are invested in these Income Benefit Investment Options prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in these Income Benefit Investment Options.  No transfers into these Income Benefit Investment Options will be permitted on or after March 2, 2009.  Any asset rebalancing program established prior to March 2, 2009, that includes one of these Income Benefit Investment Options will continue to rebalance; however, you will not be permitted to increase the percentage of contract value that is rebalanced into these Income Benefit Investment Options.
In addition, the Income Benefit Investment Options listed above will no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009, that includes either of the Income Benefit Investment Options listed above will continue uninterrupted, however, you will not be permitted to increase the percentage of contract value that is transferred through your dollar cost averaging program into either of these Income Benefit Investment Options.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.75% for the first 8 contract years.  At the end of that period, the contract will be re-rated, and the 0.50% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.25%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.75% will have a lower unit value than sub-account X with charges of 1.25% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

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If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant's spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner's spouse);

•	contingent owner;

•	annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	co-annuitant (must be the annuitant's spouse);

•	joint annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity***	$1,000	$1,000

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments may not be permitted in all states.

***Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects an extra value option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

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The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 – $499,999	0.0% (no PPC is payable)
$500,000 – $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) – $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) – $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) – $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by

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Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.25% to 3.85% of the Daily Net Assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

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Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfers Prior to Annuitization

Prior to annuitization, a contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any valuation period on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a contract owner moves contract value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.  Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.  If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

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Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within a specified number of days after the date of the allocation to the sub-account.  Such fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund’s assets.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

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If an extra value option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the extra value option.  No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•
a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

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(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
Up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

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If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the W&R Target Funds, Inc. – Money Market Portfolio unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Ivy Funds Variable Insurance Portfolios, Inc.

•	Money Market

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Capital Preservation  Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, or to any investment option that is unavailable with the respective living benefit option.  Please refer to “Income Benefits Investment Options” earlier in this prospectus for the investment options available for these living benefits.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until the amount allocated to the standard or enhanced fixed account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program.  Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events and do not count towards the annual 20 transfer event limit.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

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Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary.  To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

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If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the beneficiary elects to receive the death benefit as a lump sum payment, we may transfer that amount to the general account and issue the beneficiary a draft book.  The beneficiary can write one draft for total payment of the death benefit, or keep the money in the general account and write drafts as needed. Nationwide will credit interest at a rate determined periodically in its sole discretion.  For federal income tax purposes, the beneficiary will be deemed to have received the lump sum payment on transfer of the death benefit amount to the general account.  The interest will be taxable to the beneficiary in the tax year that it is credited.  If the beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the beneficiary.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or one of the three available death benefit options that are offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greater of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The contract value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The contract value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

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The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account, an applicant can elect the Five-Year Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that

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Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

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(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.  If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

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(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Option

If the contract owner elected a Lifetime Income Option, Nationwide will, approximately three months before the annuity commencement date, notify the contract owner of the impending annuity commencement date and give the contract owner the opportunity to defer the annuity commencement date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the annuity commencement date may have negative tax consequences.  See “Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs” in Appendix C, the “Lifetime Income Option,” provision in this prospectus.  Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  If the contract owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

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Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.

Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

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Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death.  For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.waddell.com.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this

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investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity,

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Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a

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motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-108894

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

66

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	High level of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks maximum growth of capital consistent with a more aggressive level of risk.

The Ivy Funds Pathfinder Portfolios are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Ivy Funds Pathfinder Portfolios for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a conservative level of risk.

The Ivy Funds Pathfinder Portfolios are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Ivy Funds Pathfinder Portfolios for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderate level of risk.

The Ivy Funds Pathfinder Portfolios are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Ivy Funds Pathfinder Portfolios for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.

The Ivy Funds Pathfinder Portfolios are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Ivy Funds Pathfinder Portfolios for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

The Ivy Funds Pathfinder Portfolios are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Ivy Funds Pathfinder Portfolios for more information.

67

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust
(each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

68

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT
Investor Destinations Funds. The Capital Appreciation Fund is a “fund-of-
funds” that invests its assets primarily in underlying portfolios of Nationwide
Variable Insurance Trust (each, an “Underlying Fund” or collectively,
“Underlying Funds”) that represent several asset classes. Each of the Underlying
Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

69

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

70

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.25%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.85%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-866-221-1100, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.waddell.com

The following underlying mutual funds were added to the variable account on May 1, 2009, therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.567798	16.537037	-26.72%	977,694	2008
	15.858905	22.567798	42.30%	843,662	2007
	13.366016	15.858905	18.65%	601,588	2006
	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.414774	10.465513	-21.99%	255,284	2008
	11.952090	13.414774	12.24%	251,843	2007
	10.882903	11.952090	9.82%	236,398	2006
	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.900118	10.797440	-0.94%	681,166	2008
	10.446616	10.900118	4.34%	615,320	2007
	10.147852	10.446616	2.94%	289,001	2006
	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	15.045770	9.691485	-35.59%	495,615	2008
	13.362733	15.045770	12.60%	413,556	2007
	11.566635	13.362733	15.53%	337,036	2006
	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

71

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.776568	9.983950	-36.72%	481,280	2008
	13.689086	15.776568	15.25%	426,935	2007
	11.958793	13.689086	14.47%	292,737	2006
	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.806236	7.341931	-46.82%	180,321	2008
	9.241332	13.806236	49.40%	86,557	2007
	10.000000	9.241332	-7.59%	24,395	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.539070	8.196967	-61.94%	388,368	2008
	15.200491	21.539070	41.70%	312,602	2007
	12.265498	15.200491	23.93%	177,128	2006
	10.000000	12.265498	22.65%	47,455	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	14.008269	8.815214	-37.07%	670,099	2008
	11.275932	14.008269	21.38%	653,035	2007
	10.870706	11.275932	3.73%	596,445	2006
	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.184048	9.406562	-22.80%	330,024	2008
	11.880401	12.184048	2.56%	298,405	2007
	10.910449	11.880401	8.89%	222,619	2006
	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.313982	9.871776	-42.98%	229,881	2008
	15.957859	17.313982	8.50%	219,704	2007
	12.467031	15.957859	28.00%	173,461	2006
	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.749575	10.140258	-42.87%	233,646	2008
	14.819603	17.749575	19.77%	220,799	2007
	12.403625	14.819603	19.48%	151,351	2006
	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.436948	7.408126	-48.69%	72,466	2008
	13.729896	14.436948	5.15%	72,574	2007
	12.384438	13.729896	10.86%	65,584	2006
	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.519516	8.513709	-37.03%	179,613	2008
	12.157736	13.519516	11.20%	156,600	2007
	11.340809	12.157736	7.20%	83,719	2006
	10.000000	11.340809	13.41%	21,078	2005*

72

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.709938	10.807090	0.91%	489,112	2008
	10.367672	10.709938	3.30%	234,468	2007
	10.064012	10.367672	3.02%	207,118	2006
	9.943467	10.064012	1.21%	78,920	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.873017	9.561541	-12.06%	92,962	2008
	10.648998	10.873017	2.10%	119,593	2007
	10.292017	10.648998	3.47%	91,598	2006
	10.217999	10.292017	0.72%	51,891	2005
	10.000000	10.217999	2.18%	6,222	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.535359	-24.65%	211,923	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.809037	-11.91%	2,783	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.037464	-19.63%	124,230	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.940516	-20.59%	217,432	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.525733	-14.74%	4,159	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.426988	9.112288	-36.84%	171,514	2008
	17.407306	14.426988	-17.12%	156,085	2007
	13.550249	17.407306	28.46%	135,802	2006
	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.276268	10.625576	-34.72%	422,189	2008
	13.253761	16.276268	22.80%	376,966	2007
	12.441590	13.253761	6.53%	292,036	2006
	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

73

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.855979	8.322155	-39.94%	236,019	2008
	12.361497	13.855979	12.09%	230,765	2007
	11.915402	12.361497	3.74%	204,527	2006
	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.137393	8.853462	-27.06%	223,154	2008
	12.821425	12.137393	-5.34%	219,904	2007
	11.111581	12.821425	15.39%	185,828	2006
	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.924029	8.446778	-34.64%	316,398	2008
	12.844942	12.924029	0.62%	325,701	2007
	11.128479	12.844942	15.42%	321,964	2006
	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.888565	6.167108	-37.63%	1,087	2008
	10.000000	9.888565	-1.11%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.178144	9.445559	-7.20%	170,404	2008
	10.000000	10.178144	1.78%	101,301	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.023339	7.602054	-24.16%	2,047,776	2008
	10.000000	10.023339	0.23%	1,603,585	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.964596	6.751042	-32.25%	4,309,068	2008
	10.000000	9.964596	-0.35%	3,661,327	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.115379	8.486159	-16.11%	582,743	2008
	10.000000	10.115379	1.15%	388,554	2007

74

Maximum Optional Benefits Elected (Total 3.70%)
(Variable account charges of 3.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.677865	13.346638	-28.54%	0	2008
	13.460707	18.677865	38.76%	0	2007
	11.632479	13.460707	15.72%	0	2006
	10.000000	11.632479	16.32%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.938648	9.082517	-23.92%	0	2008
	10.908929	11.938648	9.44%	0	2007
	10.185042	10.908929	7.11%	0	2006
	10.000000	10.185042	1.85%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.017691	9.677181	-3.40%	0	2008
	9.846426	10.017691	1.74%	0	2007
	9.807463	9.846426	0.40%	0	2006
	10.000000	9.807463	-1.93%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	12.900679	8.103104	-37.19%	0	2008
	11.750575	12.900679	9.79%	0	2007
	10.429113	11.750575	12.67%	0	2006
	10.000000	10.429113	4.29%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	13.638669	8.416380	-38.29%	0	2008
	12.136730	13.638669	12.38%	0	2007
	10.871534	12.136730	11.64%	0	2006
	10.000000	10.871534	8.72%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.239297	6.865220	-48.15%	0	2008
	9.088419	13.239297	45.67%	0	2007
	10.000000	9.088419	-9.12%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.186164	7.490578	-62.89%	0	2008
	14.610042	20.186164	38.17%	0	2007
	12.088081	14.610042	20.86%	0	2006
	10.000000	12.088081	20.88%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.336104	8.183532	-38.64%	0	2008
	11.009366	13.336104	18.35%	0	2007
	10.883040	11.009366	1.16%	0	2006
	10.000000	10.883040	8.83%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.433682	7.855191	-24.71%	0	2008
	10.433867	10.433682	0.00%	0	2007
	9.825031	10.433867	6.20%	0	2006
	10.000000	9.825031	-1.75%	0	2005*

75

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	15.422881	8.591891	-44.29%	0	2008
	13.206206	15.422881	16.79%	0	2007
	11.333603	13.206206	16.52%	0	2006
	10.000000	11.333603	13.34%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	13.945798	7.753597	-44.40%	0	2008
	13.182208	13.945798	5.79%	0	2007
	10.559678	13.182208	24.84%	0	2006
	10.000000	10.559678	5.60%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.251672	6.630603	-49.96%	0	2008
	12.925123	13.251672	2.53%	0	2007
	11.954418	12.925123	8.12%	0	2006
	10.000000	11.954418	19.54%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.670064	7.780303	-38.59%	0	2008
	11.685253	12.670064	8.43%	0	2007
	11.176674	11.685253	4.55%	0	2006
	10.000000	11.176674	11.77%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.006152	9.846412	-1.60%	0	2008
	9.934179	10.006152	0.72%	0	2007
	9.887873	9.934179	0.47%	0	2006
	10.000000	9.887873	-1.12%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	9.892105	8.483030	-14.24%	0	2008
	9.936095	9.892105	-0.44%	0	2007
	9.846613	9.936095	0.91%	0	2006
	10.000000	9.846613	-1.53%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.381570	-26.18%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.629445	-13.71%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.873511	-21.26%	0	2008*

76

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.778503	-22.21%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.351871	-16.48%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.544752	7.110000	-38.41%	0	2008
	14.286272	11.544752	-19.19%	0	2007
	11.402625	14.286272	25.29%	0	2006
	10.000000	11.402625	14.03%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.337662	9.127262	-36.34%	0	2008
	11.973649	14.337662	19.74%	0	2007
	11.525126	11.973649	3.89%	0	2006
	10.000000	11.525126	15.25%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.055592	7.060620	-41.43%	0	2008
	11.030429	12.055592	9.29%	0	2007
	10.902256	11.030429	1.18%	0	2006
	10.000000	10.902256	9.02%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.694963	7.607288	-28.87%	0	2008
	11.586889	10.694963	-7.70%	0	2007
	10.296423	11.586889	12.53%	0	2006
	10.000000	10.296423	2.96%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.029381	7.029170	-36.27%	0	2008
	11.242341	11.029381	-1.89%	0	2007
	9.987051	11.242341	12.57%	0	2006
	10.000000	9.987051	-0.13%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.723848	5.913537	-39.19%	0	2008
	10.000000	9.723848	-2.76%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.008635	9.057749	-9.50%	0	2008
	10.000000	10.008635	0.09%	0	2007

77

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.856398	7.289720	-26.04%	0	2008
	10.000000	9.856398	-1.44%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.798619	6.473554	-33.93%	0	2008
	10.000000	9.798619	-2.01%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	9.946917	8.137631	-18.19%	0	2008
	10.000000	9.946917	-0.53%	0	2007

78

Appendix C: Contract Types and Tax Information
Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or registered representative prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity

80

contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

81

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial

82

surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original

83

contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or registered representative for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or registered representative for further information relating to EGTRRA and other tax issues.

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Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or registered representative for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

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For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Alabama– Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Hawaii – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus and Capital Preservation Plus Lifetime Income Options are not available.  See “Capital Preservation Plus Option” and “Capital Preservation Plus Lifetime Income Option” earlier in this prospectus for more information.

Massachusetts – The Long-Term Care/Nursing Home Waiver is not available.  See “Contingent Deferred Sales Charge” subsection “Conditions Imposed During the CPP Program Period” earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Minnesota – The 3% and 4% Extra Value Options are not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Extra Value Options” earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.  See “Synopsis of the Contracts” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Contingent Deferred Sales Charge” subsection “Long-Term Care/Nursing Home and Terminal Illness Waiver” earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet Internal Revenue Code  minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See “Contingent Deferred Sales Charge” subsection “Waiver of Contingent Deferred Sales Charge” earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See “Contract Owner Services” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The calculations used to determine the amount of the Standard Death Benefit, the One-Month Enhanced Death Benefit, the One-Year Enhanced Death Benefit, Five Year Enhanced Death Benefit and the Combination Enhanced Death Benefit if the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See “Death Benefit Calculations” subsections “Standard Death Benefit”, “One-Month Enhanced Death Benefit,” “One Year Enhanced Death Benefit,” “Combination Enhanced Death Benefit,” “Five Year Enhanced Death Benefit” and “Death Benefit Calculations” earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Contingent Deferred Sales Charge” subsection “Long-Term Care/Nursing home and Terminal Illness Waiver” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the annuitization date and, if the net amount to be applied to any annuity payment option at the annuitization date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See “Annuitizing the Contract” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

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The One Month Enhanced Death Benefit Option is not available. See “Death Benefit Options” subsection “One Month Enhanced Death Benefit Option” earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefit Options” subsection “Combination Enhanced Death Benefit Option” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in the prospectus for more information.

The Extra Value Options are not available with the election of the Capital Preservation Plus Lifetime Income Option.  See “Optional Contract Benefits, Charges and Deductions” subsection “Extra Value Options” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in the prospectus for more information.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

The maximum transferable amount from the fixed account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See “Transfers Prior to Annuitization” subsection “Transfers from the Fixed Account” earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program is not available. See “Contract Owner Services” subsection “Enhanced Fixed Dollar Cost Averaging” earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Joint owners are not limited to spouses. See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

South Carolina – The Fixed Account is not an available investment option. See “Investing in the Contract” subsection “The Fixed Account” earlier in this prospectus for more information.

Texas – CDSC will not apply if the contract owner (or annuitant if the contract has a non-natural owner) is confined to a long-term care facility or hospital for a continuous 90 day period after the first contract anniversary.  Written proof of confinement is a bill or a statement from the physician or from the long-term care facility or hospital, as defined in the contract that demonstrates the continuous 90-day confinement of the contract owner at the time of withdrawal or surrender occurring after the first contract anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See “Contingent Deferred Sales Charge” subsection “Long-Term Care/Nursing Home and Terminal Illness Waiver” earlier in this prospectus for more information.

CDSC will not be charged if the contract owner (or a joint owner) is diagnosed by a physician (who is not a party to the contract or an immediate family member of a party to the contract) to have a terminal illness at any time after the contract has been issued.  Written notice requesting a terminal illness waiver of CDSC and proof of terminal illness must be provided by the physician to Nationwide and recorded at Nationwide prior to the waiver of surrender charges.  See Contingent Deferred Sales Charge” subsection “Long-Term Care/Nursing Home and Terminal Illness Waiver” earlier in this prospectus for more information.

Utah- The 4% Extra Value Option is not available. See “Optional Contract Benefits, Charges and Deductions” subsection “Extra Value Options” earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses. See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

Washington – The Fixed Account is not an available investment option. See “Investing in the Contract” subsection “The Fixed Account” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in the prospectus for more information.

The Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Options are not available.  See “Optional Contract Benefits, Charges and Deductions” subsections “Capital Preservation Plus Option” and the “Capital Preservation Plus Lifetime Income Option” earlier in this prospectus for more information.

The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See “Contingent Deferred Sales Charge” subsection “Waiver of Contingent Deferred Sales Charge” earlier in this prospectus for more information.

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Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefit Options” subsection “Combination Enhanced Death Benefit Option” earlier in this prospectus for more information.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-221-1100, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-12 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-12 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life

Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.  No underwriting commissions were paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2008.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).
No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.567798	16.537037	-26.72%	977,694	2008
	15.858905	22.567798	42.30%	843,662	2007
	13.366016	15.858905	18.65%	601,588	2006
	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.414774	10.465513	-21.99%	255,284	2008
	11.952090	13.414774	12.24%	251,843	2007
	10.882903	11.952090	9.82%	236,398	2006
	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.900118	10.797440	-0.94%	681,166	2008
	10.446616	10.900118	4.34%	615,320	2007
	10.147852	10.446616	2.94%	289,001	2006
	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	15.045770	9.691485	-35.59%	495,615	2008
	13.362733	15.045770	12.60%	413,556	2007
	11.566635	13.362733	15.53%	337,036	2006
	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.776568	9.983950	-36.72%	481,280	2008
	13.689086	15.776568	15.25%	426,935	2007
	11.958793	13.689086	14.47%	292,737	2006
	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.806236	7.341931	-46.82%	180,321	2008
	9.241332	13.806236	49.40%	86,557	2007
	10.000000	9.241332	-7.59%	24,395	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.539070	8.196967	-61.94%	388,368	2008
	15.200491	21.539070	41.70%	312,602	2007
	12.265498	15.200491	23.93%	177,128	2006
	10.000000	12.265498	22.65%	47,455	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	14.008269	8.815214	-37.07%	670,099	2008
	11.275932	14.008269	21.38%	653,035	2007
	10.870706	11.275932	3.73%	596,445	2006
	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.184048	9.406562	-22.80%	330,024	2008
	11.880401	12.184048	2.56%	298,405	2007
	10.910449	11.880401	8.89%	222,619	2006
	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.313982	9.871776	-42.98%	229,881	2008
	15.957859	17.313982	8.50%	219,704	2007
	12.467031	15.957859	28.00%	173,461	2006
	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.749575	10.140258	-42.87%	233,646	2008
	14.819603	17.749575	19.77%	220,799	2007
	12.403625	14.819603	19.48%	151,351	2006
	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.436948	7.408126	-48.69%	72,466	2008
	13.729896	14.436948	5.15%	72,574	2007
	12.384438	13.729896	10.86%	65,584	2006
	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.519516	8.513709	-37.03%	179,613	2008
	12.157736	13.519516	11.20%	156,600	2007
	11.340809	12.157736	7.20%	83,719	2006
	10.000000	11.340809	13.41%	21,078	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.709938	10.807090	0.91%	489,112	2008
	10.367672	10.709938	3.30%	234,468	2007
	10.064012	10.367672	3.02%	207,118	2006
	9.943467	10.064012	1.21%	78,920	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.873017	9.561541	-12.06%	92,962	2008
	10.648998	10.873017	2.10%	119,593	2007
	10.292017	10.648998	3.47%	91,598	2006
	10.217999	10.292017	0.72%	51,891	2005
	10.000000	10.217999	2.18%	6,222	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.535359	-24.65%	211,923	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.809037	-11.91%	2,783	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.037464	-19.63%	124,230	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.940516	-20.59%	217,432	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.525733	-14.74%	4,159	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.426988	9.112288	-36.84%	171,514	2008
	17.407306	14.426988	-17.12%	156,085	2007
	13.550249	17.407306	28.46%	135,802	2006
	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.276268	10.625576	-34.72%	422,189	2008
	13.253761	16.276268	22.80%	376,966	2007
	12.441590	13.253761	6.53%	292,036	2006
	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.855979	8.322155	-39.94%	236,019	2008
	12.361497	13.855979	12.09%	230,765	2007
	11.915402	12.361497	3.74%	204,527	2006
	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.137393	8.853462	-27.06%	223,154	2008
	12.821425	12.137393	-5.34%	219,904	2007
	11.111581	12.821425	15.39%	185,828	2006
	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.924029	8.446778	-34.64%	316,398	2008
	12.844942	12.924029	0.62%	325,701	2007
	11.128479	12.844942	15.42%	321,964	2006
	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.888565	6.167108	-37.63%	1,087	2008
	10.000000	9.888565	-1.11%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.178144	9.445559	-7.20%	170,404	2008
	10.000000	10.178144	1.78%	101,301	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.023339	7.602054	-24.16%	2,047,776	2008
	10.000000	10.023339	0.23%	1,603,585	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.964596	6.751042	-32.25%	4,309,068	2008
	10.000000	9.964596	-0.35%	3,661,327	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.115379	8.486159	-16.11%	582,743	2008
	10.000000	10.115379	1.15%	388,554	2007

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.524018	16.496591	-26.76%	190,405	2008
	15.836197	22.524018	42.23%	171,927	2007
	13.353622	15.836197	18.59%	138,255	2006
	10.886371	13.353622	22.66%	70,770	2005
	10.000000	10.886371	8.86%	29,480	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.388760	10.439919	-22.02%	59,315	2008
	11.934979	13.388760	12.18%	60,913	2007
	10.872817	11.934979	9.77%	48,382	2006
	10.489659	10.872817	3.65%	26,359	2005
	10.000000	10.489659	4.90%	16,391	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.878995	10.771071	-0.99%	116,474	2008
	10.431678	10.878995	4.29%	120,183	2007
	10.138460	10.431678	2.89%	73,069	2006
	10.108444	10.138460	0.30%	49,249	2005
	10.000000	10.108444	1.08%	12,026	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	15.016630	9.667799	-35.62%	110,164	2008
	13.343637	15.016630	12.54%	104,664	2007
	11.555936	13.343637	15.47%	90,795	2006
	10.740386	11.555936	7.59%	61,928	2005
	10.000000	10.740386	7.40%	29,820	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.745978	9.959538	-36.75%	78,618	2008
	13.669502	15.745978	15.19%	72,088	2007
	11.947717	13.669502	14.41%	51,036	2006
	10.709162	11.947717	11.57%	19,361	2005
	10.000000	10.709162	7.09%	10,043	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.794577	7.332010	-46.85%	21,835	2008
	9.238229	13.794577	49.32%	11,194	2007
	10.000000	9.238229	-7.62%	3,259	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.510935	8.182088	-61.96%	64,978	2008
	15.188357	21.510935	41.63%	58,109	2007
	12.261894	15.188357	23.87%	42,224	2006
	10.000000	12.261894	22.62%	8,498	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.981092	8.793644	-37.10%	138,073	2008
	11.259794	13.981092	21.31%	145,148	2007
	10.860638	11.259794	3.68%	128,339	2006
	9.892431	10.860638	9.79%	98,979	2005
	10.000000	9.892431	-1.08%	56,100	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.160414	9.383558	-22.84%	68,074	2008
	11.863387	12.160414	2.50%	63,312	2007
	10.900319	11.863387	8.84%	44,555	2006
	10.769402	10.900319	1.22%	22,967	2005
	10.000000	10.769402	7.69%	9,799	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.280404	9.847630	-43.01%	41,500	2008
	15.935028	17.280404	8.44%	44,792	2007
	12.455478	15.935028	27.94%	28,922	2006
	11.351885	12.455478	9.72%	13,757	2005
	10.000000	11.351885	13.52%	4,543	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.715158	10.115468	-42.90%	78,343	2008
	14.798397	17.715158	19.71%	78,846	2007
	12.392128	14.798397	19.42%	67,103	2006
	10.779119	12.392128	14.96%	55,747	2005
	10.000000	10.779119	7.79%	41,907	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.408951	7.390002	-48.71%	23,651	2008
	13.710243	14.408951	5.10%	22,916	2007
	12.372955	13.710243	10.81%	17,047	2006
	10.371224	12.372955	19.30%	12,475	2005
	10.000000	10.371224	3.71%	5,258	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.501849	8.498265	-37.06%	46,512	2008
	12.148029	13.501849	11.14%	41,901	2007
	11.337478	12.148029	7.15%	24,331	2006
	10.000000	11.337478	13.37%	3,334	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.688261	10.779753	0.86%	130,204	2008
	10.351957	10.688261	3.25%	61,508	2007
	10.053835	10.351957	2.97%	38,099	2006
	9.938431	10.053835	1.16%	8,574	2005
	10.000000	9.938431	-0.62%	6,487	2004*

IVY Funds Variable Insurance Portfolios, Inc. - IVY VIP Mortgage Securities - Q/NQ	10.854256	9.540207	-12.11%	17,621	2008
	10.636025	10.854256	2.05%	18,092	2007
	10.284679	10.636025	3.42%	16,188	2006
	10.215868	10.284679	0.67%	5,601	2005
	10.000000	10.215868	2.16%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.535359	-24.65%	211,923	2008*

IVY Funds Variable Insurance Portfolios, Inc. - IVY VIP Pathfinder Conservative - Q/NQ	10.000000	8.809037	-11.91%	2,783	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.037464	-19.63%	124,230	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.940516	-20.59%	217,432	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.525733	-14.74%	4,159	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.402082	9.091936	-36.87%	42,922	2008
	17.386111	14.402082	-17.16%	38,607	2007
	13.540583	17.386111	28.40%	33,869	2006
	12.377794	13.540583	9.39%	20,800	2005
	10.000000	12.377794	23.78%	150	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.244706	10.599592	-34.75%	92,695	2008
	13.234791	16.244706	22.74%	88,006	2007
	12.430062	13.234791	6.47%	72,533	2006
	10.741020	12.430062	15.73%	50,748	2005
	10.000000	10.741020	7.41%	17,014	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.829128	8.301805	-39.97%	72,219	2008
	12.343819	13.829128	12.03%	72,295	2007
	11.904373	12.343819	3.69%	71,678	2006
	10.684256	11.904373	11.42%	50,801	2005
	10.000000	10.684256	6.84%	19,770	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.113868	8.831810	-27.09%	24,901	2008
	12.803084	12.113868	-5.38%	24,525	2007
	11.101288	12.803084	15.33%	16,361	2006
	10.798951	11.101288	2.80%	13,653	2005
	10.000000	10.798951	7.99%	6,396	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.898986	8.426126	-34.68%	54,224	2008
	12.826584	12.898986	0.56%	55,097	2007
	11.118182	12.826584	15.37%	47,323	2006
	10.787081	11.118182	3.07%	43,921	2005
	10.000000	10.787081	7.87%	24,547	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.885221	6.161893	-37.67%	0	2008
	10.000000	9.885221	-1.15%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.174698	9.437583	-7.24%	14,847	2008
	10.000000	10.174698	1.75%	11,831	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.019949	7.595631	-24.19%	117,704	2008
	10.000000	10.019949	0.20%	121,690	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.961214	6.745324	-32.28%	317,020	2008
	10.000000	9.961214	-0.39%	370,156	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.111960	8.478995	-16.15%	37,390	2008
	10.000000	10.111960	1.12%	33,798	2007

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.480394	16.456297	-26.80%	137,739	2008
	15.813578	22.480394	42.16%	134,560	2007
	13.341280	15.813578	18.53%	120,155	2006
	10.881785	13.341280	22.60%	66,807	2005
	10.000000	10.881785	8.82%	48,499	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.362775	10.414375	-22.06%	42,080	2008
	11.917884	13.362775	12.12%	33,623	2007
	10.862729	11.917884	9.71%	31,841	2006
	10.485223	10.862729	3.60%	27,811	2005
	10.000000	10.485223	4.85%	15,479	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.857885	10.744711	-1.04%	89,699	2008
	10.416743	10.857885	4.23%	79,002	2007
	10.129070	10.416743	2.84%	55,453	2006
	10.104181	10.129070	0.25%	38,962	2005
	10.000000	10.104181	1.04%	28,007	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.987496	9.644142	-35.65%	63,745	2008
	13.324537	14.987496	12.48%	63,369	2007
	11.545220	13.324537	15.41%	51,264	2006
	10.735848	11.545220	7.54%	35,505	2005
	10.000000	10.735848	7.36%	25,261	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.715453	9.935179	-36.78%	51,508	2008
	13.649956	15.715453	15.13%	41,007	2007
	11.936658	13.649956	14.35%	31,297	2006
	10.704636	11.936658	11.51%	21,669	2005
	10.000000	10.704636	7.05%	11,266	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.782912	7.322087	-46.88%	12,195	2008
	9.235115	13.782912	49.24%	6,016	2007
	10.000000	9.235115	-7.65%	1,221	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.482800	8.167233	-61.98%	33,224	2008
	15.176222	21.482800	41.56%	29,545	2007
	12.258287	15.176222	23.80%	22,510	2006
	10.000000	12.258287	22.58%	2,134	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.953988	8.772140	-37.14%	103,363	2008
	11.243684	13.953988	21.25%	121,997	2007
	10.850570	11.243684	3.62%	115,678	2006
	9.888249	10.850570	9.73%	102,256	2005
	10.000000	9.888249	-1.12%	69,658	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.136822	9.360607	-22.87%	57,277	2008
	11.846403	12.136822	2.45%	52,817	2007
	10.890211	11.846403	8.78%	52,278	2006
	10.764854	10.890211	1.16%	44,039	2005
	10.000000	10.764854	7.65%	28,729	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.246904	9.823548	-43.04%	39,716	2008
	15.912231	17.246904	8.39%	49,496	2007
	12.443945	15.912231	27.87%	42,373	2006
	11.347098	12.443945	9.67%	33,914	2005
	10.000000	11.347098	13.47%	21,530	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.680775	10.090715	-42.93%	41,084	2008
	14.777196	17.680775	19.65%	37,573	2007
	12.380643	14.777196	19.36%	26,696	2006
	10.774571	12.380643	14.91%	20,523	2005
	10.000000	10.774571	7.75%	13,567	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.381004	7.371922	-48.74%	17,929	2008
	13.690618	14.381004	5.04%	17,972	2007
	12.361492	13.690618	10.75%	26,138	2006
	10.366838	12.361492	19.24%	20,613	2005
	10.000000	10.366838	3.67%	7,023	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.484181	8.482834	-37.09%	31,433	2008
	12.138313	13.484181	11.09%	30,105	2007
	11.334146	12.138313	7.10%	15,416	2006
	10.000000	11.334146	13.34%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.666622	10.752482	0.80%	30,263	2008
	10.336265	10.666622	3.20%	14,038	2007
	10.043668	10.336265	2.91%	16,374	2006
	9.933398	10.043668	1.11%	7,452	2005
	10.000000	9.933398	-0.67%	6,371	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.835510	9.518906	-12.15%	15,647	2008
	10.623076	10.835510	2.00%	32,916	2007
	10.277340	10.623076	3.36%	30,297	2006
	10.213735	10.277340	0.62%	19,750	2005
	10.000000	10.213735	2.14%	1,609	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.532160	-24.68%	484,223	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.805292	-11.95%	23,447	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.034058	-19.66%	492,566	2008*

IVY Funds Variable Insurance Portfolios, Inc. - IVY VIP Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.937145	-20.63%	238,012	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.522115	-14.78%	207,045	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.377204	9.071602	-36.90%	17,412	2008
	17.364934	14.377204	-17.21%	19,290	2007
	13.530925	17.364934	28.34%	15,513	2006
	12.375222	13.530925	9.34%	6,226	2005
	10.000000	12.375222	23.75%	681	2004*

IVY Funds Variable Insurance Portfolios, Inc. - IVY VIP Science and Technology - Q/NQ	16.213185	10.573646	-34.78%	37,414	2008
	13.215840	16.213185	22.68%	51,027	2007
	12.418537	13.215840	6.42%	51,079	2006
	10.736477	12.418537	15.67%	43,844	2005
	10.000000	10.736477	7.36%	26,758	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.802274	8.281476	-40.00%	31,575	2008
	12.326127	13.802274	11.98%	33,833	2007
	11.893329	12.326127	3.64%	35,087	2006
	10.679735	11.893329	11.36%	27,255	2005
	10.000000	10.679735	6.80%	18,055	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.090335	8.810190	-27.13%	20,373	2008
	12.784737	12.090335	-5.43%	26,511	2007
	11.090988	12.784737	15.27%	37,376	2006
	10.794386	11.090988	2.75%	35,444	2005
	10.000000	10.794386	7.94%	18,535	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.873949	8.405499	-34.71%	61,575	2008
	12.808210	12.873949	0.51%	75,399	2007
	11.107867	12.808210	15.31%	86,901	2006
	10.782518	11.107867	3.02%	76,033	2005
	10.000000	10.782518	7.83%	48,728	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.881869	6.156675	-37.70%	0	2008
	10.000000	9.881869	-1.18%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.171246	9.429598	-7.29%	19,249	2008
	10.000000	10.171246	1.71%	9,494	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.016553	7.589203	-24.23%	358,632	2008
	10.000000	10.016553	0.17%	220,903	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.957836	6.739614	-32.32%	779,153	2008
	10.000000	9.957836	-0.42%	664,191	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.108530	8.471818	-16.19%	112,365	2008
	10.000000	10.108530	1.09%	72,102	2007

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.436723	16.415989	-26.83%	1,109,040	2008
	15.790884	22.436723	42.09%	833,461	2007
	13.328880	15.790884	18.47%	504,654	2006
	10.877179	13.328880	22.54%	287,019	2005
	10.000000	10.877179	8.77%	140,189	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.336841	10.388885	-22.10%	297,369	2008
	11.900831	13.336841	12.07%	218,571	2007
	10.852673	11.900831	9.66%	157,831	2006
	10.480806	10.852673	3.55%	140,398	2005
	10.000000	10.480806	4.81%	74,784	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.836806	10.718418	-1.09%	645,482	2008
	10.401822	10.836806	4.18%	435,478	2007
	10.119669	10.401822	2.79%	206,258	2006
	10.099912	10.119669	0.20%	159,627	2005
	10.000000	10.099912	1.00%	82,053	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.958414	9.620542	-35.68%	542,153	2008
	13.305448	14.958414	12.42%	470,861	2007
	11.534505	13.305448	15.35%	316,253	2006
	10.731311	11.534505	7.48%	214,432	2005
	10.000000	10.731311	7.31%	119,052	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.684938	9.910852	-36.81%	543,228	2008
	13.630401	15.684938	15.07%	431,823	2007
	11.925581	13.630401	14.30%	260,618	2006
	10.700118	11.925581	11.45%	149,625	2005
	10.000000	10.700118	7.00%	82,219	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.771261	7.312172	-46.90%	168,508	2008
	9.232018	13.771261	49.17%	82,577	2007
	10.000000	9.232018	-7.68%	30,877	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.454694	8.152394	-62.00%	451,586	2008
	15.164090	21.454694	41.48%	325,709	2007
	12.254682	15.164090	23.74%	178,928	2006
	10.000000	12.254682	22.55%	56,876	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.926885	8.750654	-37.17%	591,230	2008
	11.227570	13.926885	21.19%	516,573	2007
	10.840502	11.227570	3.57%	386,809	2006
	9.884076	10.840502	9.68%	306,776	2005
	10.000000	9.884076	-1.16%	185,150	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.113275	9.337707	-22.91%	386,841	2008
	11.829451	12.113275	2.40%	326,759	2007
	10.880121	11.829451	8.73%	205,858	2006
	10.760313	10.880121	1.11%	127,413	2005
	10.000000	10.760313	7.60%	71,527	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.213417	9.799489	-43.07%	238,111	2008
	15.889443	17.213417	8.33%	218,742	2007
	12.432400	15.889443	27.81%	137,078	2006
	11.342302	12.432400	9.61%	81,884	2005
	10.000000	11.342302	13.42%	27,718	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.646467	10.066010	-42.96%	259,650	2008
	14.756045	17.646467	19.59%	202,554	2007
	12.369159	14.756045	19.30%	100,676	2006
	10.770016	12.369159	14.85%	56,205	2005
	10.000000	10.770016	7.70%	27,600	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.353074	7.353860	-48.76%	77,061	2008
	13.671005	14.353074	4.99%	87,943	2007
	12.350031	13.671005	10.70%	72,266	2006
	10.362461	12.350031	19.18%	45,909	2005
	10.000000	10.362461	3.62%	24,993	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.466549	8.467438	-37.12%	220,117	2008
	12.128625	13.466549	11.03%	182,602	2007
	11.330819	12.128625	7.04%	88,470	2006
	10.000000	11.330819	13.31%	24,213	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.645014	10.725261	0.75%	268,921	2008
	10.320585	10.645014	3.14%	132,554	2007
	10.033503	10.320585	2.86%	137,842	2006
	9.928364	10.033503	1.06%	60,604	2005
	10.000000	9.928364	-0.72%	58,505	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.816778	9.497630	-12.20%	108,810	2008
	10.610110	10.816778	1.95%	109,993	2007
	10.269994	10.610110	3.31%	77,507	2006
	10.211601	10.269994	0.57%	42,832	2005
	10.000000	10.211601	2.12%	8,859	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.528964	-24.71%	426,446	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.801558	-11.98%	126,429	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.030649	-19.69%	950,453	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.933778	-20.66%	1,694,835	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.518493	-14.82%	309,417	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.352365	9.051323	-36.93%	178,537	2008
	17.343772	14.352365	-17.25%	170,008	2007
	13.521259	17.343772	28.27%	125,380	2006
	12.372627	13.521259	9.28%	77,123	2005
	10.000000	12.372627	23.73%	19,411	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.181716	10.547769	-34.82%	487,796	2008
	13.196907	16.181716	22.62%	387,325	2007
	12.407020	13.196907	6.37%	259,797	2006
	10.731942	12.407020	15.61%	187,578	2005
	10.000000	10.731942	7.32%	117,157	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.775474	8.261190	-40.03%	211,476	2008
	12.308468	13.775474	11.92%	202,507	2007
	11.882298	12.308468	3.59%	133,723	2006
	10.675229	11.882298	11.31%	100,343	2005
	10.000000	10.675229	6.75%	52,406	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.066896	8.788635	-27.17%	173,389	2008
	12.766450	12.066896	-5.48%	151,973	2007
	11.080717	12.766450	15.21%	117,790	2006
	10.789832	11.080717	2.70%	96,336	2005
	10.000000	10.789832	7.90%	46,349	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.848961	8.384927	-34.74%	351,323	2008
	12.789868	12.848961	0.46%	331,314	2007
	11.097565	12.789868	15.25%	244,836	2006
	10.777974	11.097565	2.97%	239,298	2005
	10.000000	10.777974	7.78%	127,754	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.878533	6.151469	-37.73%	0	2008
	10.000000	9.878533	-1.21%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.167804	9.421625	-7.34%	38,694	2008
	10.000000	10.167804	1.68%	12,262	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.013153	7.582777	-24.27%	355,474	2008
	10.000000	10.013153	0.13%	357,778	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.954464	6.733908	-32.35%	1,047,393	2008
	10.000000	9.954464	-0.46%	950,772	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.105112	8.464662	-16.23%	110,503	2008
	10.000000	10.105112	1.05%	117,039	2007

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	25.275261	18.474043	-26.91%	615,796	2008
	17.806770	25.275261	41.94%	542,911	2007
	15.045664	17.806770	18.35%	384,601	2006
	12.290595	15.045664	22.42%	241,988	2005
	11.013107	12.290595	11.60%	105,995	2004

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	16.049636	12.489356	-22.18%	203,623	2008
	14.336133	16.049636	11.95%	180,619	2007
	13.086714	14.336133	9.55%	137,821	2006
	12.651100	13.086714	3.44%	112,837	2005
	11.790268	12.651100	7.30%	68,581	2004

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.391303	11.255442	-1.19%	367,732	2008
	10.945209	11.391303	4.08%	285,395	2007
	10.659089	10.945209	2.68%	146,988	2006
	10.649046	10.659089	0.09%	118,688	2005
	10.407372	10.649046	2.32%	62,324	2004

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	17.445641	11.208799	-35.75%	287,794	2008
	15.533665	17.445641	12.31%	296,229	2007
	13.479782	15.533665	15.24%	216,205	2006
	12.553822	13.479782	7.38%	141,679	2005
	11.631880	12.553822	7.93%	81,480	2004

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.802997	9.975304	-36.88%	330,815	2008
	13.746999	15.802997	14.96%	305,792	2007
	12.039763	13.746999	14.18%	191,189	2006
	10.813502	12.039763	11.34%	128,231	2005
	9.983448	10.813502	8.31%	62,894	2004

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.747959	7.292379	-46.96%	96,287	2008
	9.225789	13.747959	49.02%	60,571	2007
	10.000000	9.225789	-7.74%	14,677	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.398539	8.122768	-62.04%	265,224	2008
	15.139843	21.398539	41.34%	251,357	2007
	12.247478	15.139843	23.62%	156,635	2006
	10.000000	12.247478	22.47%	71,851	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	17.110386	10.740006	-37.23%	331,260	2008
	13.808103	17.110386	21.07%	333,039	2007
	13.345578	13.808103	3.47%	312,227	2006
	12.180440	13.345578	9.57%	268,596	2005
	11.970044	12.180440	1.76%	185,219	2004

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.672054	11.298712	-22.99%	224,447	2008
	14.342898	14.672054	2.29%	214,892	2007
	13.205219	14.342898	8.62%	141,176	2006
	13.073034	13.205219	1.01%	118,861	2005
	12.080557	13.073034	8.22%	60,932	2004

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	19.794184	11.257249	-43.13%	149,154	2008
	18.290336	19.794184	8.22%	162,732	2007
	14.325420	18.290336	27.68%	110,592	2006
	13.082570	14.325420	9.50%	80,380	2005
	10.826540	13.082570	20.84%	25,019	2004

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	21.976936	12.523471	-43.02%	145,928	2008
	18.395940	21.976936	19.47%	146,420	2007
	15.435888	18.395940	19.18%	102,015	2006
	13.453864	15.435888	14.73%	65,170	2005
	11.981428	13.453864	12.29%	36,771	2004

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.038419	7.697150	-48.82%	55,177	2008
	14.338411	15.038419	4.88%	64,729	2007
	12.966064	14.338411	10.58%	65,955	2006
	10.890358	12.966064	19.06%	51,015	2005
	10.046461	10.890358	8.40%	14,091	2004

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.431292	8.436686	-37.19%	117,582	2008
	12.109217	13.431292	10.92%	105,841	2007
	11.324149	12.109217	6.93%	57,109	2006
	10.000000	11.324149	13.24%	21,258	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.479382	10.547671	0.65%	193,052	2008
	10.170370	10.479382	3.04%	54,988	2007
	9.897476	10.170370	2.76%	54,706	2006
	9.803676	9.897476	0.96%	16,278	2005
	9.884439	9.803676	-0.82%	27,544	2004

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.779388	9.455195	-12.28%	40,038	2008
	10.584231	10.779388	1.84%	53,343	2007
	10.255309	10.584231	3.21%	48,429	2006
	10.207325	10.255309	0.47%	33,871	2005
	10.000000	10.207325	2.07%	5,815	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.522560	-24.77%	237,592	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.794086	-12.06%	92,124	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.023825	-19.76%	360,966	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.927036	-20.73%	434,705	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.511263	-14.89%	189,531	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.302763	9.010845	-37.00%	151,465	2008
	17.301487	14.302763	-17.33%	165,422	2007
	13.501937	17.301487	28.14%	139,421	2006
	12.367457	13.501937	9.17%	97,560	2005
	10.000000	12.367457	23.67%	24,661	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	22.103782	14.393314	-34.88%	211,431	2008
	18.045012	22.103782	22.49%	218,382	2007
	16.982126	18.045012	6.26%	180,795	2006
	14.704232	16.982126	15.49%	143,655	2005
	12.841368	14.704232	14.51%	79,285	2004

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	20.097625	12.040342	-40.09%	112,979	2008
	17.975680	20.097625	11.80%	123,083	2007
	17.370865	17.975680	3.48%	110,991	2006
	15.622012	17.370865	11.19%	86,475	2005
	13.876442	15.622012	12.58%	43,025	2004

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	13.646252	9.928826	-27.24%	109,430	2008
	14.452122	13.646252	-5.58%	118,644	2007
	12.556513	14.452122	15.10%	111,150	2006
	12.239257	12.556513	2.59%	104,734	2005
	10.802922	12.239257	13.30%	45,734	2004

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	16.929690	11.036676	-34.81%	172,200	2008
	16.869028	16.929690	0.36%	191,183	2007
	14.651796	16.869028	15.13%	167,350	2006
	14.244230	14.651796	2.86%	165,167	2005
	12.607472	14.244230	12.98%	89,955	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.871824	6.141041	-37.79%	155	2008
	10.000000	9.871824	-1.28%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.160913	9.405694	-7.43%	3,445	2008
	10.000000	10.160913	1.61%	5,617	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.006367	7.569944	-24.35%	186,448	2008
	10.000000	10.006367	0.06%	206,369	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.947717	6.722513	-32.42%	488,626	2008
	10.000000	9.947717	-0.52%	467,129	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.098252	8.450318	-16.32%	34,691	2008
	10.000000	10.098252	0.98%	29,024	2007

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.306283	16.295699	-26.95%	234,545	2008
	15.723092	22.306283	41.87%	189,689	2007
	13.291807	15.723092	18.29%	122,073	2006
	10.863389	13.291807	22.35%	85,785	2005
	10.000000	10.863389	8.63%	34,325	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.259227	10.312698	-22.22%	52,640	2008
	11.849683	13.259227	11.90%	53,374	2007
	10.822453	11.849683	9.49%	45,623	2006
	10.467514	10.822453	3.39%	30,356	2005
	10.000000	10.467514	4.68%	4,284	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.773771	10.639881	-1.24%	100,435	2008
	10.357146	10.773771	4.02%	75,746	2007
	10.091515	10.357146	2.63%	54,783	2006
	10.087111	10.091515	0.04%	43,206	2005
	10.000000	10.087111	0.87%	8,808	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.871399	9.549989	-35.78%	76,763	2008
	13.248312	14.871399	12.25%	75,063	2007
	11.502428	13.248312	15.18%	53,276	2006
	10.717718	11.502428	7.32%	25,494	2005
	10.000000	10.717718	7.18%	10,540	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.593713	9.838189	-36.91%	92,029	2008
	13.571877	15.593713	14.90%	102,186	2007
	11.892408	13.571877	14.12%	72,996	2006
	10.686558	11.892408	11.28%	43,469	2005
	10.000000	10.686558	6.87%	19,940	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.736314	7.282488	-46.98%	58,259	2008
	9.222681	13.736314	48.94%	23,585	2007
	10.000000	9.222681	-7.77%	7,544	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.370513	8.108001	-62.06%	74,095	2008
	15.127723	21.370513	41.27%	47,015	2007
	12.243870	15.127723	23.55%	29,530	2006
	10.000000	12.243870	22.44%	7,192	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.845865	8.686482	-37.26%	41,042	2008
	11.179337	13.845865	21.01%	49,515	2007
	10.810334	11.179337	3.41%	48,327	2006
	9.871540	10.810334	9.51%	44,840	2005
	10.000000	9.871540	-1.28%	17,197	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.042796	9.269249	-23.03%	52,777	2008
	11.778637	12.042796	2.24%	70,575	2007
	10.849842	11.778637	8.56%	60,047	2006
	10.746685	10.849842	0.96%	50,276	2005
	10.000000	10.746685	7.47%	24,814	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.113300	9.727637	-43.16%	43,578	2008
	15.821211	17.113300	8.17%	46,229	2007
	12.397816	15.821211	27.61%	31,101	2006
	11.327932	12.397816	9.44%	29,283	2005
	10.000000	11.327932	13.28%	5,146	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.543823	9.992192	-43.04%	47,152	2008
	14.692667	17.543823	19.41%	41,278	2007
	12.334743	14.692667	19.12%	23,801	2006
	10.756357	12.334743	14.67%	13,746	2005
	10.000000	10.756357	7.56%	3,169	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.269552	7.299908	-48.84%	18,077	2008
	13.612277	14.269552	4.83%	16,728	2007
	12.315672	13.612277	10.53%	10,573	2006
	10.349311	12.315672	19.00%	7,102	2005
	10.000000	10.349311	3.49%	387	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.413699	8.421348	-37.22%	14,840	2008
	12.099518	13.413699	10.86%	17,260	2007
	11.320806	12.099518	6.88%	16,953	2006
	10.000000	11.320806	13.21%	2,259	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.580386	10.643928	0.60%	32,531	2008
	10.273641	10.580386	2.99%	18,641	2007
	10.003040	10.273641	2.71%	16,354	2006
	9.913259	10.003040	0.91%	2,968	2005
	10.000000	9.913259	-0.87%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.760746	9.434053	-12.33%	31,555	2008
	10.571316	10.760746	1.79%	29,476	2007
	10.247977	10.571316	3.16%	22,599	2006
	10.205190	10.247977	0.42%	23,411	2005
	10.000000	10.205190	2.05%	8,896	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.519365	-24.81%	36,535	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.790350	-12.10%	64,735	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.020417	-19.80%	98,404	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.923671	-20.76%	19,096	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.507650	-14.92%	114,984	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.278028	8.990664	-37.03%	32,840	2008
	17.280393	14.278028	-17.37%	31,684	2007
	13.492294	17.280393	28.08%	26,935	2006
	12.364878	13.492294	9.12%	29,220	2005
	10.000000	12.364878	23.65%	8,105	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.087552	10.470400	-34.92%	61,099	2008
	13.140207	16.087552	22.43%	60,444	2007
	12.372492	13.140207	6.21%	42,514	2006
	10.718332	12.372492	15.43%	40,090	2005
	10.000000	10.718332	7.18%	11,140	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.695326	8.200597	-40.12%	35,796	2008
	12.255604	13.695326	11.75%	33,298	2007
	11.849247	12.255604	3.43%	27,440	2006
	10.661688	11.849247	11.14%	19,285	2005
	10.000000	10.661688	6.62%	6,475	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.996652	8.724150	-27.28%	30,345	2008
	12.711600	11.996652	-5.62%	29,833	2007
	11.049879	12.711600	15.04%	27,317	2006
	10.776155	11.049879	2.54%	39,859	2005
	10.000000	10.776155	7.76%	9,461	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.774210	8.323428	-34.84%	56,195	2008
	12.734940	12.774210	0.31%	57,079	2007
	11.066692	12.734940	15.07%	54,964	2006
	10.764313	11.066692	2.81%	58,883	2005
	10.000000	10.764313	7.64%	17,131	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.868477	6.135831	-37.82%	0	2008
	10.000000	9.868477	-1.32%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.157469	9.397725	-7.48%	1,280	2008
	10.000000	10.157469	1.57%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	10.002970	7.563530	-24.39%	10,925	2008
	10.000000	10.002970	0.03%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.944336	6.716809	-32.46%	19,806	2008
	10.000000	9.944336	-0.56%	12,168	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.094828	8.443170	-16.36%	6,342	2008
	10.000000	10.094828	0.95%	0	2007

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.262944	16.255753	-26.98%	14,360	2008
	15.700558	22.262944	41.80%	12,076	2007
	13.279477	15.700558	18.23%	9,308	2006
	10.858799	13.279477	22.29%	2,916	2005
	10.000000	10.858799	8.59%	2,235	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.233447	10.287401	-22.26%	3,388	2008
	11.832685	13.233447	11.84%	0	2007
	10.812397	11.832685	9.44%	3,255	2006
	10.463080	10.812397	3.34%	0	2005
	10.000000	10.463080	4.63%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.752801	10.613764	-1.29%	21,796	2008
	10.342268	10.752801	3.97%	4,095	2007
	10.082121	10.342268	2.58%	2,033	2006
	10.082836	10.082121	-0.01%	1,935	2005
	10.000000	10.082836	0.83%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.842481	9.526571	-35.82%	11,953	2008
	13.229301	14.842481	12.19%	7,203	2007
	11.491737	13.229301	15.12%	7,031	2006
	10.713177	11.491737	7.27%	4,421	2005
	10.000000	10.713177	7.13%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.563384	9.814051	-36.94%	11,901	2008
	13.552396	15.563384	14.84%	7,470	2007
	11.881350	13.552396	14.06%	4,919	2006
	10.682033	11.881350	11.23%	2,096	2005
	10.000000	10.682033	6.82%	2,228	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.724659	7.272605	-47.01%	3,906	2008
	9.219567	13.724659	48.86%	3,569	2007
	10.000000	9.219567	-7.80%	668	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.342511	8.093238	-62.08%	6,284	2008
	15.115622	21.342511	41.20%	4,922	2007
	12.240271	15.115622	23.49%	811	2006
	10.000000	12.240271	22.40%	584	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.501297	8.665179	-37.29%	6,019	2008
	11.163288	13.501297	20.94%	7,533	2007
	10.800291	11.163288	3.36%	7,225	2006
	9.867359	10.800291	9.45%	6,549	2005
	10.000000	9.867359	-1.33%	2,565	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.019357	9.246500	-23.07%	15,083	2008
	11.761714	12.019357	2.19%	9,354	2007
	10.839746	11.761714	8.51%	7,739	2006
	10.742128	10.839746	0.91%	5,058	2005
	10.000000	10.742128	7.42%	1,406	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.080033	9.703785	-43.19%	1,759	2008
	15.798522	17.080033	8.11%	3,627	2007
	12.386297	15.798522	27.55%	1,662	2006
	11.323140	12.386297	9.39%	0	2005
	10.000000	11.323140	13.23%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.509720	9.967695	-43.07%	10,614	2008
	14.671593	17.509720	19.34%	6,102	2007
	12.323286	14.671593	19.06%	4,881	2006
	10.751810	12.323286	14.62%	1,567	2005
	10.000000	10.751810	7.52%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.241805	7.281996	-48.87%	1,786	2008
	13.592740	14.241805	4.78%	2,431	2007
	12.304225	13.592740	10.47%	1,572	2006
	10.344928	12.304225	18.94%	1,240	2005
	10.000000	10.344928	3.45%	1,032	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.396095	8.406008	-37.25%	2,658	2008
	12.089818	13.396095	10.80%	262	2007
	11.317461	12.089818	6.82%	1,687	2006
	10.000000	11.317461	13.17%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.558909	10.616927	0.55%	1,130	2008
	10.258024	10.558909	2.93%	0	2007
	9.992896	10.258024	2.65%	0	2006
	9.908224	9.992896	0.85%	0	2005
	10.000000	9.908224	-0.92%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.742095	9.412920	-12.37%	825	2008
	10.558387	10.742095	1.74%	1,126	2007
	10.240640	10.558387	3.10%	2,443	2006
	10.203049	10.240640	0.37%	0	2005
	10.000000	10.203049	2.03%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.516163	-24.84%	32,430	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.786618	-12.13%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.016999	-19.83%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.920296	-20.80%	3,890	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.504034	-14.96%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.253313	8.970521	-37.06%	4,582	2008
	17.259294	14.253313	-17.42%	5,173	2007
	13.482646	17.259294	28.01%	5,369	2006
	12.362288	13.482646	9.06%	1,646	2005
	10.000000	12.362288	23.62%	1,247	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.056280	10.444727	-34.95%	7,125	2008
	13.121359	16.056280	22.37%	8,505	2007
	12.361004	13.121359	6.15%	5,050	2006
	10.713795	12.361004	15.37%	1,300	2005
	10.000000	10.713795	7.14%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.668679	8.180472	-40.15%	977	2008
	12.238008	13.668679	11.69%	2,319	2007
	11.838237	12.238008	3.38%	474	2006
	10.657176	11.838237	11.08%	490	2005
	10.000000	10.657176	6.57%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.973328	8.702755	-27.32%	5,096	2008
	12.693366	11.973328	-5.67%	4,724	2007
	11.039613	12.693366	14.98%	3,897	2006
	10.771587	11.039613	2.49%	329	2005
	10.000000	10.771587	7.72%	313	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.749368	8.303010	-34.88%	1,003	2008
	12.716664	12.749368	0.26%	2,773	2007
	11.056402	12.716664	15.02%	1,175	2006
	10.759749	11.056402	2.76%	1,188	2005
	10.000000	10.759749	7.60%	310	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.865127	6.130624	-37.86%	0	2008
	10.000000	9.865127	-1.35%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.154020	9.389759	-7.53%	0	2008
	10.000000	10.154020	1.54%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.999573	7.557116	-24.43%	0	2008
	10.000000	9.999573	0.00%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.940964	6.711115	-32.49%	10,869	2008
	10.000000	9.940964	-0.59%	11,680	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.091406	8.436012	-16.40%	0	2008
	10.000000	10.091406	0.91%	0	2007

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.219629	16.215891	-27.02%	399,809	2008
	15.678007	22.219629	41.72%	311,111	2007
	13.267127	15.678007	18.17%	227,216	2006
	10.854199	13.267127	22.23%	148,085	2005
	10.000000	10.854199	8.54%	77,577	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.207700	10.262167	-22.30%	80,722	2008
	11.815702	13.207700	11.78%	81,577	2007
	10.802354	11.815702	9.38%	60,764	2006
	10.458657	10.802354	3.29%	56,694	2005
	10.000000	10.458657	4.59%	42,011	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.731879	10.587737	-1.34%	136,662	2008
	10.327421	10.731879	3.92%	122,255	2007
	10.072747	10.327421	2.53%	64,547	2006
	10.078564	10.072747	-0.06%	51,687	2005
	10.000000	10.078564	0.79%	15,166	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.813591	9.503181	-35.85%	140,750	2008
	13.210298	14.813591	12.14%	134,003	2007
	11.481042	13.210298	15.06%	112,979	2006
	10.708638	11.481042	7.21%	76,194	2005
	10.000000	10.708638	7.09%	51,785	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.533102	9.789971	-36.97%	162,325	2008
	13.532936	15.533102	14.78%	160,916	2007
	11.870306	13.532936	14.01%	127,682	2006
	10.677507	11.870306	11.17%	90,106	2005
	10.000000	10.677507	6.78%	45,208	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.713029	7.262739	-47.04%	62,758	2008
	9.216455	13.713029	48.79%	33,270	2007
	10.000000	9.216455	-7.84%	8,108	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.314520	8.078499	-62.10%	117,875	2008
	15.103507	21.314520	41.12%	114,529	2007
	12.236657	15.103507	23.43%	72,132	2006
	10.000000	12.236657	22.37%	23,757	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.792038	8.643902	-37.33%	247,395	2008
	11.147251	13.792038	20.88%	248,460	2007
	10.790246	11.147251	3.31%	209,793	2006
	9.863176	10.790246	9.40%	204,441	2005
	10.000000	9.863176	-1.37%	126,272	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.995987	9.223832	-23.11%	104,643	2008
	11.744848	11.995987	2.14%	131,809	2007
	10.829687	11.744848	8.45%	92,505	2006
	10.737584	10.829687	0.86%	71,872	2005
	10.000000	10.737584	7.38%	43,025	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.046789	9.679962	-43.22%	83,507	2008
	15.775822	17.046789	8.06%	103,184	2007
	12.374769	15.775822	27.48%	92,833	2006
	11.318339	12.374769	9.33%	69,156	2005
	10.000000	11.318339	13.18%	23,131	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.475632	9.943223	-43.10%	82,023	2008
	14.650514	17.475632	19.28%	100,316	2007
	12.311824	14.650514	19.00%	72,876	2006
	10.747252	12.311824	14.56%	39,617	2005
	10.000000	10.747252	7.47%	23,213	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.214083	7.264117	-48.89%	30,943	2008
	13.573226	14.214083	4.72%	36,774	2007
	12.292790	13.573226	10.42%	33,871	2006
	10.340546	12.292790	18.88%	31,234	2005
	10.000000	10.340546	3.41%	13,189	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.378526	8.390709	-37.28%	63,393	2008
	12.080134	13.378526	10.75%	55,974	2007
	11.314133	12.080134	6.77%	46,152	2006
	10.000000	11.314133	13.14%	16,307	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.537464	10.589980	0.50%	120,342	2008
	10.242423	10.537464	2.88%	59,957	2007
	9.982757	10.242423	2.60%	53,023	2006
	9.903189	9.982757	0.80%	8,247	2005
	10.000000	9.903189	-0.97%	4,550	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.723506	9.391851	-12.42%	41,868	2008
	10.545496	10.723506	1.69%	47,697	2007
	10.233317	10.545496	3.05%	22,656	2006
	10.200913	10.233317	0.32%	20,035	2005
	10.000000	10.200913	2.01%	5,656	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.512961	-24.87%	39,034	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.782873	-12.17%	40,011	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.013596	-19.86%	73,270	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.916928	-20.83%	76,056	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.500417	-15.00%	54,345	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.228624	8.950414	-37.10%	38,395	2008
	17.238217	14.228624	-17.46%	40,845	2007
	13.472997	17.238217	27.95%	56,536	2006
	12.359706	13.472997	9.01%	27,510	2005
	10.000000	12.359706	23.60%	6,968	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	16.025035	10.419098	-34.98%	128,707	2008
	13.102513	16.025035	22.31%	157,698	2007
	12.349507	13.102513	6.10%	124,101	2006
	10.709265	12.349507	15.32%	120,803	2005
	10.000000	10.709265	7.09%	51,692	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.642092	8.160393	-40.18%	63,723	2008
	12.220439	13.642092	11.63%	70,712	2007
	11.827235	12.220439	3.32%	60,152	2006
	10.652666	11.827235	11.03%	66,464	2005
	10.000000	10.652666	6.53%	36,363	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.950013	8.681389	-27.35%	69,025	2008
	12.675128	11.950013	-5.72%	85,173	2007
	11.029344	12.675128	14.92%	78,622	2006
	10.767029	11.029344	2.44%	71,680	2005
	10.000000	10.767029	7.67%	45,978	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.724572	8.282642	-34.91%	116,058	2008
	12.698426	12.724572	0.21%	129,210	2007
	11.046138	12.698426	14.96%	123,636	2006
	10.755200	11.046138	2.71%	128,205	2005
	10.000000	10.755200	7.55%	84,756	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.861767	6.125419	-37.89%	0	2008
	10.000000	9.861767	-1.38%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.150568	9.381805	-7.57%	0	2008
	10.000000	10.150568	1.51%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.996180	7.550709	-24.46%	64,418	2008
	10.000000	9.996180	-0.04%	40,917	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.937583	6.705416	-32.52%	96,839	2008
	10.000000	9.937583	-0.62%	99,449	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.087968	8.428856	-16.45%	17,841	2008
	10.000000	10.087968	0.88%	11,981	2007

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.176381	16.176082	-27.06%	7,682	2008
	15.655484	22.176381	41.65%	8,824	2007
	13.254788	15.655484	18.11%	2,413	2006
	10.849605	13.254788	22.17%	0	2005
	10.000000	10.849605	8.50%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.181995	10.236980	-22.34%	1,727	2008
	11.798734	13.181995	11.72%	906	2007
	10.792309	11.798734	9.33%	907	2006
	10.454222	10.792309	3.23%	0	2005
	10.000000	10.454222	4.54%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.710986	10.561748	-1.39%	6,476	2008
	10.312580	10.710986	3.86%	9,138	2007
	10.063376	10.312580	2.48%	541	2006
	10.074295	10.063376	-0.11%	0	2005
	10.000000	10.074295	0.74%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.784757	9.479855	-35.88%	1,017	2008
	13.191326	14.784757	12.08%	2,393	2007
	11.470368	13.191326	15.00%	757	2006
	10.704103	11.470368	7.16%	0	2005
	10.000000	10.704103	7.04%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.502843	9.765921	-37.01%	6,869	2008
	13.513483	15.502843	14.72%	7,007	2007
	11.859263	13.513483	13.95%	429	2006
	10.672988	11.859263	11.11%	0	2005
	10.000000	10.672988	6.73%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.701387	7.252869	-47.06%	1,581	2008
	9.213342	13.701387	48.71%	2,065	2007
	10.000000	9.213342	-7.87%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.286548	8.063765	-62.12%	3,194	2008
	15.091398	21.286548	41.05%	4,417	2007
	12.233048	15.091398	23.37%	1,634	2006
	10.000000	12.233048	22.33%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.765168	8.622659	-37.36%	480	2008
	11.131228	13.765168	20.82%	2,306	2007
	10.780205	11.131228	3.26%	530	2006
	9.858991	10.780205	9.34%	0	2005
	10.000000	9.858991	-1.41%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.972626	9.201179	-23.15%	5,134	2008
	11.727972	11.972626	2.09%	5,914	2007
	10.819604	11.727972	8.40%	0	2006
	10.733033	10.819604	0.81%	0	2005
	10.000000	10.733033	7.33%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.013612	9.656203	-43.24%	3,449	2008
	15.753171	17.013612	8.00%	3,925	2007
	12.363265	15.753171	27.42%	623	2006
	11.313543	12.363265	9.28%	0	2005
	10.000000	11.313543	13.14%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.441639	9.918819	-43.13%	293	2008
	14.629487	17.441639	19.22%	1,108	2007
	12.300381	14.629487	18.94%	0	2006
	10.742710	12.300381	14.50%	0	2005
	10.000000	10.742710	7.43%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.186393	7.246271	-48.92%	0	2008
	13.553719	14.186393	4.67%	0	2007
	12.281355	13.553719	10.36%	0	2006
	10.336158	12.281355	18.82%	0	2005
	10.000000	10.336158	3.36%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.360973	8.375425	-37.31%	1,151	2008
	12.070453	13.360973	10.69%	1,580	2007
	11.310791	12.070453	6.72%	687	2006
	10.000000	11.310791	13.11%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.516050	10.563087	0.45%	0	2008
	10.226837	10.516050	2.83%	0	2007
	9.972621	10.226837	2.55%	0	2006
	9.898154	9.972621	0.75%	0	2005
	10.000000	9.898154	-1.02%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.704881	9.370767	-12.46%	1,049	2008
	10.532567	10.704881	1.64%	530	2007
	10.225962	10.532567	3.00%	530	2006
	10.198772	10.225962	0.27%	0	2005
	10.000000	10.198772	1.99%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.509769	-24.90%	9,700	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.779155	-12.21%	8,193	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.010187	-19.90%	9,041	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.913563	-20.86%	9,183	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.496801	-15.03%	8,486	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.203946	8.930324	-37.13%	1,838	2008
	17.217135	14.203946	-17.50%	1,721	2007
	13.463339	17.217135	27.88%	636	2006
	12.357120	13.463339	8.95%	0	2005
	10.000000	12.357120	23.57%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.993844	10.393511	-35.02%	3,973	2008
	13.083691	15.993844	22.24%	3,850	2007
	12.338022	13.083691	6.04%	695	2006
	10.704721	12.338022	15.26%	0	2005
	10.000000	10.704721	7.05%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.615513	8.140342	-40.21%	3,994	2008
	12.202871	13.615513	11.58%	3,645	2007
	11.816235	12.202871	3.27%	216	2006
	10.648149	11.816235	10.97%	0	2005
	10.000000	10.648149	6.48%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.926743	8.660071	-27.39%	0	2008
	12.656919	11.926743	-5.77%	0	2007
	11.019082	12.656919	14.86%	0	2006
	10.762459	11.019082	2.38%	0	2005
	10.000000	10.762459	7.62%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.699784	8.262289	-34.94%	2,516	2008
	12.680167	12.699784	0.15%	2,064	2007
	11.035850	12.680167	14.90%	478	2006
	10.750637	11.035850	2.65%	0	2005
	10.000000	10.750637	7.51%	0	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.858408	6.120205	-37.92%	0	2008
	10.000000	9.858408	-1.42%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.147119	9.373847	-7.62%	0	2008
	10.000000	10.147119	1.47%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.992781	7.544302	-24.50%	0	2008
	10.000000	9.992781	-0.07%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.934209	6.699726	-32.56%	0	2008
	10.000000	9.934209	-0.66%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.084545	8.421700	-16.49%	0	2008
	10.000000	10.084545	0.85%	0	2007

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.133217	16.136375	-27.09%	427,583	2008
	15.633000	22.133217	41.58%	426,750	2007
	13.242455	15.633000	18.05%	349,728	2006
	10.844998	13.242455	22.11%	283,573	2005
	10.000000	10.844998	8.45%	156,695	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.156300	10.211826	-22.38%	155,529	2008
	11.781759	13.156300	11.67%	191,730	2007
	10.782248	11.781759	9.27%	209,852	2006
	10.449787	10.782248	3.18%	210,763	2005
	10.000000	10.449787	4.50%	124,115	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.690109	10.535809	-1.44%	210,915	2008
	10.297745	10.690109	3.81%	180,724	2007
	10.054002	10.297745	2.42%	101,490	2006
	10.070023	10.054002	-0.16%	102,825	2005
	10.000000	10.070023	0.70%	58,894	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.755950	9.456557	-35.91%	268,082	2008
	13.172355	14.755950	12.02%	285,734	2007
	11.459681	13.172355	14.95%	277,792	2006
	10.699556	11.459681	7.10%	270,825	2005
	10.000000	10.699556	7.00%	154,738	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.472662	9.741936	-37.04%	230,831	2008
	13.494067	15.472662	14.66%	225,897	2007
	11.848218	13.494067	13.89%	186,161	2006
	10.668454	11.848218	11.06%	147,185	2005
	10.000000	10.668454	6.68%	89,554	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.689761	7.243020	-47.09%	39,901	2008
	9.210232	13.689761	48.64%	38,063	2007
	10.000000	9.210232	-7.90%	22,229	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.258617	8.049072	-62.14%	94,815	2008
	15.079307	21.258617	40.98%	101,356	2007
	12.229450	15.079307	23.30%	55,536	2006
	10.000000	12.229450	22.29%	19,980	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.738354	8.601475	-37.39%	453,064	2008
	11.115227	13.738354	20.76%	494,754	2007
	10.770164	11.115227	3.20%	535,974	2006
	9.854811	10.770164	9.29%	570,595	2005
	10.000000	9.854811	-1.45%	403,720	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.949304	9.178588	-23.19%	135,054	2008
	11.711105	11.949304	2.03%	128,992	2007
	10.809529	11.711105	8.34%	103,108	2006
	10.728483	10.809529	0.76%	87,538	2005
	10.000000	10.728483	7.28%	35,360	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.980463	9.632472	-43.27%	68,165	2008
	15.730525	16.980463	7.95%	68,442	2007
	12.351758	15.730525	27.35%	48,395	2006
	11.308752	12.351758	9.22%	28,349	2005
	10.000000	11.308752	13.09%	12,521	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.407648	9.894443	-43.16%	85,259	2008
	14.608443	17.407648	19.16%	87,403	2007
	12.288922	14.608443	18.87%	58,078	2006
	10.738149	12.288922	14.44%	27,153	2005
	10.000000	10.738149	7.38%	14,246	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.158773	7.228469	-48.95%	34,426	2008
	13.534240	14.158773	4.61%	42,167	2007
	12.269927	13.534240	10.30%	30,788	2006
	10.331777	12.269927	18.76%	28,477	2005
	10.000000	10.331777	3.32%	17,508	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.343410	8.360150	-37.35%	75,691	2008
	12.060759	13.343410	10.63%	73,342	2007
	11.307455	12.060759	6.66%	55,555	2006
	10.000000	11.307455	13.07%	14,347	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.494670	10.536250	0.40%	90,088	2008
	10.211267	10.494670	2.78%	52,492	2007
	9.962493	10.211267	2.50%	69,673	2006
	9.893120	9.962493	0.70%	25,944	2005
	10.000000	9.893120	-1.04%	11,736	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.686333	9.349777	-12.51%	22,847	2008
	10.519699	10.686333	1.58%	18,936	2007
	10.218644	10.519699	2.95%	19,188	2006
	10.196629	10.218644	0.22%	14,116	2005
	10.000000	10.196629	1.97%	10,053	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.506569	-24.93%	26,171	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.775405	-12.25%	2,980	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.006784	-19.93%	78,948	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.910188	-20.90%	27,162	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.493176	-15.07%	7,467	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.179316	8.910273	-37.16%	39,830	2008
	17.196075	14.179316	-17.54%	38,848	2007
	13.453700	17.196075	27.82%	43,152	2006
	12.354526	13.453700	8.90%	26,744	2005
	10.000000	12.354526	23.55%	7,304	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.962703	10.367994	-35.05%	103,860	2008
	13.064891	15.962703	22.18%	119,996	2007
	12.326552	13.064891	5.99%	92,209	2006
	10.700187	12.326552	15.20%	73,445	2005
	10.000000	10.700187	7.00%	35,530	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.588971	8.120337	-40.24%	60,249	2008
	12.185314	13.588971	11.52%	72,418	2007
	11.805225	12.185314	3.22%	66,419	2006
	10.643628	11.805225	10.91%	45,622	2005
	10.000000	10.643628	6.44%	27,208	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.903494	8.638788	-27.43%	38,180	2008
	12.638716	11.903494	-5.82%	39,624	2007
	11.008824	12.638716	14.81%	46,192	2006
	10.757894	11.008824	2.33%	51,041	2005
	10.000000	10.757894	7.58%	21,866	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.675047	8.241999	-34.97%	253,574	2008
	12.661946	12.675047	0.10%	262,529	2007
	11.025583	12.661946	14.84%	273,723	2006
	10.746076	11.025583	2.60%	289,709	2005
	10.000000	10.746076	7.46%	221,769	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.855066	6.115019	-37.95%	0	2008
	10.000000	9.855066	-1.45%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.143666	9.365889	-7.67%	0	2008
	10.000000	10.143666	1.44%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.989376	7.537884	-24.54%	21,941	2008
	10.000000	9.989376	-0.11%	7,226	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.930826	6.694024	-32.59%	37,712	2008
	10.000000	9.930826	-0.69%	11,284	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.081119	8.414561	-16.53%	4,633	2008
	10.000000	10.081119	0.81%	1,157	2007

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.090088	16.096726	-27.13%	23,773	2008
	15.610523	22.090088	41.51%	24,591	2007
	13.230130	15.610523	17.99%	21,934	2006
	10.840403	13.230130	22.04%	20,227	2005
	10.000000	10.840403	8.40%	14,327	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.130677	10.186750	-22.42%	14,862	2008
	11.764827	13.130677	11.61%	14,952	2007
	10.772217	11.764827	9.21%	14,971	2006
	10.445365	10.772217	3.13%	22,626	2005
	10.000000	10.445365	4.45%	9,812	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.669280	10.509927	-1.49%	10,961	2008
	10.282954	10.669280	3.76%	11,592	2007
	10.044654	10.282954	2.37%	9,555	2006
	10.065754	10.044654	-0.21%	7,503	2005
	10.000000	10.065754	0.66%	6,844	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.727212	9.433325	-35.95%	22,102	2008
	13.153430	14.727212	11.96%	22,989	2007
	11.449027	13.153430	14.89%	23,336	2006
	10.695027	11.449027	7.05%	25,014	2005
	10.000000	10.695027	6.95%	19,844	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.442506	9.717993	-37.07%	8,211	2008
	13.474667	15.442506	14.60%	8,784	2007
	11.837187	13.474667	13.83%	8,867	2006
	10.663933	11.837187	11.00%	7,059	2005
	10.000000	10.663933	6.64%	5,553	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.678145	7.233179	-47.12%	0	2008
	9.207116	13.678145	48.56%	0	2007
	10.000000	9.207116	-7.93%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.230671	8.034380	-62.16%	137	2008
	15.067189	21.230671	40.91%	137	2007
	12.225828	15.067189	23.24%	137	2006
	10.000000	12.225828	22.26%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.711597	8.580350	-37.42%	56,707	2008
	11.099249	13.711597	20.70%	65,192	2007
	10.760148	11.099249	3.15%	70,454	2006
	9.850644	10.760148	9.23%	88,238	2005
	10.000000	9.850644	-1.49%	82,218	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.926016	9.156035	-23.23%	449	2008
	11.694263	11.926016	1.98%	450	2007
	10.799469	11.694263	8.29%	451	2006
	10.723941	10.799469	0.70%	0	2005
	10.000000	10.723941	7.24%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.947363	9.608798	-43.30%	0	2008
	15.707900	16.947363	7.89%	0	2007
	12.340254	15.707900	27.29%	0	2006
	11.303958	12.340254	9.17%	0	2005
	10.000000	11.303958	13.04%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.373728	9.870127	-43.19%	0	2008
	14.587436	17.373728	19.10%	0	2007
	12.277482	14.587436	18.81%	0	2006
	10.733590	12.277482	14.38%	0	2005
	10.000000	10.733590	7.34%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.131155	7.210688	-48.97%	0	2008
	13.514765	14.131155	4.56%	0	2007
	12.258504	13.514765	10.25%	0	2006
	10.327389	12.258504	18.70%	0	2005
	10.000000	10.327389	3.27%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.325893	8.344923	-37.38%	74	2008
	12.051086	13.325893	10.58%	75	2007
	11.304117	12.051086	6.61%	75	2006
	10.000000	11.304117	13.04%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.473324	10.509467	0.35%	3,349	2008
	10.195714	10.473324	2.72%	589	2007
	9.952370	10.195714	2.45%	590	2006
	9.888086	9.952370	0.65%	0	2005
	10.000000	9.888086	-1.12%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.667796	9.328801	-12.55%	578	2008
	10.506815	10.667796	1.53%	580	2007
	10.211304	10.506815	2.89%	581	2006
	10.194486	10.211304	0.16%	0	2005
	10.000000	10.194486	1.94%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.503371	-24.97%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.771673	-12.28%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	8.003363	-19.97%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.906812	-20.93%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.489561	-15.10%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.154722	8.890277	-37.19%	0	2008
	17.175049	14.154722	-17.59%	0	2007
	13.444055	17.175049	27.75%	0	2006
	12.351936	13.444055	8.84%	0	2005
	10.000000	12.351936	23.52%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.931564	10.342497	-35.08%	1,379	2008
	13.046076	15.931564	22.12%	1,379	2007
	12.315049	13.046076	5.94%	1,379	2006
	10.695639	12.315049	15.14%	1,379	2005
	10.000000	10.695639	6.96%	1,379	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.562493	8.100379	-40.27%	1,621	2008
	12.167795	13.562493	11.46%	1,622	2007
	11.794236	12.167795	3.17%	1,623	2006
	10.639112	11.794236	10.86%	1,624	2005
	10.000000	10.639112	6.39%	1,625	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.880302	8.617549	-27.46%	266	2008
	12.620544	11.880302	-5.87%	266	2007
	10.998567	12.620544	14.75%	267	2006
	10.753333	10.998567	2.28%	268	2005
	10.000000	10.753333	7.53%	269	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.650327	8.221721	-35.01%	26,180	2008
	12.643728	12.650327	0.05%	33,088	2007
	11.015308	12.643728	14.78%	33,648	2006
	10.741527	11.015308	2.55%	33,693	2005
	10.000000	10.741527	7.42%	30,560	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.851715	6.109821	-37.98%	0	2008
	10.000000	9.851715	-1.48%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.140218	9.357940	-7.71%	0	2008
	10.000000	10.140218	1.40%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.985979	7.531483	-24.58%	0	2008
	10.000000	9.985979	-0.14%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.927441	6.688333	-32.63%	0	2008
	10.000000	9.927441	-0.73%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.077679	8.407406	-16.57%	0	2008
	10.000000	10.077679	0.78%	0	2007

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.047061	16.057183	-27.17%	1,393,675	2008
	15.588082	22.047061	41.44%	1,260,311	2007
	13.217823	15.588082	17.93%	903,484	2006
	10.835813	13.217823	21.98%	312,465	2005
	10.000000	10.835813	8.36%	31,094	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.105070	10.161694	-22.46%	295,243	2008
	11.747896	13.105070	11.55%	258,149	2007
	10.762180	11.747896	9.16%	188,996	2006
	10.440925	10.762180	3.08%	90,287	2005
	10.000000	10.440925	4.41%	24,241	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.648471	10.484086	-1.54%	280,514	2008
	10.268144	10.648471	3.70%	264,117	2007
	10.035288	10.268144	2.32%	133,087	2006
	10.061487	10.035288	-0.26%	76,430	2005
	10.000000	10.061487	0.61%	12,667	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.698474	9.410117	-35.98%	673,148	2008
	13.134476	14.698474	11.91%	644,668	2007
	11.438337	13.134476	14.83%	485,943	2006
	10.690476	11.438337	7.00%	234,209	2005
	10.000000	10.690476	6.90%	22,845	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.412418	9.694109	-37.10%	559,008	2008
	13.455298	15.412418	14.55%	523,014	2007
	11.826181	13.455298	13.78%	363,355	2006
	10.659419	11.826181	10.95%	145,592	2005
	10.000000	10.659419	6.59%	9,637	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.666521	7.223338	-47.15%	31,634	2008
	9.204002	13.666521	48.48%	29,876	2007
	10.000000	9.204002	-7.96%	316	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.202788	8.019723	-62.18%	51,866	2008
	15.055105	21.202788	40.83%	47,279	2007
	12.222219	15.055105	23.18%	26,537	2006
	10.000000	12.222219	22.22%	2,093	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.684833	8.559234	-37.45%	867,095	2008
	11.083253	13.684833	20.63%	833,293	2007
	10.750100	11.083253	3.10%	670,824	2006
	9.846444	10.750100	9.18%	357,033	2005
	10.000000	9.846444	-1.54%	50,403	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.902773	9.133524	-23.27%	14,768	2008
	11.677448	11.902773	1.93%	13,656	2007
	10.789406	11.677448	8.23%	10,660	2006
	10.719395	10.789406	0.65%	8,089	2005
	10.000000	10.719395	7.19%	3,203	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.914355	9.585178	-43.33%	19,352	2008
	15.685322	16.914355	7.84%	17,040	2007
	12.328771	15.685322	27.23%	13,054	2006
	11.299160	12.328771	9.11%	6,555	2005
	10.000000	11.299160	12.99%	2,601	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.339851	9.845858	-43.22%	38,875	2008
	14.566443	17.339851	19.04%	35,206	2007
	12.266044	14.566443	18.75%	13,204	2006
	10.729036	12.266044	14.33%	9,184	2005
	10.000000	10.729036	7.29%	6,314	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.103582	7.192934	-49.00%	4,310	2008
	13.495307	14.103582	4.51%	4,655	2007
	12.247075	13.495307	10.19%	3,925	2006
	10.323000	12.247075	18.64%	2,436	2005
	10.000000	10.323000	3.23%	854	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.308372	8.329691	-37.41%	524,793	2008
	12.041399	13.308372	10.52%	500,570	2007
	11.300782	12.041399	6.55%	351,552	2006
	10.000000	11.300782	13.01%	72,504	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.452012	10.482743	0.29%	128,588	2008
	10.180180	10.452012	2.67%	66,094	2007
	9.942254	10.180180	2.39%	44,031	2006
	9.883051	9.942254	0.60%	54,083	2005
	10.000000	9.883051	-1.17%	11,763	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.649262	9.307853	-12.60%	116,110	2008
	10.493941	10.649262	1.48%	133,368	2007
	10.203975	10.493941	2.84%	112,148	2006
	10.192346	10.203975	0.11%	44,215	2005
	10.000000	10.192346	1.92%	506	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.500171	-25.00%	244,195	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.767939	-12.32%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.999951	-20.00%	269,926	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.903442	-20.97%	487,821	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.485946	-15.14%	275,997	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.130142	8.870298	-37.22%	11,906	2008
	17.154012	14.130142	-17.63%	12,796	2007
	13.434409	17.154012	27.69%	18,850	2006
	12.349343	13.434409	8.79%	4,913	2005
	10.000000	12.349343	23.49%	2,011	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.900519	10.317071	-35.11%	45,033	2008
	13.027326	15.900519	22.06%	43,373	2007
	12.303593	13.027326	5.88%	19,709	2006
	10.691105	12.303593	15.08%	15,422	2005
	10.000000	10.691105	6.91%	11,057	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.536054	8.080459	-40.30%	19,996	2008
	12.150289	13.536054	11.41%	18,380	2007
	11.783245	12.150289	3.11%	15,188	2006
	10.634594	11.783245	10.80%	10,417	2005
	10.000000	10.634594	6.35%	7,634	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.857125	8.596349	-27.50%	11,336	2008
	12.602388	11.857125	-5.91%	13,055	2007
	10.988323	12.602388	14.69%	10,518	2006
	10.748772	10.988323	2.23%	8,498	2005
	10.000000	10.748772	7.49%	6,955	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.625678	8.201513	-35.04%	554,617	2008
	12.625552	12.625678	0.00%	544,799	2007
	11.005056	12.625552	14.73%	418,703	2006
	10.736971	11.005056	2.50%	280,440	2005
	10.000000	10.736971	7.37%	33,347	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.848355	6.104611	-38.01%	85,191	2008
	10.000000	9.848355	-1.52%	86,264	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.136764	9.349985	-7.76%	16,887	2008
	10.000000	10.136764	1.37%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.982586	7.525077	-24.62%	297,214	2008
	10.000000	9.982586	-0.17%	204,766	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.924073	6.682658	-32.66%	310,899	2008
	10.000000	9.924073	-0.76%	191,467	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.074251	8.400258	-16.62%	137,197	2008
	10.000000	10.074251	0.74%	129,475	2007

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.004077	16.017704	-27.21%	355,337	2008
	15.565649	22.004077	41.36%	344,723	2007
	13.205502	15.565649	17.87%	319,401	2006
	10.831206	13.205502	21.92%	167,734	2005
	10.000000	10.831206	8.31%	85,801	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.079495	10.136693	-22.50%	126,965	2008
	11.730976	13.079495	11.50%	132,969	2007
	10.752145	11.730976	9.10%	125,495	2006
	10.436492	10.752145	3.02%	99,480	2005
	10.000000	10.436492	4.36%	64,177	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.627711	10.458316	-1.59%	76,628	2008
	10.253378	10.627711	3.65%	68,556	2007
	10.025939	10.253378	2.27%	45,135	2006
	10.057219	10.025939	-0.31%	38,829	2005
	10.000000	10.057219	0.57%	32,843	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.669808	9.386964	-36.01%	218,952	2008
	13.115589	14.669808	11.85%	229,941	2007
	11.427682	13.115589	14.77%	232,951	2006
	10.685943	11.427682	6.94%	156,851	2005
	10.000000	10.685943	6.86%	78,751	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.382357	9.670256	-37.13%	189,797	2008
	13.435932	15.382357	14.49%	189,128	2007
	11.815157	13.435932	13.72%	188,185	2006
	10.654894	11.815157	10.89%	133,684	2005
	10.000000	10.654894	6.55%	82,765	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.654905	7.213509	-47.17%	2,911	2008
	9.200892	13.654905	48.41%	238	2007
	10.000000	9.200892	-7.99%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.174907	8.005079	-62.20%	9,302	2008
	15.043015	21.174907	40.76%	8,480	2007
	12.218605	15.043015	23.12%	8,695	2006
	10.000000	12.218605	22.19%	89	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.658127	8.538172	-37.49%	340,186	2008
	11.067291	13.658127	20.57%	360,931	2007
	10.740073	11.067291	3.05%	386,433	2006
	9.842260	10.740073	9.12%	305,484	2005
	10.000000	9.842260	-1.58%	186,333	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.879554	9.111064	-23.30%	11,015	2008
	11.660646	11.879554	1.88%	16,683	2007
	10.779362	11.660646	8.18%	16,908	2006
	10.714851	10.779362	0.60%	16,169	2005
	10.000000	10.714851	7.15%	14,000	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.881345	9.561586	-43.36%	11,366	2008
	15.662729	16.881345	7.78%	12,999	2007
	12.317269	15.662729	27.16%	13,171	2006
	11.294362	12.317269	9.06%	7,922	2005
	10.000000	11.294362	12.94%	6,445	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.306037	9.821633	-43.25%	3,543	2008
	14.545478	17.306037	18.98%	2,888	2007
	12.254611	14.545478	18.69%	3,147	2006
	10.724482	12.254611	14.27%	7,671	2005
	10.000000	10.724482	7.24%	6,836	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.076076	7.175236	-49.03%	2,378	2008
	13.475888	14.076076	4.45%	2,494	2007
	12.235666	13.475888	10.14%	2,557	2006
	10.318622	12.235666	18.58%	4,922	2005
	10.000000	10.318622	3.19%	4,711	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.290861	8.314481	-37.44%	116,994	2008
	12.031718	13.290861	10.47%	116,407	2007
	11.297430	12.031718	6.50%	95,815	2006
	10.000000	11.297430	12.97%	16,809	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.430723	10.456061	0.24%	14,547	2008
	10.164653	10.430723	2.62%	4,802	2007
	9.932138	10.164653	2.34%	2,696	2006
	9.878015	9.932138	0.55%	46	2005
	10.000000	9.878015	-1.22%	1,704	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.630759	9.286934	-12.64%	24,991	2008
	10.481073	10.630759	1.43%	26,187	2007
	10.196645	10.481073	2.79%	31,265	2006
	10.190202	10.196645	0.06%	16,730	2005
	10.000000	10.190202	1.90%	8,676	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.496967	-25.03%	242	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.764199	-12.36%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.996534	-20.03%	15,155	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.900075	-21.00%	73,043	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.482335	-15.18%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.105608	8.850357	-37.26%	7,882	2008
	17.133009	14.105608	-17.67%	9,139	2007
	13.424770	17.133009	27.62%	11,478	2006
	12.346755	13.424770	8.73%	3,537	2005
	10.000000	12.346755	23.47%	3,328	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.869485	10.291679	-35.15%	15,137	2008
	13.008552	15.869485	21.99%	14,362	2007
	12.292110	13.008552	5.83%	15,062	2006
	10.686559	12.292110	15.02%	11,240	2005
	10.000000	10.686559	6.87%	10,545	2004*
	13.509619	8.060555	-40.33%	9,386	2008
IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.132786	13.509619	11.35%	10,438	2007
	11.772263	12.132786	3.06%	10,473	2006
	10.630079	11.772263	10.74%	9,320	2005
	10.000000	10.630079	6.30%	4,767	2004*

	11.833990	8.575191	-27.54%	6,360	2008
IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.584244	11.833990	-5.96%	6,781	2007
	10.978092	12.584244	14.63%	6,830	2006
	10.744213	10.978092	2.18%	6,070	2005
	10.000000	10.744213	7.44%	5,462	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.601031	8.181322	-35.07%	221,340	2008
	12.607367	12.601031	-0.05%	228,453	2007
	10.994794	12.607367	14.67%	237,450	2006
	10.732402	10.994794	2.44%	201,596	2005
	10.000000	10.732402	7.32%	141,576	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.845005	6.099424	-38.05%	136,579	2008
	10.000000	9.845005	-1.55%	46,984	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.133307	9.342042	-7.81%	0	2008
	10.000000	10.133307	1.33%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.979182	7.518678	-24.66%	28,203	2008
	10.000000	9.979182	-0.21%	38,015	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.920693	6.676967	-32.70%	51,457	2008
	10.000000	9.920693	-0.79%	45,871	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.070829	8.393127	-16.66%	1,527	2008
	10.000000	10.070829	0.71%	1,756	2007

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.961143	15.978295	-27.24%	161,561	2008
	15.543234	21.961143	41.29%	185,032	2007

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.053965	10.111736	-22.54%	41,476	2008
	11.714074	13.053965	11.44%	36,925	2007

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.606937	10.432563	-1.64%	34,618	2008
	10.238576	10.606937	3.60%	27,800	2007

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.641180	9.363870	-36.04%	95,520	2008
	13.096694	14.641180	11.79%	110,897	2007

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.352332	9.646451	-37.17%	71,285	2008
	13.416582	15.352332	14.43%	84,765	2007

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.643292	7.203690	-47.20%	0	2008
	9.197778	13.643292	48.33%	0	2007

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.147056	7.990454	-62.21%	1,659	2008
	15.030923	21.147056	40.69%	1,400	2007

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.631476	8.517155	-37.52%	140,231	2008
	11.051367	13.631476	20.51%	144,351	2007

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.856371	9.088653	-23.34%	491	2008
	11.643859	11.856371	1.83%	491	2007

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.272248	9.797449	-43.28%	0	2008
	14.524523	17.272248	18.92%	0	2007

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.848412	9.538051	-43.39%	1,977	2008
	15.640189	16.848412	7.73%	1,977	2007

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.048588	7.157562	-49.05%	424	2008
	13.456465	14.048588	4.40%	424	2007

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.273376	8.299300	-37.47%	68,676	2008
	12.022052	13.273376	10.41%	73,332	2007

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.409480	10.429447	0.19%	23,226	2008
	10.149150	10.409480	2.57%	1,786	2007

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.612282	9.266080	-12.69%	14,289	2008
	10.468224	10.612282	1.38%	15,285	2007

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.493765	-25.06%	10,636	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.760465	-12.40%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.993127	-20.07%	81,225	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.896699	-21.03%	72,496	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.478714	-15.21%	6,609	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.081104	8.830457	-37.29%	327	2008
	17.112019	14.081104	-17.71%	327	2007

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.838506	10.266340	-35.18%	1,358	2008
	12.989815	15.838506	21.93%	1,358	2007

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.483249	8.040708	-40.37%	793	2008
	12.115312	13.483249	11.29%	793	2007

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.810875	8.554067	-27.57%	457	2008
	12.566109	11.810875	-6.01%	457	2007

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.576439	8.161172	-35.11%	85,321	2008
	12.589205	12.576439	-0.10%	77,968	2007

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.841651	6.094226	-38.08%	10,176	2008
	10.000000	9.841651	-1.58%	8,070	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.129848	9.334076	-7.86%	0	2008
	10.000000	10.129848	1.30%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.975779	7.512278	-24.69%	53,463	2008
	10.000000	9.975779	-0.24%	45,437	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.917307	6.671285	-32.73%	87,424	2008
	10.000000	9.917307	-0.83%	71,745	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.067400	8.385991	-16.70%	11,147	2008
	10.000000	10.067400	0.67%	2,046	2007

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.918273	15.938958	-27.28%	651,943	2008
	15.520838	21.918273	41.22%	569,583	2007
	13.180877	15.520838	17.75%	430,488	2006
	10.822009	13.180877	21.80%	192,194	2005
	10.000000	10.822009	8.22%	68,722	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.028472	10.086842	-22.58%	196,157	2008
	11.697199	13.028472	11.38%	170,922	2007
	10.732093	11.697199	8.99%	122,620	2006
	10.427628	10.732093	2.92%	99,939	2005
	10.000000	10.427628	4.28%	43,553	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.586241	10.406890	-1.69%	151,141	2008
	10.223835	10.586241	3.54%	116,524	2007
	10.007226	10.223835	2.16%	68,569	2006
	10.048666	10.007226	-0.41%	43,675	2005
	10.000000	10.048666	0.49%	15,820	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.612570	9.340793	-36.08%	365,970	2008
	13.077813	14.612570	11.74%	336,403	2007
	11.406370	13.077813	14.65%	244,626	2006
	10.676870	11.406370	6.83%	159,106	2005
	10.000000	10.676870	6.77%	60,777	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.322347	9.622692	-37.20%	329,296	2008
	13.397248	15.322347	14.37%	295,594	2007
	11.793119	13.397248	13.60%	209,474	2006
	10.645842	11.793119	10.78%	120,022	2005
	10.000000	10.645842	6.46%	39,746	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.631668	7.193872	-47.23%	8,644	2008
	9.194660	13.631668	48.26%	14,769	2007
	10.000000	9.194660	-8.05%	884	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.119212	7.975845	-62.23%	36,248	2008
	15.018837	21.119212	40.62%	34,771	2007
	12.211385	15.018837	22.99%	33,703	2006
	10.000000	12.211385	22.11%	26,001	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.604874	8.496186	-37.55%	482,398	2008
	11.035453	13.604874	20.45%	466,361	2007
	10.720075	11.035453	2.94%	381,520	2006
	9.833914	10.720075	9.01%	278,475	2005
	10.000000	9.833914	-1.66%	127,640	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.833193	9.066251	-23.38%	41,757	2008
	11.627054	11.833193	1.77%	35,144	2007
	10.759250	11.627054	8.07%	21,942	2006
	10.705744	10.759250	0.50%	25,022	2005
	10.000000	10.705744	7.06%	9,395	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.815513	9.514569	-43.42%	20,859	2008
	15.617653	16.815513	7.67%	28,840	2007
	12.294303	15.617653	27.03%	23,723	2006
	11.284770	12.294303	8.95%	18,155	2005
	10.000000	11.284770	12.85%	534	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.238531	9.773327	-43.31%	18,228	2008
	14.503600	17.238531	18.86%	29,723	2007
	12.231754	14.503600	18.57%	12,582	2006
	10.715371	12.231754	14.15%	10,487	2005
	10.000000	10.715371	7.15%	8,671	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.021152	7.139923	-49.08%	9,137	2008
	13.437083	14.021152	4.35%	19,581	2007
	12.212844	13.437083	10.02%	20,069	2006
	10.309836	12.212844	18.46%	8,227	2005
	10.000000	10.309836	3.10%	577	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.255882	8.284119	-37.51%	204,285	2008
	12.012373	13.255882	10.35%	191,809	2007
	11.290750	12.012373	6.39%	138,317	2006
	10.000000	11.290750	12.91%	32,445	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.388260	10.402879	0.14%	53,786	2008
	10.133658	10.388260	2.51%	12,429	2007
	9.911927	10.133658	2.24%	7,110	2006
	9.867946	9.911927	0.45%	6,075	2005
	10.000000	9.867946	-1.32%	6,228	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.593846	9.245258	-12.73%	45,717	2008
	10.455389	10.593846	1.32%	49,531	2007
	10.182003	10.455389	2.68%	30,735	2006
	10.185920	10.182003	-0.04%	17,003	2005
	10.000000	10.185920	1.86%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.490569	-25.09%	139,255	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.756718	-12.43%	74,033	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.989713	-20.10%	380,011	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.893333	-21.07%	718,529	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.475099	-15.25%	328,577	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.056628	8.810591	-37.32%	8,824	2008
	17.091041	14.056628	-17.75%	16,499	2007
	13.405496	17.091041	27.49%	25,670	2006
	12.341572	13.405496	8.62%	29,761	2005
	10.000000	12.341572	23.42%	4,733	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.807577	10.241050	-35.21%	48,881	2008
	12.971095	15.807577	21.87%	49,514	2007
	12.269190	12.971095	5.72%	30,120	2006
	10.677481	12.269190	14.91%	16,280	2005
	10.000000	10.677481	6.77%	5,952	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.456899	8.020892	-40.40%	32,341	2008
	12.097839	13.456899	11.23%	31,035	2007
	11.750306	12.097839	2.96%	30,346	2006
	10.621040	11.750306	10.63%	16,468	2005
	10.000000	10.621040	6.21%	10,814	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.787810	8.532996	-27.61%	7,509	2008
	12.548008	11.787810	-6.06%	5,028	2007
	10.957614	12.548008	14.51%	7,003	2006
	10.735081	10.957614	2.07%	8,641	2005
	10.000000	10.735081	7.35%	2,869	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.551880	8.141073	-35.14%	281,808	2008
	12.571068	12.551880	-0.15%	274,491	2007
	10.974290	12.571068	14.55%	210,265	2006
	10.723296	10.974290	2.34%	169,621	2005
	10.000000	10.723296	7.23%	78,883	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.838293	6.089038	-38.11%	83,973	2008
	10.000000	9.838293	-1.62%	61,918	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.126410	9.326158	-7.90%	0	2008
	10.000000	10.126410	1.26%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.972381	7.505880	-24.73%	240,352	2008
	10.000000	9.972381	-0.28%	186,760	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.913926	6.665593	-32.77%	156,428	2008
	10.000000	9.913926	-0.86%	156,528	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.063962	8.378853	-16.74%	86,572	2008
	10.000000	10.063962	0.64%	32,742	2007

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.875452	15.899695	-27.32%	8,377	2008
	15.498455	21.875452	41.15%	6,159	2007
	13.168568	15.498455	17.69%	7,135	2006
	10.817405	13.168568	21.74%	12,861	2005
	10.000000	10.817405	8.17%	7,759	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.003016	10.061980	-22.62%	5,004	2008
	11.680330	13.003016	11.32%	5,981	2007
	10.722072	11.680330	8.94%	6,850	2006
	10.423195	10.722072	2.87%	7,421	2005
	10.000000	10.423195	4.23%	4,194	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.565556	10.381254	-1.74%	9,442	2008
	10.209104	10.565556	3.49%	9,824	2007
	9.997901	10.209104	2.11%	6,082	2006
	10.044405	9.997901	-0.46%	5,947	2005
	10.000000	10.044405	0.44%	4,771	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.584046	9.317786	-36.11%	3,969	2008
	13.058976	14.584046	11.68%	3,158	2007
	11.395728	13.058976	14.60%	3,218	2006
	10.672323	11.395728	6.78%	6,907	2005
	10.000000	10.672323	6.72%	3,811	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.292409	9.598977	-37.23%	6,465	2008
	13.377925	15.292409	14.31%	3,791	2007
	11.782107	13.377925	13.54%	3,884	2006
	10.641309	11.782107	10.72%	10,558	2005
	10.000000	10.641309	6.41%	8,231	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.620070	7.184075	-47.25%	0	2008
	9.191539	13.620070	48.18%	0	2007
	10.000000	9.191539	-8.08%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.091432	7.961269	-62.25%	0	2008
	15.006771	21.091432	40.55%	0	2007
	12.207781	15.006771	22.93%	0	2006
	10.000000	12.207781	22.08%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.578271	8.475234	-37.58%	10,298	2008
	11.019519	13.578271	20.39%	10,366	2007
	10.710048	11.019519	2.89%	11,483	2006
	9.829726	10.710048	8.96%	14,025	2005
	10.000000	9.829726	-1.70%	6,980	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.810084	9.043923	-23.42%	589	2008
	11.610300	11.810084	1.72%	609	2007
	10.749205	11.610300	8.01%	563	2006
	10.701197	10.749205	0.45%	554	2005
	10.000000	10.701197	7.01%	410	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.782654	9.491120	-43.45%	610	2008
	15.595130	16.782654	7.61%	423	2007
	12.282820	15.595130	26.97%	429	2006
	11.279971	12.282820	8.89%	495	2005
	10.000000	11.279971	12.80%	393	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.204856	9.749243	-43.33%	2,609	2008
	14.482695	17.204856	18.80%	1,804	2007
	12.220345	14.482695	18.51%	1,994	2006
	10.710816	12.220345	14.09%	2,213	2005
	10.000000	10.710816	7.11%	1,801	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.993751	7.122326	-49.10%	840	2008
	13.417707	13.993751	4.29%	521	2007
	12.201451	13.417707	9.97%	492	2006
	10.305455	12.201451	18.40%	474	2005
	10.000000	10.305455	3.05%	445	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.238439	8.268987	-37.54%	776	2008
	12.002708	13.238439	10.30%	0	2007
	11.287407	12.002708	6.34%	0	2006
	10.000000	11.287407	12.87%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.367076	10.376370	0.09%	817	2008
	10.118184	10.367076	2.46%	1,159	2007
	9.901829	10.118184	2.19%	1,070	2006
	9.862913	9.901829	0.39%	998	2005
	10.000000	9.862913	-1.37%	732	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.575394	9.224446	-12.77%	0	2008
	10.442540	10.575394	1.27%	0	2007
	10.174671	10.442540	2.63%	0	2006
	10.183774	10.174671	-0.09%	0	2005
	10.000000	10.183774	1.84%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.487361	-25.13%	2,267	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.752983	-12.47%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.986297	-20.14%	21,600	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.889953	-21.10%	18,934	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.471474	-15.29%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.032196	8.790769	-37.35%	0	2008
	17.070097	14.032196	-17.80%	0	2007
	13.395878	17.070097	27.43%	0	2006
	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.776683	10.215816	-35.25%	0	2008
	12.952390	15.776683	21.81%	0	2007
	12.257734	12.952390	5.67%	0	2006
	10.672936	12.257734	14.85%	0	2005
	10.000000	10.672936	6.73%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.430607	8.001122	-40.43%	0	2008
	12.080401	13.430607	11.18%	1,495	2007
	11.739348	12.080401	2.91%	2,291	2006
	10.616531	11.739348	10.58%	2,278	2005
	10.000000	10.616531	6.17%	2,278	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.764766	8.511967	-27.65%	1,147	2008
	12.529911	11.764766	-6.11%	1,013	2007
	10.947375	12.529911	14.46%	867	2006
	10.730516	10.947375	2.02%	889	2005
	10.000000	10.730516	7.31%	684	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.527357	8.121011	-35.17%	11,494	2008
	12.552948	12.527357	-0.20%	11,626	2007
	10.964039	12.552948	14.49%	12,159	2006
	10.718732	10.964039	2.29%	16,507	2005
	10.000000	10.718732	7.19%	14,387	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.834934	6.083843	-38.14%	0	2008
	10.000000	9.834934	-1.65%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.122952	9.318221	-7.95%	0	2008
	10.000000	10.122952	1.23%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.968976	7.499484	-24.77%	0	2008
	10.000000	9.968976	-0.31%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.910546	6.659919	-32.80%	0	2008
	10.000000	9.910546	-0.89%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.060529	8.371711	-16.79%	2,485	2008
	10.000000	10.060529	0.61%	0	2007

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.832720	15.860527	-27.35%	305,826	2008
	15.476111	21.832720	41.07%	298,701	2007
	13.156266	15.476111	17.63%	240,894	2006
	10.812793	13.156266	21.67%	126,961	2005
	10.000000	10.812793	8.13%	22,124	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.977596	10.037182	-22.66%	95,311	2008
	11.663489	12.977596	11.27%	87,699	2007
	10.712056	11.663489	8.88%	74,605	2006
	10.418763	10.712056	2.82%	47,578	2005
	10.000000	10.418763	4.19%	18,449	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.544884	10.355665	-1.79%	53,431	2008
	10.194362	10.544884	3.44%	31,696	2007
	9.988542	10.194362	2.06%	18,761	2006
	10.040119	9.988542	-0.51%	12,102	2005
	10.000000	10.040119	0.40%	2,190	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.555530	9.294808	-36.14%	203,209	2008
	13.040138	14.555530	11.62%	208,298	2007
	11.385088	13.040138	14.54%	176,228	2006
	10.667793	11.385088	6.72%	103,521	2005
	10.000000	10.667793	6.68%	11,261	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.262522	9.575311	-37.26%	177,041	2008
	13.358634	15.262522	14.25%	178,238	2007
	11.771105	13.358634	13.49%	128,890	2006
	10.636785	11.771105	10.66%	70,891	2005
	10.000000	10.636785	6.37%	1,091	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.608472	7.174281	-47.28%	16,481	2008
	9.188434	13.608472	48.10%	13,342	2007
	10.000000	9.188434	-8.12%	3,750	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.063604	7.946685	-62.27%	22,840	2008
	14.994670	21.063604	40.47%	21,077	2007
	12.204153	14.994670	22.87%	13,132	2006
	10.000000	12.204153	22.04%	5,249	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.551721	8.454341	-37.61%	233,888	2008
	11.003614	13.551721	20.33%	229,239	2007
	10.700032	11.003614	2.84%	206,298	2006
	9.825531	10.700032	8.90%	127,262	2005
	10.000000	9.825531	-1.74%	14,439	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.786993	9.021633	-23.46%	37,519	2008
	11.593553	11.786993	1.67%	33,789	2007
	10.739160	11.593553	7.96%	18,978	2006
	10.696640	10.739160	0.40%	17,252	2005
	10.000000	10.696640	6.97%	6,529	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.749858	9.467725	-43.48%	19,888	2008
	15.572656	16.749858	7.56%	24,101	2007
	12.271367	15.572656	26.90%	20,735	2006
	11.275185	12.271367	8.84%	13,903	2005
	10.000000	11.275185	12.75%	4,425	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.171223	9.725204	-43.36%	23,072	2008
	14.461808	17.171223	18.73%	14,051	2007
	12.208927	14.461808	18.45%	12,758	2006
	10.706256	12.208927	14.04%	9,362	2005
	10.000000	10.706256	7.06%	5,095	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.966402	7.104763	-49.13%	14,593	2008
	13.398360	13.966402	4.24%	11,562	2007
	12.190062	13.398360	9.91%	11,814	2006
	10.301072	12.190062	18.34%	11,005	2005
	10.000000	10.301072	3.01%	8,289	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.220982	8.253863	-37.57%	133,448	2008
	11.993039	13.220982	10.24%	126,831	2007
	11.284062	11.993039	6.28%	106,070	2006
	10.000000	11.284062	12.84%	36,234	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.345924	10.349911	0.04%	8,582	2008
	10.102724	10.345924	2.41%	3,486	2007
	9.891736	10.102724	2.13%	12,397	2006
	9.857877	9.891736	0.34%	1,984	2005
	10.000000	9.857877	-1.42%	747	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.556996	9.203694	-12.82%	13,035	2008
	10.429726	10.556996	1.22%	13,302	2007
	10.167364	10.429726	2.58%	15,746	2006
	10.181633	10.167364	-0.14%	6,986	2005
	10.000000	10.181633	1.82%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.484163	-25.16%	12,442	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.749244	-12.51%	12,702	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.982885	-20.17%	27,815	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.886584	-21.13%	26,105	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.467848	-15.32%	53,385	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.007759	8.770955	-37.39%	9,570	2008
	17.049128	14.007759	-17.84%	5,405	2007
	13.386225	17.049128	27.36%	5,466	2006
	12.336379	13.386225	8.51%	1,396	2005
	10.000000	12.336379	23.36%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.745852	10.190633	-35.28%	31,245	2008
	12.933709	15.745852	21.74%	25,307	2007
	12.246300	12.933709	5.61%	19,067	2006
	10.668403	12.246300	14.79%	17,920	2005
	10.000000	10.668403	6.68%	16,154	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.404355	7.981387	-40.46%	24,152	2008
	12.062981	13.404355	11.12%	26,424	2007
	11.728382	12.062981	2.85%	22,241	2006
	10.612011	11.728382	10.52%	19,426	2005
	10.000000	10.612011	6.12%	23,293	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.741767	8.490985	-27.69%	25,701	2008
	12.511835	11.741767	-6.15%	9,820	2007
	10.937156	12.511835	14.40%	13,467	2006
	10.725957	10.937156	1.97%	12,585	2005
	10.000000	10.725957	7.26%	17,178	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.502872	8.100992	-35.21%	150,445	2008
	12.534853	12.502872	-0.26%	125,051	2007
	10.953808	12.534853	14.43%	125,009	2006
	10.714174	10.953808	2.24%	95,926	2005
	10.000000	10.714174	7.14%	16,918	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.831579	6.078653	-38.17%	53,130	2008
	10.000000	9.831579	-1.68%	52,858	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.119497	9.310276	-8.00%	0	2008
	10.000000	10.119497	1.19%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.965572	7.493100	-24.81%	70,075	2008
	10.000000	9.965572	-0.34%	45,816	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.907169	6.654247	-32.83%	73,020	2008
	10.000000	9.907169	-0.93%	58,818	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.057097	8.364579	-16.83%	4,580	2008
	10.000000	10.057097	0.57%	4,725	2007

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.790050	15.821437	-27.39%	59,931	2008
	15.453793	21.790050	41.00%	39,379	2007
	13.143993	15.453793	17.57%	35,856	2006
	10.808203	13.143993	21.61%	23,272	2005
	10.000000	10.808203	8.08%	8,195	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.952214	10.012425	-22.70%	37,629	2008
	11.646655	12.952214	11.21%	37,137	2007
	10.702052	11.646655	8.83%	36,268	2006
	10.414325	10.702052	2.76%	19,469	2005
	10.000000	10.414325	4.14%	15,382	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.524256	10.330133	-1.84%	28,899	2008
	10.179634	10.524256	3.39%	23,918	2007
	9.979198	10.179634	2.01%	20,738	2006
	10.035846	9.979198	-0.56%	20,225	2005
	10.000000	10.035846	0.36%	19,902	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.527081	9.271887	-36.18%	37,161	2008
	13.021324	14.527081	11.56%	22,808	2007
	11.374456	13.021324	14.48%	23,279	2006
	10.663253	11.374456	6.67%	18,655	2005
	10.000000	10.663253	6.63%	11,158	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.232666	9.551691	-37.29%	32,357	2008
	13.339357	15.232666	14.19%	19,264	2007
	11.760106	13.339357	13.43%	17,385	2006
	10.632258	11.760106	10.61%	10,237	2005
	10.000000	10.632258	6.32%	4,265	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.596868	7.164489	-47.31%	8,478	2008
	9.185307	13.596868	48.03%	449	2007
	10.000000	9.185307	-8.15%	875	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.035867	7.932150	-62.29%	5,323	2008
	14.982613	21.035867	40.40%	3,771	2007
	12.200545	14.982613	22.80%	3,742	2006
	10.000000	12.200545	22.01%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.525202	8.433471	-37.65%	38,831	2008
	10.987732	13.525202	20.26%	35,746	2007
	10.690041	10.987732	2.78%	37,967	2006
	9.821356	10.690041	8.84%	35,012	2005
	10.000000	9.821356	-1.79%	21,321	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.763940	8.999377	-23.50%	1,045	2008
	11.576822	11.763940	1.62%	1,429	2007
	10.729127	11.576822	7.90%	1,414	2006
	10.692088	10.729127	0.35%	0	2005
	10.000000	10.692088	6.92%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.717096	9.444365	-43.50%	5,481	2008
	15.550170	16.717096	7.50%	4,900	2007
	12.259882	15.550170	26.84%	3,795	2006
	11.270380	12.259882	8.78%	1,041	2005
	10.000000	11.270380	12.70%	1,041	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.137630	9.701216	-43.39%	5,497	2008
	14.440921	17.137630	18.67%	2,657	2007
	12.197510	14.440921	18.39%	1,299	2006
	10.701699	12.197510	13.98%	1,300	2005
	10.000000	10.701699	7.02%	1,300	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.939071	7.087232	-49.16%	173	2008
	13.379017	13.939071	4.19%	0	2007
	12.178669	13.379017	9.86%	0	2006
	10.296689	12.178669	18.28%	0	2005
	10.000000	10.296689	2.97%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.203551	8.238758	-37.60%	7,594	2008
	11.983386	13.203551	10.18%	1,537	2007
	11.280719	11.983386	6.23%	1,297	2006
	10.000000	11.280719	12.81%	349	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.324803	10.323507	-0.01%	1,581	2008
	10.087281	10.324803	2.35%	2,451	2007
	9.881648	10.087281	2.08%	2,195	2006
	9.852841	9.881648	0.29%	1,968	2005
	10.000000	9.852841	-1.47%	1,184	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.538611	9.182969	-12.86%	951	2008
	10.416905	10.538611	1.17%	1,693	2007
	10.160037	10.416905	2.53%	1,958	2006
	10.179485	10.160037	-0.19%	395	2005
	10.000000	10.179485	1.79%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.480956	-25.19%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.745508	-12.54%	2,659	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.979477	-20.21%	61,641	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.883207	-21.17%	105,228	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.464239	-15.36%	48,929	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.983362	8.751182	-37.42%	7,113	2008
	17.028180	13.983362	-17.88%	851	2007
	13.376591	17.028180	27.30%	964	2006
	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.715069	10.165506	-35.31%	13,451	2008
	12.915053	15.715069	21.68%	4,597	2007
	12.234857	12.915053	5.56%	5,101	2006
	10.663858	12.234857	14.73%	366	2005
	10.000000	10.663858	6.64%	367	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.378147	7.961709	-40.49%	9,975	2008
	12.045569	13.378147	11.06%	3,486	2007
	11.717424	12.045569	2.80%	3,967	2006
	10.607490	11.717424	10.46%	2,617	2005
	10.000000	10.607490	6.07%	2,618	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.718772	8.470016	-27.72%	9,288	2008
	12.493764	11.718772	-6.20%	4,388	2007
	10.926926	12.493764	14.34%	4,447	2006
	10.721378	10.926926	1.92%	2,224	2005
	10.000000	10.721378	7.21%	2,224	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.478424	8.081019	-35.24%	28,744	2008
	12.516769	12.478424	-0.31%	26,975	2007
	10.943582	12.516769	14.38%	27,967	2006
	10.709621	10.943582	2.18%	24,582	2005
	10.000000	10.709621	7.10%	15,802	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.828224	6.073473	-38.20%	0	2008
	10.000000	9.828224	-1.72%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.116043	9.302352	-8.04%	0	2008
	10.000000	10.116043	1.16%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.962169	7.486705	-24.85%	20,107	2008
	10.000000	9.962169	-0.38%	5,167	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.903777	6.648561	-32.87%	22,492	2008
	10.000000	9.903777	-0.96%	5,152	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.053668	8.357446	-16.87%	0	2008
	10.000000	10.053668	0.54%	0	2007

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.747412	15.782396	-27.43%	3,208	2008
	15.431474	21.747412	40.93%	3,377	2007
	13.131697	15.431474	17.51%	2,816	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.926855	9.987713	-22.74%	0	2008
	11.629819	12.926855	11.15%	0	2007
	10.692031	11.629819	8.77%	358	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.503668	10.304639	-1.89%	154	2008
	10.164949	10.503668	3.33%	227	2007
	9.969879	10.164949	1.96%	363	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.498647	9.249009	-36.21%	1,949	2008
	13.002523	14.498647	11.51%	2,063	2007
	11.363817	13.002523	14.42%	866	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.202870	9.528126	-37.33%	796	2008
	13.320108	15.202870	14.13%	907	2007
	11.749118	13.320108	13.37%	1,035	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.585267	7.154709	-47.33%	0	2008
	9.182194	13.585267	47.95%	0	2007
	10.000000	9.182194	-8.18%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.008111	7.917616	-62.31%	0	2008
	14.970532	21.008111	40.33%	0	2007
	12.196923	14.970532	22.74%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.498737	8.412661	-37.68%	885	2008
	10.971865	13.498737	20.20%	985	2007
	10.680038	10.971865	2.73%	309	2006*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.740931	8.977183	-23.54%	0	2008
	11.560112	11.740931	1.56%	0	2007
	10.719092	11.560112	7.85%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	17.104090	9.677273	-43.42%	0	2008
	14.420067	17.104090	18.61%	0	2007
	12.186103	14.420067	18.33%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.684386	9.421057	-43.53%	0	2008
	15.527724	16.684386	7.45%	0	2007
	12.248422	15.527724	26.77%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.911775	7.069724	-49.18%	0	2008
	13.359681	13.911775	4.13%	0	2007
	12.167269	13.359681	9.80%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.186138	8.223675	-37.63%	0	2008
	11.973730	13.186138	10.13%	0	2007
	11.277380	11.973730	6.17%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.303720	10.297164	-0.06%	0	2008
	10.071856	10.303720	2.30%	0	2007
	9.871568	10.071856	2.03%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.520254	9.162299	-12.91%	0	2008
	10.404112	10.520254	1.12%	0	2007
	10.152722	10.404112	2.48%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.477757	-25.22%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.741761	-12.58%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.976051	-20.24%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.879836	-21.20%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.460620	-15.39%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.959007	8.731455	-37.45%	0	2008
	17.007266	13.959007	-17.92%	0	2007
	13.366966	17.007266	27.23%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.684285	10.140390	-35.35%	0	2008
	12.896379	15.684285	21.62%	0	2007
	12.223398	12.896379	5.51%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.351929	7.942029	-40.52%	0	2008
	12.028151	13.351929	11.01%	0	2007
	11.706459	12.028151	2.75%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.695858	8.449122	-27.76%	0	2008
	12.475739	11.695858	-6.25%	0	2007
	10.916723	12.475739	14.28%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.453989	8.061050	-35.27%	605	2008
	12.498680	12.453989	-0.36%	606	2007
	10.933337	12.498680	14.32%	695	2006*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.824863	6.068278	-38.24%	0	2008
	10.000000	9.824863	-1.75%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.112579	9.294408	-8.09%	0	2008
	10.000000	10.112579	1.13%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.958769	7.480324	-24.89%	0	2008
	10.000000	9.958769	-0.41%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.900399	6.642894	-32.90%	0	2008
	10.000000	9.900399	-1.00%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.050227	8.350325	-16.91%	0	2008
	10.000000	10.050227	0.50%	0	2007

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.704884	15.743465	-27.47%	69,029	2008
	15.409201	21.704884	40.86%	101,068	2007
	13.119434	15.409201	17.45%	91,281	2006
	10.799005	13.119434	21.49%	87,359	2005
	10.000000	10.799005	7.99%	30,585	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.901561	9.963061	-22.78%	41,594	2008
	11.613032	12.901561	11.10%	41,697	2007
	10.682044	11.613032	8.72%	45,011	2006
	10.405459	10.682044	2.66%	38,697	2005
	10.000000	10.405459	4.05%	24,591	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.483101	10.279216	-1.94%	38,659	2008
	10.150252	10.483101	3.28%	30,643	2007
	9.960541	10.150252	1.90%	24,800	2006
	10.027298	9.960541	-0.67%	24,729	2005
	10.000000	10.027298	0.27%	12,711	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.470254	9.226156	-36.24%	42,200	2008
	12.983732	14.470254	11.45%	49,197	2007
	11.353182	12.983732	14.36%	45,471	2006
	10.654166	11.353182	6.56%	40,748	2005
	10.000000	10.654166	6.54%	25,132	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.173133	9.504617	-37.36%	27,636	2008
	13.300881	15.173133	14.08%	27,164	2007
	11.738140	13.300881	13.31%	24,242	2006
	10.623214	11.738140	10.50%	18,900	2005
	10.000000	10.623214	6.23%	4,575	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.573682	7.144943	-47.36%	8,592	2008
	9.179075	13.573682	47.88%	5,550	2007
	10.000000	9.179075	-8.21%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.980380	7.903105	-62.33%	6,478	2008
	14.958457	20.980380	40.26%	6,720	2007
	12.193311	14.958457	22.68%	2,574	2006
	10.000000	12.193311	21.93%	1,776	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.472303	8.391883	-37.71%	86,839	2008
	10.955999	13.472303	20.14%	97,808	2007
	10.670044	10.955999	2.68%	93,102	2006
	9.812988	10.670044	8.73%	85,301	2005
	10.000000	9.812988	-1.87%	44,920	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.717943	8.955025	-23.58%	4,104	2008
	11.543415	11.717943	1.51%	3,947	2007
	10.709075	11.543415	7.79%	963	2006
	10.682989	10.709075	0.24%	896	2005
	10.000000	10.682989	6.83%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.651699	9.397781	-43.56%	5,735	2008
	15.505266	16.651699	7.39%	6,003	2007
	12.236949	15.505266	26.71%	5,283	2006
	11.260777	12.236949	8.67%	7,710	2005
	10.000000	11.260777	12.61%	2,463	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.070589	9.653364	-43.45%	3,512	2008
	14.399220	17.070589	18.55%	6,310	2007
	12.174694	14.399220	18.27%	2,735	2006
	10.692575	12.174694	13.86%	1,353	2005
	10.000000	10.692575	6.93%	1,441	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.884548	7.052264	-49.21%	1,630	2008
	13.340383	13.884548	4.08%	1,977	2007
	12.155893	13.340383	9.74%	4,710	2006
	10.287902	12.155893	18.16%	4,630	2005
	10.000000	10.287902	2.88%	1,903	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.168736	8.208610	-37.67%	14,856	2008
	11.964068	13.168736	10.07%	13,038	2007
	11.274032	11.964068	6.12%	10,990	2006
	10.000000	11.274032	12.74%	4,672	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.282666	10.270870	-0.11%	2,373	2008
	10.056446	10.282666	2.25%	1,855	2007
	9.861491	10.056446	1.98%	1,814	2006
	9.842774	9.861491	0.19%	9,682	2005
	10.000000	9.842774	-1.57%	8,910	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.501920	9.141639	-12.95%	1,166	2008
	10.391313	10.501920	1.06%	1,169	2007
	10.145414	10.391313	2.42%	1,154	2006
	10.175200	10.145414	-0.29%	563	2005
	10.000000	10.175200	1.75%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.474553	-25.25%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.738028	-12.62%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.972644	-20.27%	59,852	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.876463	-21.24%	16,657	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.456996	-15.43%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.934686	8.711765	-37.48%	6,660	2008
	16.986373	13.934686	-17.97%	5,487	2007
	13.357344	16.986373	27.17%	1,944	2006
	12.328599	13.357344	8.34%	1,895	2005
	10.000000	12.328599	23.29%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.653608	10.115368	-35.38%	17,314	2008
	12.877773	15.653608	21.56%	13,130	2007
	12.211983	12.877773	5.45%	24,232	2006
	10.654772	12.211983	14.62%	23,725	2005
	10.000000	10.654772	6.55%	21,923	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.325813	7.922432	-40.55%	5,677	2008
	12.010789	13.325813	10.95%	5,583	2007
	11.695520	12.010789	2.70%	6,400	2006
	10.598459	11.695520	10.35%	5,724	2005
	10.000000	10.598459	5.98%	1,126	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.672947	8.428251	-27.80%	9,963	2008
	12.457710	11.672947	-6.30%	10,845	2007
	10.906502	12.457710	14.22%	11,011	2006
	10.712249	10.906502	1.81%	10,841	2005
	10.000000	10.712249	7.12%	3,126	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.429595	8.041144	-35.31%	42,894	2008
	12.480622	12.429595	-0.41%	55,268	2007
	10.923112	12.480622	14.26%	56,296	2006
	10.700497	10.923112	2.08%	56,399	2005
	10.000000	10.700497	7.00%	26,423	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.821498	6.063093	-38.27%	4,841	2008
	10.000000	9.821498	-1.79%	4,847	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.109119	9.286475	-8.14%	0	2008
	10.000000	10.109119	1.09%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.955372	7.473940	-24.93%	25,720	2008
	10.000000	9.955372	-0.45%	5,161	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.897009	6.637216	-32.94%	5,331	2008
	10.000000	9.897009	-1.03%	5,169	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.046788	8.343195	-16.96%	15,322	2008
	10.000000	10.046788	0.47%	0	2007

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.662361	15.704580	-27.50%	1,435	2008
	15.386924	21.662361	40.78%	1,517	2007
	13.107145	15.386924	17.39%	1,691	2006
	10.794394	13.107145	21.43%	1,811	2005
	10.000000	10.794394	7.94%	1,969	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.876288	9.938453	-22.82%	1,368	2008
	11.596250	12.876288	11.04%	1,528	2007
	10.672039	11.596250	8.66%	1,307	2006
	10.401022	10.672039	2.61%	1,272	2005
	10.000000	10.401022	4.01%	1,193	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.462550	10.253820	-2.00%	0	2008
	10.135574	10.462550	3.23%	0	2007
	9.951221	10.135574	1.85%	0	2006
	10.023031	9.951221	-0.72%	0	2005
	10.000000	10.023031	0.23%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.441928	9.203383	-36.27%	0	2008
	12.964973	14.441928	11.39%	0	2007
	11.342563	12.964973	14.30%	0	2006
	10.649633	11.342563	6.51%	0	2005
	10.000000	10.649633	6.50%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.143392	9.481117	-37.39%	1,356	2008
	13.281640	15.143392	14.02%	1,311	2007
	11.727145	13.281640	13.26%	1,151	2006
	10.618680	11.727145	10.44%	1,183	2005
	10.000000	10.618680	6.19%	1,188	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.818141	6.057902	-38.30%	0	2008
	10.000000	9.818141	-1.82%	0	2007
	2.30%	10.000000	9.175957	-8.24%	2006

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.952680	7.888615	-62.35%	0	2008
	14.946394	20.952680	40.19%	0	2007
	12.189689	14.946394	22.62%	0	2006
	10.000000	12.189689	21.90%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.445912	8.371156	-37.74%	3,111	2008
	10.940165	13.445912	20.08%	2,944	2007
	10.660066	10.940165	2.63%	2,773	2006
	9.808803	10.660066	8.68%	2,557	2005
	10.000000	9.808803	-1.91%	2,530	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.694969	8.932894	-23.62%	0	2008
	11.526709	11.694969	1.46%	0	2007
	10.699038	11.526709	7.74%	0	2006
	10.678437	10.699038	0.19%	0	2005
	10.000000	10.678437	6.78%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.619110	9.374580	-43.59%	0	2008
	15.482884	16.619110	7.34%	0	2007
	12.225511	15.482884	26.64%	0	2006
	11.255984	12.225511	8.61%	0	2005
	10.000000	11.255984	12.56%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.037171	9.629525	-43.48%	0	2008
	14.378416	17.037171	18.49%	0	2007
	12.163302	14.378416	18.21%	0	2006
	10.688018	12.163302	13.80%	0	2005
	10.000000	10.688018	6.88%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.857324	7.034825	-49.23%	0	2008
	13.321083	13.857324	4.03%	0	2007
	12.144513	13.321083	9.69%	0	2006
	10.283514	12.144513	18.10%	0	2005
	10.000000	10.283514	2.84%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.151338	8.193568	-37.70%	0	2008
	11.954405	13.151338	10.01%	0	2007
	11.270679	11.954405	6.07%	0	2006
	10.000000	11.270679	12.71%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.261638	10.244622	-0.17%	0	2008
	10.041046	10.261638	2.20%	0	2007
	9.851416	10.041046	1.92%	0	2006
	9.837737	9.851416	0.14%	0	2005
	10.000000	9.837737	-1.62%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.483590	9.121019	-13.00%	0	2008
	10.378520	10.483590	1.01%	0	2007
	10.138093	10.378520	2.37%	0	2006
	10.173049	10.138093	-0.34%	0	2005
	10.000000	10.173049	1.73%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.471358	-25.29%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.734287	-12.66%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.969229	-20.31%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.873089	-21.27%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.453374	-15.47%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.910369	8.692097	-37.51%	0	2008
	16.965468	13.910369	-18.01%	0	2007
	13.347713	16.965468	27.10%	0	2006
	12.326000	13.347713	8.29%	0	2005
	10.000000	12.326000	23.26%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.622940	10.090376	-35.41%	0	2008
	12.859146	15.622940	21.49%	0	2007
	12.200552	12.859146	5.40%	0	2006
	10.650228	12.200552	14.56%	0	2005
	10.000000	10.650228	6.50%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.299679	7.902841	-40.58%	0	2008
	11.993404	13.299679	10.89%	0	2007
	11.684560	11.993404	2.64%	0	2006
	10.593928	11.684560	10.29%	0	2005
	10.000000	10.593928	5.94%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.650073	8.407421	-27.83%	0	2008
	12.439708	11.650073	-6.35%	0	2007
	10.896297	12.439708	14.16%	0	2006
	10.707685	10.896297	1.76%	0	2005
	10.000000	10.707685	7.08%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.405254	8.021278	-35.34%	1,672	2008
	12.462586	12.405254	-0.46%	1,560	2007
	10.912888	12.462586	14.20%	1,240	2006
	10.695926	10.912888	2.03%	1,251	2005
	10.000000	10.695926	6.96%	1,171	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.818141	6.057902	-38.30%	0	2008
	10.000000	9.818141	-1.82%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.105663	9.278557	-8.18%	0	2008
	10.000000	10.105663	1.06%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.951962	7.467554	-24.96%	641	2008
	10.000000	9.951962	-0.48%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.893628	6.631547	-32.97%	0	2008
	10.000000	9.893628	-1.06%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.043354	8.336075	-17.00%	589	2008
	10.000000	10.043354	0.43%	0	2007

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.619953	15.665808	-27.54%	58,564	2008
	15.364693	21.619953	40.71%	56,365	2007
	13.094887	15.364693	17.33%	53,277	2006
	10.789797	13.094887	21.36%	34,015	2005
	10.000000	10.789797	7.90%	2,535	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.851028	9.913877	-22.86%	21,543	2008
	11.579451	12.851028	10.98%	23,207	2007
	10.662030	11.579451	8.60%	17,844	2006
	10.396574	10.662030	2.55%	12,697	2005
	10.000000	10.396574	3.97%	8,509	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.442050	10.228493	-2.05%	14,936	2008
	10.120921	10.442050	3.17%	14,909	2007
	9.941900	10.120921	1.80%	10,654	2006
	10.018753	9.941900	-0.77%	4,384	2005
	10.000000	10.018753	0.19%	1,857	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.413609	9.180624	-36.31%	28,023	2008
	12.946212	14.413609	11.33%	33,322	2007
	11.331929	12.946212	14.25%	30,248	2006
	10.645089	11.331929	6.45%	19,305	2005
	10.000000	10.645089	6.45%	8,727	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.113706	9.457679	-37.42%	24,626	2008
	13.262437	15.113706	13.96%	26,030	2007
	11.716154	13.262437	13.20%	25,080	2006
	10.614151	11.716154	10.38%	21,379	2005
	10.000000	10.614151	6.14%	4,799	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.550519	7.125433	-47.42%	46	2008
	9.172838	13.550519	47.72%	198	2007
	10.000000	9.172838	-8.27%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.925000	7.874138	-62.37%	853	2008
	14.934342	20.925000	40.11%	675	2007
	12.186073	14.934342	22.55%	552	2006
	10.000000	12.186073	21.86%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.419569	8.350468	-37.77%	36,633	2008
	10.924356	13.419569	20.02%	36,514	2007
	10.650084	10.924356	2.58%	34,269	2006
	9.804615	10.650084	8.62%	32,798	2005
	10.000000	9.804615	-1.95%	15,108	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.672055	8.910826	-23.66%	6,056	2008
	11.510043	11.672055	1.41%	5,111	2007
	10.689015	11.510043	7.68%	4,918	2006
	10.673878	10.689015	0.14%	121	2005
	10.000000	10.673878	6.74%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.586516	9.351391	-43.62%	736	2008
	15.460475	16.586516	7.28%	716	2007
	12.214054	15.460475	26.58%	850	2006
	11.251181	12.214054	8.56%	941	2005
	10.000000	11.251181	12.51%	610	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.003794	9.605724	-43.51%	2,169	2008
	14.357638	17.003794	18.43%	1,536	2007
	12.151925	14.357638	18.15%	1,567	2006
	10.683467	12.151925	13.75%	980	2005
	10.000000	10.683467	6.83%	1,019	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.830173	7.017429	-49.26%	1,707	2008
	13.301828	13.830173	3.97%	1,831	2007
	12.133141	13.301828	9.63%	1,883	2006
	10.279118	12.133141	18.04%	1,983	2005
	10.000000	10.279118	2.79%	2,043	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.133955	8.178536	-37.73%	18,158	2008
	11.944759	13.133955	9.96%	16,509	2007
	11.267334	11.944759	6.01%	8,415	2006
	10.000000	11.267334	12.67%	4,743	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.240650	10.218438	-0.22%	22,624	2008
	10.025668	10.240650	2.14%	21,776	2007
	9.841353	10.025668	1.87%	9,361	2006
	9.832704	9.841353	0.09%	2,394	2005
	10.000000	9.832704	-1.67%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.465293	9.100437	-13.04%	2,462	2008
	10.365741	10.465293	0.96%	2,572	2007
	10.130777	10.365741	2.32%	3,002	2006
	10.170901	10.130777	-0.39%	2,958	2005
	10.000000	10.170901	1.71%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.468149	-25.32%	20,031	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.730548	-12.69%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.965815	-20.34%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.869713	-21.30%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.449759	-15.50%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.886108	8.672471	-37.55%	0	2008
	16.944602	13.886108	-18.05%	0	2007
	13.338100	16.944602	27.04%	0	2006
	12.323398	13.338100	8.23%	0	2005
	10.000000	12.323398	23.23%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.592287	10.065413	-35.45%	3,165	2008
	12.840527	15.592287	21.43%	3,165	2007
	12.189108	12.840527	5.34%	3,378	2006
	10.645674	12.189108	14.50%	4,263	2005
	10.000000	10.645674	6.46%	4,411	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.273605	7.883289	-40.61%	440	2008
	11.976064	13.273605	10.83%	255	2007
	11.673624	11.976064	2.59%	308	2006
	10.589412	11.673624	10.24%	359	2005
	10.000000	10.589412	5.89%	1,198	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.627244	8.386645	-27.87%	4,083	2008
	12.421713	11.627244	-6.40%	4,155	2007
	10.886090	12.421713	14.11%	4,336	2006
	10.703118	10.886090	1.71%	5,196	2005
	10.000000	10.703118	7.03%	4,519	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.380940	8.001449	-35.37%	27,468	2008
	12.444564	12.380940	-0.51%	27,371	2007
	10.902665	12.444564	14.14%	25,376	2006
	10.691365	10.902665	1.98%	20,174	2005
	10.000000	10.691365	6.91%	9,321	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.814789	6.052725	-38.33%	0	2008
	10.000000	9.814789	-1.85%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.102214	9.270639	-8.23%	0	2008
	10.000000	10.102214	1.02%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.948559	7.461175	-25.00%	13,102	2008
	10.000000	9.948559	-0.51%	7,535	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.890239	6.625877	-33.01%	7,754	2008
	10.000000	9.890239	-1.10%	7,490	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.039921	8.328947	-17.04%	5,499	2008
	10.000000	10.039921	0.40%	0	2007

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.577584	15.627089	-27.58%	6,919	2008
	15.342470	21.577584	40.64%	6,178	2007
	13.082631	15.342470	17.27%	4,124	2006
	10.785195	13.082631	21.30%	4,002	2005
	10.000000	10.785195	7.85%	377	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.825848	9.889375	-22.89%	5,104	2008
	11.562709	12.825848	10.92%	5,104	2007
	10.652056	11.562709	8.55%	3,208	2006
	10.392148	10.652056	2.50%	3,901	2005
	10.000000	10.392148	3.92%	1,607	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.421574	10.203207	-2.10%	1,684	2008
	10.106271	10.421574	3.12%	1,684	2007
	9.932577	10.106271	1.75%	0	2006
	10.014476	9.932577	-0.82%	0	2005
	10.000000	10.014476	0.14%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.385371	9.157934	-36.34%	6,093	2008
	12.927503	14.385371	11.28%	6,093	2007
	11.321326	12.927503	14.19%	4,758	2006
	10.640546	11.321326	6.40%	4,707	2005
	10.000000	10.640546	6.41%	3,998	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.084063	9.434292	-37.46%	4,537	2008
	13.243239	15.084063	13.90%	4,537	2007
	11.705182	13.243239	13.14%	4,806	2006
	10.609621	11.705182	10.33%	5,146	2005
	10.000000	10.609621	6.10%	3,565	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.538937	7.115680	-47.44%	0	2008
	9.169718	13.538937	47.65%	0	2007
	10.000000	9.169718	-8.30%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.897360	7.859687	-62.39%	0	2008
	14.922285	20.897360	40.04%	0	2007
	12.182449	14.922285	22.49%	0	2006
	10.000000	12.182449	21.82%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.393264	8.329814	-37.81%	11,837	2008
	10.908538	13.393264	19.96%	13,141	2007
	10.640104	10.908538	2.52%	12,080	2006
	9.800436	10.640104	8.57%	12,021	2005
	10.000000	9.800436	-2.00%	8,644	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.649169	8.888798	-23.70%	0	2008
	11.493395	11.649169	1.36%	0	2007
	10.679008	11.493395	7.63%	0	2006
	10.669327	10.679008	0.09%	0	2005
	10.000000	10.669327	6.69%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.554027	9.328288	-43.65%	0	2008
	15.438134	16.554027	7.23%	0	2007
	12.202626	15.438134	26.51%	0	2006
	11.246384	12.202626	8.50%	0	2005
	10.000000	11.246384	12.46%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.970478	9.581996	-43.54%	0	2008
	14.336880	16.970478	18.37%	0	2007
	12.140556	14.336880	18.09%	0	2006
	10.678915	12.140556	13.69%	0	2005
	10.000000	10.678915	6.79%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.803045	7.000067	-49.29%	0	2008
	13.282578	13.803045	3.92%	0	2007
	12.121782	13.282578	9.58%	0	2006
	10.274736	12.121782	17.98%	0	2005
	10.000000	10.274736	2.75%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.116619	8.163549	-37.76%	0	2008
	11.935133	13.116619	9.90%	0	2007
	11.263991	11.935133	5.96%	0	2006
	10.000000	11.263991	12.64%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.219692	10.192303	-0.27%	440	2008
	10.010304	10.219692	2.09%	440	2007
	9.831289	10.010304	1.82%	440	2006
	9.827670	9.831289	0.04%	440	2005
	10.000000	9.827670	-1.72%	1,038	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.447018	9.079897	-13.09%	0	2008
	10.352966	10.447018	0.91%	0	2007
	10.123464	10.352966	2.27%	0	2006
	10.168754	10.123464	-0.45%	0	2005
	10.000000	10.168754	1.69%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.464945	-25.35%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.726806	-12.73%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.962404	-20.38%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.866333	-21.34%	6,078	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.446130	-15.54%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.861876	8.652868	-37.58%	0	2008
	16.923752	13.861876	-18.09%	0	2007
	13.328483	16.923752	26.97%	0	2006
	12.320802	13.328483	8.18%	0	2005
	10.000000	12.320802	23.21%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.561719	10.040527	-35.48%	0	2008
	12.821951	15.561719	21.37%	0	2007
	12.177698	12.821951	5.29%	0	2006
	10.641137	12.177698	14.44%	0	2005
	10.000000	10.641137	6.41%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.247579	7.863802	-40.64%	0	2008
	11.958732	13.247579	10.78%	0	2007
	11.662684	11.958732	2.54%	0	2006
	10.584895	11.662684	10.18%	0	2005
	10.000000	10.584895	5.85%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.604427	8.365891	-27.91%	0	2008
	12.403733	11.604427	-6.44%	0	2007
	10.875888	12.403733	14.05%	0	2006
	10.698546	10.875888	1.66%	0	2005
	10.000000	10.698546	6.99%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.356662	7.981655	-35.41%	6,034	2008
	12.426558	12.356662	-0.56%	6,034	2007
	10.892454	12.426558	14.08%	6,034	2006
	10.686813	10.892454	1.92%	5,949	2005
	10.000000	10.686813	6.87%	3,332	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.811421	6.047554	-38.36%	0	2008
	10.000000	9.811421	-1.89%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.098757	9.262723	-8.28%	0	2008
	10.000000	10.098757	0.99%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.945154	7.454797	-25.04%	0	2008
	10.000000	9.945154	-0.55%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.886853	6.620210	-33.04%	0	2008
	10.000000	9.886853	-1.13%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.036490	8.321836	-17.08%	0	2008
	10.000000	10.036490	0.36%	0	2007

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.535258	15.588437	-27.61%	3,324	2008
	15.320266	21.535258	40.57%	5,165	2007
	13.070363	15.320266	17.21%	5,323	2006
	10.780586	13.070363	21.24%	5,360	2005
	10.000000	10.780586	7.81%	3,241	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.800681	9.864913	-22.93%	4,126	2008
	11.545971	12.800681	10.87%	5,889	2007
	10.642069	11.545971	8.49%	5,935	2006
	10.387716	10.642069	2.45%	5,973	2005
	10.000000	10.387716	3.88%	4,742	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.401113	10.177954	-2.15%	866	2008
	10.091627	10.401113	3.07%	2,571	2007
	9.923263	10.091627	1.70%	2,615	2006
	10.010205	9.923263	-0.87%	2,651	2005
	10.000000	10.010205	0.10%	1,785	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.357144	9.135270	-36.37%	10,793	2008
	12.908777	14.357144	11.22%	14,300	2007
	11.310709	12.908777	14.13%	14,656	2006
	10.636006	11.310709	6.34%	14,768	2005
	10.000000	10.636006	6.36%	10,544	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.054477	9.410944	-37.49%	1,588	2008
	13.224066	15.054477	13.84%	1,588	2007
	11.694201	13.224066	13.08%	1,588	2006
	10.605095	11.694201	10.27%	1,588	2005
	10.000000	10.605095	6.05%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.527358	7.105942	-47.47%	0	2008
	9.166589	13.527358	47.57%	0	2007
	10.000000	9.166589	-8.33%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.869736	7.845258	-62.41%	2,272	2008
	14.910233	20.869736	39.97%	0	2007
	12.178832	14.910233	22.43%	0	2006
	10.000000	12.178832	21.79%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.366953	8.309185	-37.84%	12,897	2008
	10.892725	13.366953	19.89%	19,081	2007
	10.630112	10.892725	2.47%	19,837	2006
	9.796241	10.630112	8.51%	19,957	2005
	10.000000	9.796241	-2.04%	20,639	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.626310	8.866802	-23.74%	0	2008
	11.476754	11.626310	1.30%	0	2007
	10.668996	11.476754	7.57%	0	2006
	10.664777	10.668996	0.04%	0	2005
	10.000000	10.664777	0.04%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.521542	9.305200	-43.68%	0	2008
	15.415782	16.521542	7.17%	0	2007
	12.191185	15.415782	26.45%	0	2006
	11.241580	12.191185	8.45%	0	2005
	10.000000	11.241580	12.42%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.937121	9.558251	-43.57%	0	2008
	14.316079	16.937121	18.31%	0	2007
	12.129143	14.316079	18.03%	0	2006
	10.674337	12.129143	13.63%	0	2005
	10.000000	10.674337	6.74%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.775939	6.982733	-49.31%	3,965	2008
	13.263323	13.775939	3.86%	1,361	2007
	12.110398	13.263323	9.52%	5,246	2006
	10.270341	12.110398	17.92%	1,361	2005
	10.000000	10.270341	2.70%	1,361	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.099243	8.148548	-37.79%	1,263	2008
	11.925468	13.099243	9.84%	1,374	2007
	11.260634	11.925468	5.90%	1,494	2006
	10.000000	11.260634	12.61%	1,494	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.198770	10.166225	-0.32%	21,521	2008
	9.994956	10.198770	2.04%	10,949	2007
	9.821235	9.994956	1.77%	0	2006
	9.822636	9.821235	-0.01%	10,998	2005
	10.000000	9.822636	-1.77%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.428758	9.059374	-13.13%	1,534	2008
	10.340201	10.428758	0.86%	1,534	2007
	10.116150	10.340201	2.21%	1,534	2006
	10.166593	10.116150	-0.50%	1,534	2005
	10.000000	10.166593	1.67%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.461745	-25.38%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.723064	-12.77%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.958983	-20.41%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.862967	-21.37%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.442508	-15.57%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.837654	8.633305	-37.61%	2,100	2008
	16.902897	13.837654	-18.13%	0	2007
	13.318862	16.902897	26.91%	0	2006
	12.318204	13.318862	8.12%	0	2005
	10.000000	12.318204	23.18%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.531204	10.015691	-35.51%	7,739	2008
	12.803395	15.531204	21.31%	7,739	2007
	12.166281	12.803395	5.24%	11,481	2006
	10.636593	12.166281	14.38%	7,739	2005
	10.000000	10.636593	6.37%	7,739	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.221580	7.844336	-40.67%	8,844	2008
	11.941411	13.221580	10.72%	6,516	2007
	11.651757	11.941411	2.49%	6,516	2006
	10.580376	11.651757	10.13%	6,516	2005
	10.000000	10.580376	5.80%	6,516	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.581665	8.345191	-27.94%	0	2008
	12.385781	11.581665	-6.49%	0	2007
	10.865695	12.385781	13.99%	0	2006
	10.693982	10.865695	1.61%	0	2005
	10.000000	10.693982	6.94%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.332417	7.961898	-35.44%	4,187	2008
	12.408562	12.332417	-0.61%	6,055	2007
	10.882240	12.408562	14.03%	6,215	2006
	10.682243	10.882240	1.87%	6,253	2005
	10.000000	10.682243	6.82%	3,288	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.808066	6.042377	-38.39%	0	2008
	10.000000	9.808066	-1.92%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.095294	9.254797	-8.33%	0	2008
	10.000000	10.095294	0.95%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.941750	7.448415	-25.08%	12,518	2008
	10.000000	9.941750	-0.58%	12,518	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.883470	6.614551	-33.07%	6,643	2008
	10.000000	9.883470	-1.17%	6,651	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.033052	8.314717	-17.13%	0	2008
	10.000000	10.033052	0.33%	0	2007

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.493005	15.549864	-27.65%	26,253	2008
	15.298084	21.493005	40.49%	28,780	2007
	13.058111	15.298084	17.15%	25,827	2006
	10.775985	13.058111	21.18%	2,978	2005
	10.000000	10.775985	7.76%	1,961	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.775574	9.840511	-22.97%	5,025	2008
	11.529265	12.775574	10.81%	4,753	2007
	10.632100	11.529265	8.44%	4,896	2006
	10.383286	10.632100	2.40%	6,250	2005
	10.000000	10.383286	3.83%	4,294	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.380712	10.152799	-2.20%	8,510	2008
	10.077024	10.380712	3.01%	8,783	2007
	9.913958	10.077024	1.64%	1,954	2006
	10.005934	9.913958	-0.92%	1,984	2005
	10.000000	10.005934	0.06%	653	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.328959	9.112649	-36.40%	5,790	2008
	12.890074	14.328959	11.16%	9,291	2007
	11.300094	12.890074	14.07%	5,403	2006
	10.631456	11.300094	6.29%	4,006	2005
	10.000000	10.631456	6.31%	3,451	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.024941	9.387656	-37.52%	1,524	2008
	13.204925	15.024941	13.78%	2,221	2007
	11.683246	13.204925	13.02%	2,448	2006
	10.600558	11.683246	10.21%	874	2005
	10.000000	10.600558	6.01%	471	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.515796	7.096215	-47.50%	1,337	2008
	9.163479	13.515796	47.50%	1,337	2007
	10.000000	9.163479	-8.37%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.842109	7.830839	-62.43%	1,129	2008
	14.898174	20.842109	39.90%	1,129	2007
	12.175211	14.898174	22.36%	303	2006
	10.000000	12.175211	21.75%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.340735	8.288624	-37.87%	8,172	2008
	10.876963	13.034735	19.83%	7,130	2007
	10.620157	10.876963	2.42%	7,369	2006
	9.792061	10.620157	8.46%	35,478	2005
	10.000000	9.792061	-2.08%	34,910	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.603488	8.844853	-23.77%	2,924	2008
	11.460125	11.603488	1.25%	2,948	2007
	10.658991	11.460125	7.52%	333	2006
	10.660223	10.658991	-0.01%	415	2005
	10.000000	10.660223	6.60%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.489137	9.282178	-43.71%	123	2008
	15.393471	16.489137	7.12%	104	2007
	12.179750	15.393471	26.39%	124	2006
	11.236782	12.179750	8.39%	183	2005
	10.000000	11.236782	12.37%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.903919	9.534605	-43.60%	0	2008
	14.295368	16.903919	18.25%	0	2007
	12.117781	14.295368	17.97%	0	2006
	10.669781	12.117781	13.57%	0	2005
	10.000000	10.669781	6.70%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.748889	6.965432	-49.34%	0	2008
	13.244119	13.748889	3.81%	0	2007
	12.099056	13.244119	9.46%	0	2006
	10.265950	12.099056	17.86%	0	2005
	10.000000	10.265950	2.66%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.081903	8.133583	-37.83%	3,800	2008
	11.915823	13.081903	9.79%	2,344	2007
	11.257291	11.915823	5.85%	0	2006
	10.000000	11.257291	12.57%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.177875	10.140198	-0.37%	21,541	2008
	9.979624	10.177875	1.99%	0	2007
	9.811183	9.979624	1.72%	0	2006
	9.817600	9.811183	-0.07%	0	2005
	10.000000	9.817600	-1.82%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.410524	9.038906	-13.18%	4,330	2008
	10.327442	10.410524	0.80%	4,330	2007
	10.108837	10.327442	2.16%	4,330	2006
	10.164449	10.108837	-0.55%	0	2005
	10.000000	10.164449	1.64%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.458539	-25.41%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.719331	-12.81%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.955566	-20.44%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.859590	-21.40%	7,711	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.438888	-15.61%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.813471	8.613788	-37.64%	1,012	2008
	16.882068	13.813471	-18.18%	1,012	2007
	13.309232	16.882068	26.84%	0	2006
	12.315600	13.309232	8.07%	0	2005
	10.000000	12.315600	23.16%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.500730	9.990906	-35.55%	1,288	2008
	12.784853	15.500730	21.24%	1,277	2007
	12.154876	12.784853	5.18%	293	2006
	10.632051	12.154876	14.32%	365	2005
	10.000000	10.632051	6.32%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.195628	7.824911	-40.70%	2,415	2008
	11.924115	13.195628	10.66%	2,415	2007
	11.640830	11.924115	2.43%	0	2006
	10.575846	11.640830	10.07%	0	2005
	10.000000	10.575846	5.76%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.558905	8.324504	-27.98%	0	2008
	12.367832	11.558905	-6.54%	0	2007
	10.855501	12.367832	13.93%	0	2006
	10.689410	10.855501	1.55%	0	2005
	10.000000	10.689410	6.89%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.308193	7.942183	-35.47%	12,760	2008
	12.390581	12.308193	-0.66%	18,705	2007
	10.872036	12.390581	13.97%	19,536	2006
	10.677683	10.872036	1.82%	35,202	2005
	10.000000	10.677683	6.78%	35,420	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.804700	6.037201	-38.43%	0	2008
	10.000000	9.804700	-1.95%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.091843	9.246884	-8.37%	0	2008
	10.000000	10.091843	0.92%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.938339	7.442053	-25.12%	0	2008
	10.000000	9.938339	-0.62%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.880082	6.608881	-33.11%	0	2008
	10.000000	9.880082	-1.20%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.029613	8.307613	-17.17%	0	2008
	10.000000	10.029613	0.30%	0	2007

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.408684	15.472953	-27.73%	24,879	2008
	15.253767	21.408684	40.35%	26,630	2007
	13.033614	15.253767	17.03%	23,073	2006
	10.766763	13.033614	21.05%	19,041	2005
	10.000000	10.766763	7.67%	12,568	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.725411	9.791796	-23.05%	4,053	2008
	11.495844	12.725411	10.70%	4,918	2007
	10.612134	11.495844	8.33%	5,693	2006
	10.374399	10.612134	2.29%	6,503	2005
	10.000000	10.374399	3.74%	7,306	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.339965	10.102567	-2.30%	4,008	2008
	10.047830	10.339965	2.91%	0	2007
	9.895362	10.047830	1.54%	0	2006
	9.997376	9.895362	-1.02%	0	2005
	10.000000	9.997376	-0.03%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.272717	9.067553	-36.47%	10,003	2008
	12.852738	14.272717	11.05%	10,268	2007
	11.278895	12.852738	13.95%	10,069	2006
	10.622368	11.278895	6.18%	10,050	2005
	10.000000	10.622368	6.22%	8,584	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.965970	9.341203	-37.58%	4,804	2008
	13.166682	14.965970	13.67%	3,902	2007
	11.661330	13.166682	12.91%	3,742	2006
	10.591507	11.661330	10.10%	1,143	2005
	10.000000	10.591507	5.92%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.492666	7.076787	-47.55%	0	2008
	9.157228	13.492666	47.34%	0	2007
	10.000000	9.157228	-8.43%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.786956	7.802069	-62.47%	2,153	2008
	14.874094	20.786956	39.75%	2,347	2007
	12.167969	14.874094	22.24%	470	2006
	10.000000	12.167969	21.68%	434	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.288371	8.247601	-37.93%	28,629	2008
	10.845443	13.288371	19.71%	32,211	2007
	10.600227	10.845443	2.31%	28,434	2006
	9.783683	10.600227	8.35%	31,520	2005
	10.000000	9.783683	-2.16%	27,745	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.557949	8.801103	-23.85%	17,135	2008
	11.426935	11.557949	1.15%	18,465	2007
	10.638995	11.426935	7.41%	12,885	2006
	10.651115	10.638995	-0.11%	9,972	2005
	10.000000	10.651115	6.51%	6,302	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.424398	9.236222	-43.77%	931	2008
	15.348858	16.424398	7.01%	1,003	2007
	12.156887	15.348858	26.26%	1,457	2006
	11.227171	12.156887	8.28%	1,581	2005
	10.000000	11.227171	12.27%	1,038	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.837585	9.487430	-43.65%	11,030	2008
	14.253957	16.837585	18.13%	12,597	2007
	12.095050	14.253957	17.85%	10,610	2006
	10.660660	12.095050	13.45%	11,024	2005
	10.000000	10.660660	6.61%	11,367	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.694925	6.930956	-49.39%	0	2008
	13.205746	13.694925	3.70%	0	2007
	12.076355	13.205746	9.35%	0	2006
	10.257172	12.076355	17.74%	0	2005
	10.000000	10.257172	2.57%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.047277	8.103711	-37.89%	3,598	2008
	11.896548	13.047277	9.67%	2,778	2007
	11.250583	11.896548	5.74%	2,778	2006
	10.000000	11.250583	12.51%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.136182	10.088300	-0.47%	10,412	2008
	9.949003	10.136182	1.88%	10,412	2007
	9.791093	9.949003	1.61%	10,412	2006
	9.807530	9.791093	-0.17%	0	2005
	10.000000	9.807530	-1.92%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.374159	8.998085	-13.26%	0	2008
	10.301981	10.374159	0.70%	0	2007
	10.094235	10.301981	2.06%	0	2006
	10.160150	10.094235	-0.65%	0	2005
	10.000000	10.160150	1.60%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.452132	-25.48%	9,624	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.711841	-12.88%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.948740	-20.51%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.852835	-21.47%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.431637	-15.68%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.765200	8.574827	-37.71%	1,393	2008
	16.840447	13.765200	-18.26%	1,596	2007
	13.290015	16.840447	26.72%	348	2006
	12.310400	13.290015	7.96%	402	2005
	10.000000	12.310400	23.10%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.439879	9.941457	-35.61%	13,021	2008
	12.747807	15.439879	21.12%	14,805	2007
	12.132065	12.747807	5.08%	13,911	2006
	10.622965	12.132065	14.21%	16,264	2005
	10.000000	10.622965	6.23%	15,247	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.143832	7.786176	-40.76%	16,487	2008
	11.889573	13.143832	10.55%	18,905	2007
	11.618996	11.889573	2.33%	17,607	2006
	10.566809	11.618996	9.96%	18,002	2005
	10.000000	10.566809	5.67%	17,085	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.513532	8.283309	-28.06%	2,001	2008
	12.332007	11.513532	-6.64%	2,639	2007
	10.835131	12.332007	13.82%	3,689	2006
	10.680274	10.835131	1.45%	4,298	2005
	10.000000	10.680274	6.80%	4,251	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.259879	7.902867	-35.54%	5,296	2008
	12.354693	12.259879	-0.77%	6,499	2007
	10.851632	12.354693	13.85%	7,576	2006
	10.668564	10.851632	1.72%	8,705	2005
	10.000000	10.668564	6.69%	9,710	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.797972	6.026857	-38.49%	2,149	2008
	10.000000	9.797972	-2.02%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.084918	9.231062	-8.47%	0	2008
	10.000000	10.084918	0.85%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.931519	7.429305	-25.19%	0	2008
	10.000000	9.931519	-0.68%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.873309	6.597566	-33.18%	0	2008
	10.000000	9.873309	-1.27%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.022727	8.293389	-17.25%	0	2008
	10.000000	10.022727	0.23%	0	2007

Optional Benefits Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.324605	15.396345	-27.80%	720	2008
	15.209543	21.324605	40.21%	721	2007
	13.009136	15.209543	16.91%	722	2006
	10.757552	13.009136	20.93%	252	2005

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.675397	9.743286	-23.13%	0	2008
	11.462495	12.675397	10.58%	0	2007
	10.592197	11.462495	8.22%	0	2006
	10.365524	10.592197	2.19%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.299324	10.052531	-2.40%	661	2008
	10.018676	10.299324	2.80%	662	2007
	9.876760	10.018676	1.44%	662	2006
	9.988820	9.876760	-1.12%	222	2005

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.216652	9.022639	-36.53%	0	2008
	12.815464	14.216652	10.93%	0	2007
	11.257711	12.815464	13.84%	0	2006
	10.613283	11.257711	6.07%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.907154	9.294919	-37.65%	0	2008
	13.128477	14.907154	13.55%	0	2007
	11.639415	13.128477	12.79%	0	2006
	10.582437	11.639415	9.99%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.469560	7.057390	-47.60%	0	2008
	9.150986	13.469560	47.19%	0	2007
	10.000000	9.150986	-8.49%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.731904	7.773376	-62.51%	252	2008
	14.850019	20.731904	39.61%	253	2007
	12.160721	14.850019	22.11%	253	2006
	10.000000	12.160721	21.61%	89	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.236143	8.206736	-38.00%	903	2008
	10.813987	13.236143	19.58%	905	2007
	10.580303	10.813987	2.21%	906	2006
	9.775308	10.580303	8.23%	302	2005

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.512519	8.757498	-23.93%	0	2008
	11.393775	11.512519	1.04%	0	2007
	10.618998	11.393775	7.30%	0	2006
	10.641994	10.618998	-0.22%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.771436	9.440419	-43.71%	0	2008
	14.212618	16.771436	18.00%	0	2007
	12.072331	14.212618	17.73%	0	2006
	10.651537	12.072331	13.34%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.359878	9.190477	-43.82%	0	2008
	15.304364	16.359878	6.90%	0	2007
	12.134069	15.304364	26.13%	0	2006
	11.217577	12.134069	8.17%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.641094	6.896596	-49.44%	0	2008
	13.167433	13.641094	3.60%	0	2007
	12.053677	13.167433	9.24%	0	2006
	10.248390	12.053677	17.62%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.012716	8.073924	-37.95%	0	2008
	11.877287	13.012716	9.56%	0	2007
	11.243884	11.877287	5.63%	0	2006
	10.000000	11.243884	12.44%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.094620	10.036621	-0.57%	0	2008
	9.918447	10.094620	1.78%	0	2007
	9.771028	9.918447	1.51%	0	2006
	9.797462	9.771028	-0.27%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.337843	8.957376	-13.35%	0	2008
	10.276533	10.337843	0.60%	0	2007
	10.079614	10.276533	1.95%	0	2006
	10.155845	10.079614	-0.75%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.445724	-25.54%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.704356	-12.96%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.941903	-20.58%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.846085	-21.54%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.424403	-15.76%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.717059	8.536025	-37.77%	0	2008
	16.798908	13.717059	-18.35%	0	2007
	13.270799	16.798908	26.59%	0	2006
	12.305197	13.270799	7.85%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.379219	9.892209	-35.68%	267	2008
	12.710831	15.379219	20.99%	267	2007
	12.109276	12.710831	4.97%	267	2006
	10.613865	12.109276	14.09%	89	2005

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.092167	7.747586	-40.82%	0	2008
	11.855082	13.092167	10.44%	0	2007
	11.597172	11.855082	2.22%	0	2006
	10.557766	11.597172	9.84%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.468283	8.242266	-28.13%	0	2008
	12.296231	11.468283	-6.73%	0	2007
	10.814771	12.296231	13.70%	0	2006
	10.671127	10.814771	1.35%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.211712	7.863710	-35.61%	0	2008
	12.318864	12.211712	-0.87%	0	2007
	10.831249	12.318864	13.73%	0	2006
	10.659427	10.831249	1.61%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.791246	6.016515	-38.55%	0	2008
	10.000000	9.791246	-2.09%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.077992	9.215250	-8.56%	0	2008
	10.000000	10.077992	0.78%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.924704	7.416561	-25.27%	0	2008
	10.000000	9.924704	-0.75%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.866522	6.586252	-33.25%	0	2008
	10.000000	9.866522	-1.33%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.015850	8.279182	-17.34%	0	2008
	10.000000	10.015850	0.16%	0	2007

Optional Benefits Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.282689	15.358170	-27.84%	3,108	2008
	15.187482	21.282689	40.13%	3,248	2007
	12.996920	15.187482	16.85%	3,269	2006
	10.752952	12.996920	20.87%	3,270	2005
	10.000000	10.752952	7.53%	1,986	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.650459	9.719120	-23.17%	1,262	2008
	11.445852	12.650459	10.52%	1,305	2007
	10.582240	11.445852	8.16%	1,305	2006
	10.361084	10.582240	2.13%	1,306	2005
	10.000000	10.361084	3.61%	980	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.279050	10.027592	-2.45%	3,552	2008
	10.004124	10.279050	2.75%	3,736	2007
	9.867475	10.004124	1.38%	2,729	2006
	9.984542	9.867475	-1.17%	2,729	2005
	10.000000	9.984542	-0.15%	1,887	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	14.188675	9.000237	-36.57%	933	2008
	12.796855	14.188675	10.88%	976	2007
	11.247124	12.796855	13.78%	976	2006
	10.608736	11.247124	6.02%	976	2005
	10.000000	10.608736	6.09%	976	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.877829	9.271847	-37.68%	1,633	2008
	13.109423	14.877829	13.49%	1,728	2007
	11.628477	13.109423	12.74%	1,748	2006
	10.577907	11.628477	9.93%	1,748	2005
	10.000000	10.577907	5.78%	986	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.457997	7.047696	-47.63%	0	2008
	9.147861	13.457997	47.12%	0	2007
	10.000000	9.147861	-8.52%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.704416	7.759059	-62.52%	0	2008
	14.837995	20.704416	39.54%	0	2007
	12.157101	14.837995	22.05%	0	2006
	10.000000	12.157101	21.57%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.210088	8.186365	-38.03%	6,471	2008
	10.798268	13.210088	19.52%	7,514	2007
	10.570357	10.798268	2.16%	7,718	2006
	9.771122	10.570357	8.18%	7,718	2005
	10.000000	9.771122	-2.29%	6,616	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.489865	8.735772	-23.97%	0	2008
	11.377241	11.489865	0.99%	0	2007
	10.609018	11.377241	7.24%	0	2006
	10.637447	10.609018	-0.27%	0	2005
	10.000000	10.637447	6.37%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.327685	9.167661	-43.85%	0	2008
	15.282139	16.327685	6.84%	0	2007
	12.122652	15.282139	26.06%	0	2006
	11.212767	12.122652	8.11%	0	2005
	10.000000	11.212767	12.13%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.738430	9.416994	-43.74%	0	2008
	14.191979	16.738430	17.94%	0	2007
	12.060974	14.191979	17.67%	0	2006
	10.646976	12.060974	13.28%	0	2005
	10.000000	10.646976	6.47%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.614241	6.879463	-49.47%	0	2008
	13.148309	13.614241	3.54%	0	2007
	12.042330	13.148309	9.18%	0	2006
	10.243993	12.042330	17.56%	0	2005
	10.000000	10.243993	2.44%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.995435	8.059042	-37.99%	0	2008
	11.867657	12.995435	9.50%	0	2007
	11.240527	11.867657	5.58%	0	2006
	10.000000	11.240527	12.41%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.073887	10.010859	-0.63%	0	2008
	9.903193	10.073887	1.72%	0	2007
	9.761003	9.903193	1.46%	0	2006
	9.792428	9.761003	-0.32%	0	2005
	10.000000	9.792428	-2.08%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.319744	8.937095	-13.40%	0	2008
	10.263832	10.319744	0.54%	0	2007
	10.072320	10.263832	1.90%	0	2006
	10.153694	10.072320	-0.80%	0	2005
	10.000000	10.153694	1.54%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.442513	-25.57%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.700613	-12.99%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.938491	-20.62%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.842711	-21.57%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.420777	-15.79%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.693016	8.516661	-37.80%	0	2008
	16.778143	13.693016	-18.39%	0	2007
	13.261181	16.778143	26.52%	0	2006
	12.302587	13.261181	7.79%	0	2005
	10.000000	12.302587	23.03%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.348947	9.867648	-35.71%	0	2008
	12.692370	15.348947	20.93%	0	2007
	12.097890	12.692370	4.91%	0	2006
	10.609319	12.097890	14.03%	0	2005
	10.000000	10.609319	6.09%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.066396	7.728344	-40.85%	0	2008
	11.837853	13.066396	10.38%	0	2007
	11.586262	11.837853	2.17%	0	2006
	10.553243	11.586262	9.79%	0	2005
	10.000000	10.553243	5.53%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.445726	8.221817	-28.17%	0	2008
	12.278395	11.445726	-6.78%	0	2007
	10.804620	12.278395	13.64%	0	2006
	10.666569	10.804620	1.29%	0	2005
	10.000000	10.666569	6.67%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.187684	7.844203	-35.64%	6,997	2008
	12.300984	12.187684	-0.92%	7,951	2007
	10.821066	12.300984	13.68%	8,140	2006
	10.654862	10.821066	1.56%	8,140	2005
	10.000000	10.654862	6.55%	7,179	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.787886	6.011354	-38.58%	0	2008
	10.000000	9.787886	-2.12%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.074535	9.207352	-8.61%	0	2008
	10.000000	10.074535	0.75%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.921291	7.410207	-25.31%	0	2008
	10.000000	9.921291	-0.79%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.863137	6.580593	-33.28%	0	2008
	10.000000	9.863137	-1.37%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	10.012407	8.272076	-17.38%	0	2008
	10.000000	10.012407	0.12%	0	2007

Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.990763	15.092933	-28.10%	2,213	2008
	15.033492	20.990763	39.63%	2,415	2007
	12.911467	15.033492	16.44%	2,622	2006
	10.720695	12.911467	20.43%	2,622	2005

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.476864	9.551201	-23.45%	1,129	2008
	11.329772	12.476864	10.12%	1,232	2007
	10.512642	11.329772	7.77%	1,337	2006
	10.330013	10.512642	1.77%	1,337	2005

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.137985	9.854388	-2.80%	2,329	2008
	9.902647	10.137985	2.38%	2,542	2007
	9.802559	9.902647	1.02%	917	2006
	9.954586	9.802559	-1.53%	917	2005

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.993971	8.844713	-36.80%	733	2008
	12.667080	13.993971	10.48%	800	2007
	11.173154	12.667080	13.37%	868	2006
	10.576908	11.173154	5.64%	868	2005

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.673700	9.111642	-37.90%	0	2008
	12.976506	14.673700	13.08%	0	2007
	11.552015	12.976506	12.33%	0	2006
	10.546184	11.552015	9.54%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.377262	6.980124	-47.82%	0	2008
	9.125983	13.377262	46.58%	0	2007
	10.000000	9.125983	-8.74%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.512544	7.659356	-62.66%	0	2008
	14.753859	20.512544	39.03%	0	2007
	12.131704	14.753859	21.61%	0	2006
	10.000000	12.131704	21.32%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.028791	8.044880	-38.25%	810	2008
	10.688727	13.028791	19.09%	884	2007
	10.500814	10.688727	1.79%	959	2006
	9.741791	10.500814	7.79%	959	2005

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.332214	8.584872	-24.24%	0	2008
	11.261874	11.332214	0.62%	0	2007
	10.539246	11.261874	6.86%	0	2006
	10.605544	10.539246	-0.63%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.508752	9.254270	-43.94%	0	2008
	14.048049	16.508752	17.52%	0	2007
	11.981650	14.048049	17.25%	0	2006
	10.615035	11.981650	12.87%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.103665	9.009256	-44.05%	0	2008
	15.127185	16.103665	6.46%	0	2007
	12.042926	15.127185	25.61%	0	2006
	11.179135	12.042926	7.73%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.427386	6.760541	-49.65%	0	2008
	13.014961	13.427386	3.17%	0	2007
	11.963148	13.014961	8.79%	0	2006
	10.213242	11.963148	17.13%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.874984	7.955538	-38.21%	0	2008
	11.800339	12.874984	9.11%	0	2007
	11.217034	11.800339	5.20%	0	2006
	10.000000	11.217034	12.17%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.929643	9.832005	-0.98%	0	2008
	9.796846	9.929643	1.36%	0	2007
	9.690966	9.796846	1.09%	0	2006
	9.757185	9.690966	-0.68%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.193566	8.796039	-13.71%	0	2008
	10.175154	10.193566	0.18%	0	2007
	10.021255	10.175154	1.54%	0	2006
	10.138602	10.021255	-1.16%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.420076	-25.80%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.674407	-13.26%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.914558	-20.85%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.819067	-21.81%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.395405	-16.05%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.525637	8.382132	-38.03%	0	2008
	16.633285	13.525637	-18.68%	0	2007
	13.194000	16.633285	26.07%	0	2006
	12.284332	13.194000	7.41%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.138326	9.697138	-35.94%	0	2008
	12.563631	15.138326	20.49%	0	2007
	12.018321	12.563631	4.54%	0	2006
	10.577486	12.018321	13.62%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.887043	7.594754	-41.07%	0	2008
	11.717770	12.887043	9.98%	0	2007
	11.510058	11.717770	1.80%	0	2006
	10.521570	11.510058	9.39%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.288592	8.079684	-28.43%	0	2008
	12.153838	11.288592	-7.12%	0	2007
	10.733537	12.153838	13.23%	0	2006
	10.634559	10.733537	0.93%	0	2005

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.020422	7.708625	-35.87%	365	2008
	12.176227	12.020422	-1.28%	399	2007
	10.749893	12.176227	13.27%	433	2006
	10.622896	10.749893	1.20%	433	2005

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.764319	5.975241	-38.81%	0	2008
	10.000000	9.764319	-2.36%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.050276	9.152120	-8.94%	0	2008
	10.000000	10.050276	0.50%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.897410	7.365719	-25.58%	0	2008
	10.000000	9.897410	-1.03%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.839384	6.541077	-33.52%	0	2008
	10.000000	9.839384	-1.61%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	9.988301	8.222447	-17.68%	0	2008
	10.000000	9.988301	-0.12%	0	2007

Optional Benefits Elected (Total 3.20%)
(Variable account charges of 3.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.907887	15.017811	-28.17%	0	2008
	14.989670	20.907887	39.48%	0	2007
	12.887085	14.989670	16.32%	0	2006
	10.711469	12.887085	20.31%	0	2005
	10.000000	10.711469	7.11%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.427603	9.503672	-23.53%	0	2008
	11.296749	12.427603	10.01%	0	2007
	10.492792	11.296749	7.66%	0	2006
	10.321120	10.492792	1.66%	0	2005
	10.000000	10.321120	3.21%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.097942	9.805337	-2.90%	0	2008
	9.873781	10.097942	2.27%	0	2007
	9.784050	9.873781	0.92%	0	2006
	9.946025	9.784050	-1.63%	0	2005
	10.000000	9.946025	-0.54%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.938738	8.800690	-36.86%	0	2008
	12.630176	13.938738	10.36%	0	2007
	11.152071	12.630176	13.25%	0	2006
	10.567822	11.152071	5.53%	0	2005
	10.000000	10.567822	5.68%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.615751	9.066276	-37.97%	0	2008
	12.938679	14.615751	12.96%	0	2007
	11.530203	12.938679	12.22%	0	2006
	10.537112	11.530203	9.42%	0	2005
	10.000000	10.537112	5.37%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.354222	6.960889	-47.87%	0	2008
	9.119729	13.354222	46.43%	0	2007
	10.000000	9.119729	-8.80%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.457936	7.631044	-62.70%	0	2008
	14.729865	20.457936	38.89%	0	2007
	12.124446	14.729865	21.49%	0	2006
	10.000000	12.124446	21.24%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	12.977317	8.004811	-38.32%	0	2008
	10.657560	12.977317	18.97%	0	2007
	10.480995	10.657560	1.68%	0	2006
	9.733415	10.480995	7.68%	0	2005
	10.000000	9.733415	-2.67%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.287448	8.542128	-24.32%	0	2008
	11.229045	11.287448	0.52%	0	2007
	10.519350	11.229045	6.75%	0	2006
	10.596427	10.519350	-0.73%	0	2005
	10.000000	10.596427	5.96%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.040065	8.964389	-44.11%	0	2008
	15.083094	16.040065	6.34%	0	2007
	12.020189	15.083094	25.48%	0	2006
	11.169526	12.020189	7.62%	0	2005
	10.000000	11.169526	11.70%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	16.443582	9.208203	-44.00%	0	2008
	14.007116	16.443582	17.39%	0	2007
	11.959040	14.007116	17.13%	0	2006
	10.605905	11.959040	12.76%	0	2005
	10.000000	10.605905	6.06%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.374343	6.726862	-49.70%	0	2008
	12.977005	13.374343	3.06%	0	2007
	11.940556	12.977005	8.68%	0	2006
	10.204447	11.940556	17.01%	0	2005
	10.000000	10.204447	2.04%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.840683	7.926131	-38.27%	0	2008
	11.781128	12.840683	8.99%	0	2007
	11.210313	11.781128	5.09%	0	2006
	10.000000	11.210313	12.10%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.888718	9.781377	-1.09%	0	2008
	9.766602	9.888718	1.25%	0	2007
	9.671000	9.766602	0.99%	0	2006
	9.747115	9.671000	-0.78%	0	2005
	10.000000	9.747115	-2.53%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.157718	8.756056	-13.80%	0	2008
	10.149898	10.157718	0.08%	0	2007
	10.006687	10.149898	1.43%	0	2006
	10.134284	10.006687	-1.26%	0	2005
	10.000000	10.134284	1.34%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.413658	-25.86%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.666916	-13.33%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.907723	-20.92%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.812306	-21.88%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.388157	-16.12%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.478063	8.343978	-38.09%	0	2008
	16.592022	13.478063	-18.77%	0	2007
	13.174815	16.592022	25.94%	0	2006
	12.279115	13.174815	7.29%	0	2005
	10.000000	12.279115	22.79%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.078522	9.648845	-36.01%	0	2008
	12.527000	15.078522	20.37%	0	2007
	11.995626	12.527000	4.43%	0	2006
	10.568375	11.995626	13.50%	0	2005
	10.000000	10.568375	5.68%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.836132	7.556916	-41.13%	0	2008
	11.683597	12.836132	9.86%	0	2007
	11.488319	11.683597	1.70%	0	2006
	10.512510	11.488319	9.28%	0	2005
	10.000000	10.512510	5.13%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.244003	8.039453	-28.50%	0	2008
	12.118415	11.244003	-7.22%	0	2007
	10.713279	12.118415	13.12%	0	2006
	10.625412	10.713279	0.83%	0	2005
	10.000000	10.625412	6.25%	0	2004*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.972960	7.670245	-35.94%	0	2008
	12.140741	11.972960	-1.38%	0	2007
	10.729600	12.140741	13.15%	0	2006
	10.613763	10.729600	1.09%	0	2005
	10.000000	10.613763	6.14%	0	2004*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.757587	5.964948	-38.87%	0	2008
	10.000000	9.757587	-2.42%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.043350	9.136371	-9.03%	0	2008
	10.000000	10.043350	0.43%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.890582	7.353041	-25.66%	0	2008
	10.000000	9.890582	-1.09%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.832595	6.529802	-33.59%	0	2008
	10.000000	9.832595	-1.67%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	9.981420	8.208290	-17.76%	0	2008
	10.000000	9.981420	-0.19%	0	2007

Maximum Optional Benefits Elected (Total 3.70%) (Variable account charges of 3.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

IVY Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.677865	13.346638	-28.54%	0	2008
	13.460707	18.677865	38.76%	0	2007
	11.632479	13.460707	15.72%	0	2006
	10.000000	11.632479	16.32%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.938648	9.082517	-23.92%	0	2008
	10.908929	11.938648	9.44%	0	2007
	10.185042	10.908929	7.11%	0	2006
	10.000000	10.185042	1.85%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.017691	9.677181	-3.40%	0	2008
	9.846426	10.017691	1.74%	0	2007
	9.807463	9.846426	0.40%	0	2006
	10.000000	9.807463	-1.93%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	12.900679	8.103104	-37.19%	0	2008
	11.750575	12.900679	9.79%	0	2007
	10.429113	11.750575	12.67%	0	2006
	10.000000	10.429113	4.29%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	13.638669	8.416380	-38.29%	0	2008
	12.136730	13.638669	12.38%	0	2007
	10.871534	12.136730	11.64%	0	2006
	10.000000	10.871534	8.72%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.239297	6.865220	-48.15%	0	2008
	9.088419	13.239297	45.67%	0	2007
	10.000000	9.088419	-9.12%	0	2006*

IVY Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.186164	7.490578	-62.89%	0	2008
	14.610042	20.186164	38.17%	0	2007
	12.088081	14.610042	20.86%	0	2006
	10.000000	12.088081	20.88%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.336104	8.183532	-38.64%	0	2008
	11.009366	13.336104	18.35%	0	2007
	10.883040	11.009366	1.16%	0	2006
	10.000000	10.883040	8.83%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.433682	7.855191	-24.71%	0	2008
	10.433867	10.433682	0.00%	0	2007
	9.825031	10.433867	6.20%	0	2006
	10.000000	9.825031	-1.75%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	15.422881	8.591891	-44.29%	0	2008
	13.206206	15.422881	16.79%	0	2007
	11.333603	13.206206	16.52%	0	2006
	10.000000	11.333603	13.34%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	13.945798	7.753597	-44.40%	0	2008
	13.182208	13.945798	5.79%	0	2007
	10.559678	13.182208	24.84%	0	2006
	10.000000	10.559678	5.60%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	13.251672	6.630603	-49.96%	0	2008
	12.925123	13.251672	2.53%	0	2007
	11.954418	12.925123	8.12%	0	2006
	10.000000	11.954418	19.54%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.670064	7.780303	-38.59%	0	2008
	11.685253	12.670064	8.43%	0	2007
	11.176674	11.685253	4.55%	0	2006
	10.000000	11.176674	11.77%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.006152	9.846412	-1.60%	0	2008
	9.934179	10.006152	0.72%	0	2007
	9.887873	9.934179	0.47%	0	2006
	10.000000	9.887873	-1.12%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	9.892105	8.483030	-14.24%	0	2008
	9.936095	9.892105	-0.44%	0	2007
	9.846613	9.936095	0.91%	0	2006
	10.000000	9.846613	-1.53%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	10.000000	7.381570	-26.18%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	10.000000	8.629445	-13.71%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	10.000000	7.873511	-21.26%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	10.000000	7.778503	-22.21%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	10.000000	8.351871	-16.48%	0	2008*

IVY Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.544752	7.110000	-38.41%	0	2008
	14.286272	11.544752	-19.19%	0	2007
	11.402625	14.286272	25.29%	0	2006
	10.000000	11.402625	14.03%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.337662	9.127262	-36.34%	0	2008
	11.973649	14.337662	19.74%	0	2007
	11.525126	11.973649	3.89%	0	2006
	10.000000	11.525126	15.25%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	12.055592	7.060620	-41.43%	0	2008
	11.030429	12.055592	9.29%	0	2007
	10.902256	11.030429	1.18%	0	2006
	10.000000	10.902256	9.02%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.694963	7.607288	-28.87%	0	2008
	11.586889	10.694963	-7.70%	0	2007
	10.296423	11.586889	12.53%	0	2006
	10.000000	10.296423	2.96%	0	2005*

IVY Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.029381	7.029170	-36.27%	0	2008
	11.242341	11.029381	-1.89%	0	2007
	9.987051	11.242341	12.57%	0	2006
	10.000000	9.987051	-0.13%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund - Class II	9.723848	5.913537	-39.19%	0	2008
	10.000000	9.723848	-2.76%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II	10.008635	9.057749	-9.50%	0	2008
	10.000000	10.008635	0.09%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II	9.856398	7.289720	-26.04%	0	2008
	10.000000	9.856398	-1.44%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II	9.798619	6.473554	-33.93%	0	2008
	10.000000	9.798619	-2.01%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II	9.946917	8.137631	-18.19%	0	2008
	10.000000	9.946917	-0.53%	0	2007

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
14,565,234 shares (cost $141,752,863)	$120,525,851
Ivy Fund VIP, Inc. - Balanced (WRBP)
2,833,442 shares (cost $23,549,608)	21,806,172
Ivy Fund VIP, Inc. - Bond (WRBDP)
6,306,410 shares (cost $33,611,548)	33,658,571
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
4,468,271 shares (cost $51,388,392)	36,241,698
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
6,630,548 shares (cost $44,134,004)	33,891,382
Ivy Fund VIP, Inc. - Energy (WRENG)
1,414,657 shares (cost $8,780,243)	5,295,628
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
4,056,424 shares (cost $30,282,675)	13,427,576
Ivy Fund VIP, Inc. - Growth (WRGP)
5,821,597 shares (cost $52,485,614)	43,969,938
Ivy Fund VIP, Inc. - High Income (WRHIP)
6,029,886 shares (cost $20,169,014)	14,978,840
Ivy Fund VIP, Inc. - International Growth (WRIP)
1,914,903 shares (cost $17,025,056)	11,498,990
Ivy Fund VIP, Inc. - International Value (WRI2P)
799,266 shares (cost $17,105,942)	9,959,890
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
247,911 shares (cost $4,461,930)	2,754,842
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
3,443,462 shares (cost $22,406,781)	15,514,863
Ivy Fund VIP, Inc. - Money Market (WRMMP)
18,000,987 shares (cost $18,000,987)	18,000,987
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,292,017 shares (cost $6,496,964)	5,668,206
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
10,991,885 shares (cost $52,826,734)	41,870,288
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
1,890,681 shares (cost $8,817,030)	8,419,204
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
13,451,238 shares (cost $61,368,773)	54,652,378
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
17,854,113 shares (cost $84,241,955)	71,666,412
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
5,030,219 shares (cost $23,407,775)	21,679,239
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
1,553,947 shares (cost $12,000,851)	6,688,188
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
1,710,663 shares (cost $28,861,620)	19,544,491
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - small Cap Growth (WRSCP)
1,402,180 shares (cost $14,120,078)	$8,543,905
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
674,871 shares (cost $10,257,931)	6,942,195
Ivy Fund VIP, Inc. - Value (WRVP)
5,863,308 shares (cost $36,956,256)	24,354,421
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
333,726 shares (cost $4,008,328)	2,299,371
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
269,482 shares (cost $2,688,184)	2,498,098
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
3,515,640 shares (cost $41,568,570)	29,742,318
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,625,522 shares (cost $82,690,571)	52,739,159
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,119,490 shares (cost $12,118,594)	9,907,487

Total Investments	748,740,588
Accounts Receivable	109,895

Total Assets	$748,850,483

Contract Owners’ Equity:
Accumulation units	748,756,359
Contracts in payout (annuitization) period	94,124

Total Contract Owners’ Equity (note 5)	$748,850,483

See accompanying notes to financial statements.

3

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Reinvested dividends	$5,085,383	652,510	27,156	30,890	87,064	36,982	7,740	374,937
Mortality and expense risk charges (note 2)	(12,201,296)	(2,440,750)	(418,395)	(496,885)	(803,678)	(748,137)	(110,611)	(394,516)

Net investment income (loss)	(7,115,913)	(1,788,240)	(391,239)	(465,995)	(716,614)	(711,155)	(102,871)	(19,579)

Proceeds from mutual fund shares sold	93,140,895	5,805,369	2,056,754	3,576,491	3,309,542	3,133,359	845,445	2,333,504
Cost of mutual fund shares sold	(94,893,299)	(4,098,797)	(1,716,764)	(3,854,961)	(3,043,336)	(2,469,168)	(740,982)	(2,031,636)

Realized gain (loss) on investments	(1,752,404)	1,706,572	339,990	(278,470)	266,206	664,191	104,463	301,868
Change in unrealized gain (loss) on investments	(303,347,807)	(55,707,932)	(6,168,036)	341,887	(21,016,605)	(19,821,708)	(4,565,271)	(22,842,084)

Net gain (loss) on investments	(305,100,211)	(54,001,360)	(5,828,046)	63,417	(20,750,399)	(19,157,517)	(4,460,808)	(22,540,216)

Reinvested capital gains	27,426,325	10,724,896	18,953	-	1,327,410	68,020	8,444	1,523,503

Net increase (decrease) in contract owners’ equity resulting from operations	$(284,789,799)	(45,064,704)	(6,200,332)	(402,578)	(20,139,603)	(19,800,652)	(4,555,235)	(21,036,292)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$-	118,602	41,038	70,040	-	6,750	274,572	62,710
Mortality and expense risk charges (note 2)	(1,019,010)	(280,102)	(252,040)	(214,851)	(65,983)	(353,010)	(203,021)	(109,689)

Net investment income (loss)	(1,019,010)	(161,500)	(211,002)	(144,811)	(65,983)	(346,260)	71,551	(46,979)

Proceeds from mutual fund shares sold	4,731,279	2,334,350	2,301,875	2,421,580	910,505	1,457,896	12,892,341	1,573,303
Cost of mutual fund shares sold	(3,928,119)	(2,980,673)	(1,814,253)	(2,815,206)	(823,884)	(1,431,180)	(12,892,341)	(1,707,650)

Realized gain (loss) on investments	803,160	(646,323)	487,622	(393,626)	86,621	26,716	-	(134,347)
Change in unrealized gain (loss) on investments	(26,958,684)	(3,884,701)	(9,724,595)	(7,636,195)	(2,793,535)	(9,052,166)	-	(689,075)

Net gain (loss) on investments	(26,155,524)	(4,531,024)	(9,236,973)	(8,029,821)	(2,706,914)	(9,025,450)	-	(823,422)

Reinvested capital gains	609,118	-	342,171	278,233	-	287,208	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,565,416)	(4,692,524)	(9,105,804)	(7,896,399)	(2,772,897)	(9,084,502)	71,551	(870,401)

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

Reinvested dividends	$-	-	-	-	-	58,259	-	-
Mortality and expense risk charges (note 2)	(328,588)	(35,986)	(310,831)	(484,543)	(108,988)	(145,577)	(380,737)	(173,325)

Net investment income (loss)	(328,588)	(35,986)	(310,831)	(484,543)	(108,988)	(87,318)	(380,737)	(173,325)

Proceeds from mutual fund shares sold	1,559,470	290,214	647,748	594,421	195,520	1,559,494	2,493,464	1,424,908
Cost of mutual fund shares sold	(1,860,711)	(315,632)	(729,749)	(620,738)	(202,873)	(1,882,106)	(2,148,385)	(1,499,143)

Realized gain (loss) on investments	(301,241)	(25,418)	(82,001)	(26,317)	(7,353)	(322,612)	345,079	(74,235)
Change in unrealized gain (loss) on investments	(10,956,445)	(397,826)	(6,716,395)	(12,575,543)	(1,728,537)	(4,051,785)	(11,279,534)	(5,785,604)

Net gain (loss) on investments	(11,257,686)	(423,244)	(6,798,396)	(12,601,860)	(1,735,890)	(4,374,397)	(10,934,455)	(5,859,839)

Reinvested capital gains	-	-	-	-	-	168,353	726,398	176,726

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,586,274)	(459,230)	(7,109,227)	(13,086,403)	(1,844,878)	(4,293,362)	(10,588,794)	(5,856,438)

Investment Activity:	WRSCV	WRVP	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$16,887	78,682	62,527	71,596	988,003	1,705,633	312,805
Mortality and expense risk charges (note 2)	(123,464)	(548,353)	(58,673)	(27,698)	(493,168)	(932,412)	(138,275)

Net investment income (loss)	(106,577)	(469,671)	3,854	43,898	494,835	773,221	174,530

Proceeds from mutual fund shares sold	1,202,556	2,808,166	961,241	653,275	8,466,441	18,543,711	2,056,673
Cost of mutual fund shares sold	(1,662,380)	(2,954,549)	(1,092,125)	(678,779)	(9,332,715)	(21,359,177)	(2,205,287)

Realized gain (loss) on investments	(459,824)	(146,383)	(130,884)	(25,504)	(866,274)	(2,815,466)	(148,614)
Change in unrealized gain (loss) on investments	(2,245,334)	(12,912,518)	(1,681,494)	(185,912)	(11,385,074)	(28,782,247)	(2,144,859)

Net gain (loss) on investments	(2,705,158)	(13,058,901)	(1,812,378)	(211,416)	(12,251,348)	(31,597,713)	(2,293,473)

Reinvested capital gains	164,206	246,461	514,392	34,849	2,905,413	6,803,358	498,213

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,647,529)	(13,282,111)	(1,294,132)	(132,669)	(8,851,100)	(24,021,134)	(1,620,730)

See accompanying notes to financial statements.

5

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		WRASP		WRBP		WRBDP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(7,115,913)	(1,648,204)	(1,788,240)	(994,673)	(391,239)	(40,280)	(465,995)	638,817
Realized gain (loss) on investments	(1,752,404)	4,664,619	1,706,572	290,294	339,990	350,512	(278,470)	(47,052)
Change in unrealized gain (loss) on investments	(303,347,807)	51,459,272	(55,707,932)	33,591,607	(6,168,036)	2,219,322	341,887	330,395
Reinvested capital gains	27,426,325	27,938,710	10,724,896	6,248,888	18,953	476	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(284,789,799)	82,414,397	(45,064,704)	39,136,116	(6,200,332)	2,530,030	(402,578)	922,160

Equity transactions:
Purchase payments received from contract owners (note 3)	354,603,518	280,828,554	20,266,849	21,584,400	2,767,479	3,617,482	5,473,133	5,163,863
Transfers between funds	-	-	4,892,979	12,100,852	490,063	1,302,315	2,815,914	8,850,622
Redemptions (note 3)	(40,879,358)	(45,672,163)	(5,636,021)	(3,420,410)	(1,371,421)	(1,248,177)	(2,221,894)	(1,273,415)
Annuity benefits	(418,707)	(396,252)	(80,407)	(83,766)	(19,330)	(26,584)	(23,387)	(18,855)
Contract maintenance charges (note 2)	(752,496)	(79,869)	(34,099)	(21,585)	(5,230)	(4,364)	(4,952)	(3,013)
Contingent deferred sales charges (note 2)	(582,102)	(617,013)	(99,998)	(105,011)	(28,527)	(31,114)	(39,654)	(31,937)
Adjustments to maintain reserves	148,293	(36,846)	(8,552)	4,265	(5,072)	2,199	(6,088)	569

Net equity transactions	312,119,148	234,026,411	19,300,751	30,058,745	1,827,962	3,611,757	5,993,072	12,687,834

Net change in contract owners’ equity	27,329,349	316,440,808	(25,763,953)	69,194,861	(4,372,370)	6,141,787	5,590,494	13,609,994
Contract owners’ equity beginning of period	721,521,134	405,080,326	146,289,048	77,094,187	26,178,502	20,036,715	28,068,255	14,458,261

Contract owners’ equity end of period	$748,850,483	721,521,134	120,525,095	146,289,048	21,806,132	26,178,502	33,658,749	28,068,255

CHANGES IN UNITS:
Beginning units	49,980,360	30,662,465	6,510,435	4,862,716	1,940,268	1,659,664	2,587,073	1,386,869
Units purchased	50,753,678	32,588,692	1,716,178	2,063,406	431,893	505,879	1,205,012	1,428,451
Units redeemed	(19,750,500)	(13,270,797)	(881,341)	(415,687)	(293,230)	(225,275)	(651,691)	(228,247)

Ending units	80,983,538	49,980,360	7,345,272	6,510,435	2,078,931	1,940,268	3,140,394	2,587,073

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRCEP		WRDIV		WRENG		WRGNR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(716,614)	(478,144)	(711,155)	(276,263)	(102,871)	(22,974)	(19,579)	(295,182)
Realized gain (loss) on investments	266,206	408,683	664,191	239,801	104,463	44,103	301,868	191,281
Change in unrealized gain (loss) on investments	(21,016,605)	560,557	(19,821,708)	5,073,318	(4,565,271)	1,072,021	(22,842,084)	4,891,207
Reinvested capital gains	1,327,410	4,772,881	68,020	368,428	8,444	15,140	1,523,503	2,121,209

Net increase (decrease) in contract owners’ equity resulting from operations	(20,139,603)	5,263,977	(19,800,652)	5,405,284	(4,555,235)	1,108,290	(21,036,292)	6,908,515

Equity transactions:
Purchase payments received from contract owners (note 3)	4,671,218	7,869,316	5,633,220	9,468,643	3,440,723	2,753,942	6,641,980	9,838,944
Transfers between funds	(564,701)	4,198,367	364,221	4,981,930	976,608	794,305	(858,325)	1,120,128
Redemptions (note 3)	(1,736,254)	(1,953,515)	(1,662,297)	(1,448,071)	(250,065)	(63,039)	(935,278)	(829,687)
Annuity benefits	(23,523)	(31,586)	(18,910)	(17,976)	(782)	(370)	(10,453)	(8,317)
Contract maintenance charges (note 2)	(7,422)	(5,740)	(6,763)	(5,113)	(951)	(189)	(4,559)	(3,002)
Contingent deferred sales charges (note 2)	(31,368)	(66,075)	(28,820)	(49,226)	(5,713)	(1,021)	(20,444)	(24,892)
Adjustments to maintain reserves	(1,963)	1,556	1,678	914	18,372	(4,512)	128,226	(46,810)

Net equity transactions	2,305,987	10,012,323	4,282,329	12,931,101	4,178,192	3,479,116	4,941,147	10,046,364

Net change in contract owners’ equity	(17,833,616)	15,276,300	(15,518,323)	18,336,385	(377,043)	4,587,406	(16,095,145)	16,954,879
Contract owners’ equity beginning of period	54,071,608	38,795,308	49,409,807	31,073,422	5,686,493	1,099,087	29,602,978	12,648,099

Contract owners’ equity end of period	$36,237,992	54,071,608	33,891,484	49,409,807	5,309,450	5,686,493	13,507,833	29,602,978

CHANGES IN UNITS:
Beginning units	3,598,596	2,896,797	3,179,374	2,296,386	414,206	119,136	1,385,133	835,359
Units purchased	626,728	973,217	744,234	1,078,728	450,203	345,318	626,968	668,668
Units redeemed	(463,881)	(271,418)	(465,121)	(195,740)	(136,937)	(50,248)	(352,033)	(118,894)

Ending units	3,761,443	3,598,596	3,458,487	3,179,374	727,472	414,206	1,660,068	1,385,133

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGP		WRHIP		WRIP		WRI2P

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,019,010)	(1,017,317)	(161,500)	1,165,710	(211,002)	(111,378)	(144,811)	44,612
Realized gain (loss) on investments	803,160	711,862	(646,323)	13,885	487,622	250,042	(393,626)	303,790
Change in unrealized gain (loss) on investments	(26,958,684)	11,499,139	(3,884,701)	(915,690)	(9,724,595)	1,855,676	(7,636,195)	(814,660)
Reinvested capital gains	609,118	1,610,703	-	-	342,171	470,644	278,233	1,614,758

Net increase (decrease) in contract owners’ equity resulting from operations	(26,565,416)	12,804,387	(4,692,524)	263,905	(9,105,804)	2,464,984	(7,896,399)	1,148,500

Equity transactions:
Purchase payments received from contract owners (note 3)	4,054,186	6,137,638	3,014,510	5,433,368	3,347,099	5,786,136	2,018,686	5,010,281
Transfers between funds	(714,762)	2,575,065	(803,926)	539,353	(1,109,304)	1,038,300	(1,488,666)	169,890
Redemptions (note 3)	(2,797,902)	(2,477,943)	(999,030)	(680,331)	(681,122)	(672,448)	(716,290)	(563,556)
Annuity benefits	(38,129)	(47,784)	(33,417)	(39,329)	(15,270)	(15,543)	(2,732)	(4,803)
Contract maintenance charges (note 2)	(11,218)	(10,207)	(3,146)	(2,459)	(2,721)	(1,904)	(2,259)	(1,950)
Contingent deferred sales charges (note 2)	(62,167)	(78,765)	(18,154)	(13,054)	(16,660)	(16,607)	(11,419)	(12,045)
Adjustments to maintain reserves	(6,211)	4,048	(1,405)	2,686	1,131	776	345	617

Net equity transactions	423,797	6,102,052	1,155,432	5,240,234	1,523,153	6,118,710	(202,335)	4,598,434

Net change in contract owners’ equity	(26,141,619)	18,906,439	(3,537,092)	5,504,139	(7,582,651)	8,583,694	(8,098,734)	5,746,934
Contract owners’ equity beginning of period	70,111,309	51,204,870	18,515,978	13,011,839	19,081,552	10,497,858	18,058,252	12,311,318

Contract owners’ equity end of period	$43,969,690	70,111,309	14,978,886	18,515,978	11,498,901	19,081,552	9,959,518	18,058,252

CHANGES IN UNITS:
Beginning units	5,000,421	4,510,514	1,479,099	1,063,343	1,044,989	683,784	1,026,584	758,800
Units purchased	688,662	980,157	414,173	571,046	316,855	446,533	216,606	394,018
Units redeemed	(683,306)	(490,250)	(338,217)	(155,290)	(254,604)	(85,328)	(247,996)	(126,234)

Ending units	5,005,777	5,000,421	1,555,055	1,479,099	1,107,240	1,044,989	995,194	1,026,584

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMIC		WRMCG		WRMMP		WRMSP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(65,983)	(85,181)	(346,260)	(327,541)	71,551	227,909	(46,979)	129,718
Realized gain (loss) on investments	86,621	365,696	26,716	119,522	-	-	(134,347)	(7,633)
Change in unrealized gain (loss) on investments	(2,793,535)	(47,534)	(9,052,166)	1,344,059	-	-	(689,075)	(7,602)
Reinvested capital gains	-	-	287,208	548,782	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,772,897)	232,981	(9,084,502)	1,684,822	71,551	227,909	(870,401)	114,483

Equity transactions:
Purchase payments received from contract owners (note 3)	235,380	1,339,671	1,816,661	4,063,531	66,968,288	74,297,887	477,821	1,542,616
Transfers between funds	(409,275)	(571,881)	422,196	3,616,754	(44,234,242)	(47,866,939)	(839,123)	150,368
Redemptions (note 3)	(233,406)	(257,277)	(497,742)	(440,823)	(13,080,530)	(25,618,507)	(446,152)	(250,440)
Annuity benefits	(1,769)	(2,540)	(3,332)	(2,631)	(79,171)	(4,807)	(877)	(281)
Contract maintenance charges (note 2)	(839)	(864)	(2,501)	(1,656)	(2,281)	(1,098)	(1,049)	(787)
Contingent deferred sales charges (note 2)	(4,729)	(6,675)	(16,382)	(13,745)	(39,214)	(17,342)	(5,523)	(4,481)
Adjustments to maintain reserves	293	181	18,972	(2,155)	9,002	(7,512)	213	144

Net equity transactions	(414,345)	500,615	1,737,872	7,219,275	9,541,852	781,682	(814,690)	1,437,139

Net change in contract owners’ equity	(3,187,242)	733,596	(7,346,630)	8,904,097	9,613,403	1,009,591	(1,685,091)	1,551,622
Contract owners’ equity beginning of period	5,942,094	5,208,498	22,885,911	13,981,814	8,387,550	7,377,959	7,353,248	5,801,626

Contract owners’ equity end of period	$2,754,852	5,942,094	15,539,281	22,885,911	18,000,953	8,387,550	5,668,157	7,353,248

CHANGES IN UNITS:
Beginning units	412,324	378,791	1,714,836	1,159,802	792,315	718,111	684,413	549,710
Units purchased	63,805	114,286	370,085	696,121	8,578,192	8,657,478	93,911	246,677
Units redeemed	(102,510)	(80,753)	(228,359)	(141,087)	(7,679,907)	(8,583,274)	(176,090)	(111,974)

Ending units	373,619	412,324	1,856,562	1,714,836	1,690,600	792,315	602,234	684,413

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPAP		WRPCP		WRPMP		WRPMAP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(328,588)	-	(35,986)	-	(310,831)	-	(484,543)	-
Realized gain (loss) on investments	(301,241)	-	(25,418)	-	(82,001)	-	(26,317)	-
Change in unrealized gain (loss) on investments	(10,956,445)	-	(397,826)	-	(6,716,395)	-	(12,575,543)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,586,274)	-	(459,230)	-	(7,109,227)	-	(13,086,403)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	39,944,669	-	5,297,198	-	44,784,546	-	61,131,485	-
Transfers between funds	14,015,973	-	3,665,379	-	17,450,317	-	24,176,404	-
Redemptions (note 3)	(449,125)	-	(76,999)	-	(423,658)	-	(486,075)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(48,157)	-	(5,060)	-	(38,587)	-	(66,585)	-
Contingent deferred sales charges (note 2)	(6,799)	-	(2,085)	-	(11,010)	-	(2,409)	-
Adjustments to maintain reserves	(27)	-	(5)	-	(23)	-	8	-

Net equity transactions	53,456,534	-	8,878,428	-	61,761,585	-	84,752,828	-

Net change in contract owners’ equity	41,870,260	-	8,419,198	-	54,652,358	-	71,666,425	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$41,870,260	-	8,419,198	-	54,652,358	-	71,666,425	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,809,473	-	991,677	-	7,040,739	-	9,409,288	-
Units redeemed	(250,709)	-	(35,031)	-	(234,923)	-	(374,565)	-

Ending units	5,558,764	-	956,646	-	6,805,816	-	9,034,723	-

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPMCP		WRRESP		WRSTP		WRSCP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(108,988)	-	(87,318)	(115,442)	(380,737)	(342,521)	(173,325)	(195,761)
Realized gain (loss) on investments	(7,353)	-	(322,612)	549,780	345,079	467,640	(74,235)	159,792
Change in unrealized gain (loss) on investments	(1,728,537)	-	(4,051,785)	(3,208,292)	(11,279,534)	(910,948)	(5,785,604)	25,170
Reinvested capital gains	-	-	168,353	469,224	726,398	5,219,927	176,726	1,381,642

Net increase (decrease) in contract owners’ equity resulting from operations	(1,844,878)	-	(4,293,362)	(2,304,730)	(10,588,794)	4,434,098	(5,856,438)	1,370,843

Equity transactions:
Purchase payments received from contract owners (note 3)	13,448,247	-	1,273,080	3,879,595	4,854,623	6,925,235	1,297,274	2,920,978
Transfers between funds	10,203,925	-	(306,529)	(2,105,197)	(2,110,887)	81,735	(886,867)	(377,157)
Redemptions (note 3)	(120,234)	-	(370,446)	(406,347)	(959,464)	(953,752)	(496,750)	(545,531)
Annuity benefits	-	-	(2,124)	(3,736)	(20,863)	(25,041)	(15,589)	(18,735)
Contract maintenance charges (note 2)	(6,930)	-	(1,760)	(1,525)	(4,867)	(4,021)	(2,284)	(2,405)
Contingent deferred sales charges (note 2)	(889)	-	(7,924)	(13,354)	(19,563)	(33,600)	(11,398)	(18,153)
Adjustments to maintain reserves	(26)	-	2,017	1,054	(2,963)	1,309	(2,281)	1,141

Net equity transactions	23,524,093	-	586,314	1,350,490	1,736,016	5,991,865	(117,895)	1,960,138

Net change in contract owners’ equity	21,679,215	-	(3,707,048)	(954,240)	(8,852,778)	10,425,963	(5,974,333)	3,330,981
Contract owners’ equity beginning of period	-	-	10,392,221	11,346,461	28,396,895	17,970,932	14,518,178	11,187,197

Contract owners’ equity end of period	$21,679,215	-	6,685,173	10,392,221	19,544,117	28,396,895	8,543,845	14,518,178

CHANGES IN UNITS:
Beginning units	-	-	725,842	655,692	1,673,037	1,289,943	992,086	850,262
Units purchased	2,601,354	-	216,482	296,524	414,407	547,940	166,235	246,871
Units redeemed	(53,827)	-	(201,435)	(226,374)	(312,601)	(164,846)	(179,488)	(105,047)

Ending units	2,547,527	-	740,889	725,842	1,774,843	1,673,037	978,833	992,086

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCV		WRVP		GVIDA		GVIDC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(106,577)	(143,034)	(469,671)	(278,753)	3,854	7,616	43,898	16,160
Realized gain (loss) on investments	(459,824)	43,129	(146,383)	390,383	(130,884)	(19,646)	(25,504)	2,538
Change in unrealized gain (loss) on investments	(2,245,334)	(917,838)	(12,912,518)	(2,629,731)	(1,681,494)	(27,463)	(185,912)	(4,174)
Reinvested capital gains	164,206	448,771	246,461	2,425,314	514,392	10,911	34,849	795

Net increase (decrease) in contract owners’ equity resulting from operations	(2,647,529)	(568,972)	(13,282,111)	(92,787)	(1,294,132)	(28,582)	(132,669)	15,319

Equity transactions:
Purchase payments received from contract owners (note 3)	752,719	2,105,425	1,545,501	3,894,333	17,076	1,950	845,504	1,403,228
Transfers between funds	(268,777)	(580,576)	(318,220)	1,846,973	1,008,988	2,594,628	546,674	11,215
Redemptions (note 3)	(288,219)	(547,612)	(1,562,325)	(1,585,259)	-	-	(158,899)	-
Annuity benefits	(4,033)	(4,975)	(24,609)	(34,535)	-	-	-	-
Contract maintenance charges (note 2)	(1,800)	(1,640)	(5,308)	(5,720)	(560)	-	(11,840)	-
Contingent deferred sales charges (note 2)	(6,150)	(21,065)	(31,117)	(55,681)	-	-	(20,429)	-
Adjustments to maintain reserves	238	271	2,469	2,447	(7)	(8)	(16)	(11)

Net equity transactions	183,978	949,828	(393,609)	4,062,558	1,025,497	2,596,570	1,200,994	1,414,432

Net change in contract owners’ equity	(2,463,551)	380,856	(13,675,720)	3,969,771	(268,635)	2,567,988	1,068,325	1,429,751
Contract owners’ equity beginning of period	9,405,602	9,024,746	38,030,225	34,060,454	2,567,988	-	1,429,751	-

Contract owners’ equity end of period	$6,942,051	9,405,602	24,354,505	38,030,225	2,299,353	2,567,988	2,498,076	1,429,751

CHANGES IN UNITS:
Beginning units	764,876	692,952	2,921,920	2,619,510	260,941	-	140,505	-
Units purchased	188,858	202,823	386,938	648,581	213,716	260,941	211,987	140,505
Units redeemed	(176,575)	(130,899)	(425,030)	(346,171)	(97,377)	-	(87,686)	-

Ending units	777,159	764,876	2,883,828	2,921,920	377,280	260,941	264,806	140,505

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		WRLBP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,835	239,442	773,221	403,694	174,530	78,817	-	123,745
Realized gain (loss) on investments	(866,274)	160	(2,815,466)	(595)	(148,614)	(2,793)	-	(160,555)
Change in unrealized gain (loss) on investments	(11,385,074)	(441,178)	(28,782,247)	(1,169,166)	(2,144,859)	(66,248)	-	157,325
Reinvested capital gains	2,905,413	50,790	6,803,358	136,455	498,213	22,972	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,851,100)	(150,786)	(24,021,134)	(629,612)	(1,620,730)	32,748	-	120,515

Equity transactions:
Purchase payments received from contract owners (note 3)	14,388,034	26,156,847	30,261,500	62,708,457	3,934,829	6,725,138	-	199,650
Transfers between funds	(5,994,609)	5,191,203	(19,633,460)	5,794,867	(487,968)	1,589,045	-	(7,046,165)
Redemptions (note 3)	(796,017)	(65,127)	(1,220,460)	(196,957)	(205,283)	(17,966)	-	(155,973)
Annuity benefits	-	-	-	-	-	-	-	(4,058)
Contract maintenance charges (note 2)	(127,257)	-	(303,473)	-	(38,038)	-	-	(627)
Contingent deferred sales charges (note 2)	(8,716)	-	(20,572)	-	(4,269)	-	-	(3,170)
Adjustments to maintain reserves	(34)	(164)	16	(1)	(14)	(3)	-	153

Net equity transactions	7,461,401	31,282,759	9,083,551	68,306,366	3,199,257	8,296,214	-	(7,010,190)

Net change in contract owners’ equity	(1,389,699)	31,131,973	(14,937,583)	67,676,754	1,578,527	8,328,962	-	(6,889,675)
Contract owners’ equity beginning of period	31,131,973	-	67,676,754	-	8,328,962	-	-	6,889,675

Contract owners’ equity end of period	$29,742,274	31,131,973	52,739,171	67,676,754	9,907,489	8,328,962	-	-

CHANGES IN UNITS:
Beginning units	3,109,641	-	6,797,048	-	824,398	-	-	674,324
Units purchased	2,127,599	3,194,155	3,837,021	6,868,835	594,399	862,123	-	149,411
Units redeemed	(1,312,529)	(84,514)	(2,806,133)	(71,787)	(247,368)	(37,725)	-	(823,735)

Ending units	3,924,711	3,109,641	7,827,936	6,797,048	1,171,429	824,398	-	-

See accompanying notes to financial statements.

13

NATIONWIDE VARIABLE ACCOUNT- 12

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

*	At December 31, 2008, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principal over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principal over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option	-	1.00%
Provides for lifetime withdrawals even after the contract value is zero.
Spousal Continuation Benefit	-	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.

Maximum Variable Account Charges*	1.50%	3.85%

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.25%	$2,543,404	242,577	39,673	92,936	73,260	77,549	20,541	74,767
1.30%	345,531	49,279	9,351	17,109	17,817	13,625	2,712	14,303
1.35%	415,009	40,064	6,172	13,322	11,476	9,288	1,676	7,430
1.40%	1,690,405	300,901	46,510	87,613	93,489	94,957	22,866	94,275
1.50%	1,236,417	233,056	48,905	63,468	75,226	71,221	14,927	71,371
1.55%	266,668	71,223	9,695	15,605	15,322	18,910	9,159	16,698
1.60%	30,960	4,713	369	2,738	2,175	2,710	672	1,776
1.65%	559,920	120,449	16,398	23,956	29,335	36,827	10,399	35,467
1.70%	13,994	2,834	297	1,419	365	1,588	361	1,142
1.75%	713,832	156,437	37,268	37,119	61,323	54,876	8,723	30,832
1.80%	40,550	9,000	3,096	2,183	5,136	2,022	-	41
1.85%	1,674,523	506,661	61,721	55,052	156,054	135,517	6,773	15,921
1.90%	508,470	137,173	30,236	15,091	55,181	49,046	346	2,798
1.95%	244,462	70,622	9,436	6,862	26,313	21,789	-	494
2.00%	930,302	242,247	43,131	27,663	86,433	81,025	4,164	11,381
2.05%	14,177	2,386	1,216	1,895	813	1,042	-	-
2.10%	490,189	127,748	21,891	8,614	53,186	48,750	4,182	9,560
2.15%	85,082	19,683	9,269	6,113	7,021	6,544	591	1,662
2.20%	2,564	1,408	-	35	531	229	-	-
2.25%	151,072	39,521	10,447	8,148	12,913	7,762	1,764	2,517
2.30%	2,675	674	403	-	-	388	-	-
2.35%	92,656	26,379	6,351	3,666	9,383	7,772	11	326
2.40%	13,304	3,159	1,426	416	1,793	1,396	-	-
2.45%	28,471	2,382	1,456	818	3,636	583	350	141
2.50%	35,563	13,073	1,497	2,235	1,842	553	394	477
2.60%	58,483	13,637	1,359	847	3,053	1,581	-	1,023
2.70%	1,037	378	-	181	-	-	-	114
2.75%	8,332	1,707	407	1,022	319	587	-	-
3.10%	3,244	1,379	415	759	283	-	-	-

Totals	$12,201,296	2,440,750	418,395	496,885	803,678	748,137	110,611	394,516

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

1.25%	$97,691	45,630	41,515	39,528	10,036	24,108	54,207	14,613
1.30%	21,862	10,118	14,867	7,839	3,289	6,487	15,670	2,532
1.35%	19,300	8,963	7,571	9,145	2,664	4,716	3,334	4,205
1.40%	94,376	60,292	49,410	45,209	12,498	32,868	26,479	17,047
1.50%	87,718	55,261	46,243	39,140	11,039	19,667	19,254	7,387
1.55%	8,189	10,197	9,712	8,831	2,890	2,396	5,437	4,844
1.60%	1,563	2,659	2,308	489	418	385	153	185
1.65%	48,285	24,674	23,876	21,897	6,093	11,332	14,378	7,565
1.70%	259	1,061	169	852	-	266	-	150
1.75%	97,862	26,759	21,212	17,832	7,603	14,839	12,194	4,071
1.80%	12,489	89	-	-	-	13	231	105
1.85%	185,870	4,409	10,081	4,648	878	109,072	21,244	23,671
1.90%	78,432	3,569	853	3,221	511	24,727	1,431	5,159
1.95%	31,967	105	-	517	87	15,517	3,373	2,997
2.00%	109,373	9,245	9,025	5,212	3,597	44,166	6,568	9,692
2.05%	2,220	136	523	118	116	14	243	-
2.10%	55,966	7,897	7,011	6,379	3,030	30,951	1,327	2,868
2.15%	8,740	267	1,261	1,581	12	1,025	379	277
2.20%	222	-	-	-	-	-	-	-
2.25%	24,070	989	1,428	1,822	401	3,519	552	263
2.30%	779	-	-	-	-	-	-	-
2.35%	9,805	1,881	685	227	441	4,546	5,190	602
2.40%	3,319	-	-	-	-	-	107	-
2.45%	4,524	-	10	-	380	384	3,057	375
2.50%	2,330	796	-	34	-	1,032	5,432	1,081
2.60%	9,084	5,105	4,280	330	-	980	2,781	-
2.70%	271	-	-	-	-	-	-	-
2.75%	2,156	-	-	-	-	-	-	-
3.10%	288	-	-	-	-	-	-	-

Totals	$1,019,010	280,102	252,040	214,851	65,983	353,010	203,021	109,689

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

1.25%	$198,129	20,022	147,910	215,530	29,939	28,362	69,467	31,524
1.30%	11,782	61	3,904	16,911	110	7,230	16,225	10,435
1.35%	33,404	1,231	25,354	12,473	10,077	3,413	9,135	4,878
1.40%	23,761	4,026	53,433	96,853	15,083	33,830	87,357	32,354
1.50%	15,793	3,256	14,673	31,833	7,863	31,250	69,145	33,604
1.55%	6,554	1,270	2,256	1,187	3,991	6,125	12,136	5,718
1.60%	1,790	-	-	100	-	1,073	1,802	225
1.65%	3,000	735	4,259	4,192	1,755	10,398	32,011	12,119
1.70%	160	161	160	160	161	395	907	704
1.75%	1,187	217	8,301	1,422	375	9,899	26,630	12,779
1.80%	-	-	-	-	-	-	335	311
1.85%	21,546	11	17,357	50,745	21,897	2,867	11,448	3,946
1.90%	71	-	1,173	7,488	-	2,226	3,990	2,013
1.95%	1,405	-	4,196	4,367	228	81	356	163
2.00%	4,605	3,078	19,633	34,049	13,622	2,973	13,908	6,888
2.05%	8	-	630	75	-	-	-	107
2.10%	1,898	1,666	3,191	2,686	3,359	2,215	9,454	5,573
2.15%	-	252	2,460	3,746	456	631	2,267	1,225
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	1,941	465	-	1,581	5,076	1,371
2.30%	-	-	-	-	-	-	-	-
2.35%	2,028	-	-	-	-	-	1,014	102
2.40%	-	-	-	175	-	-	-	-
2.45%	-	-	-	-	72	197	2,641	1,740
2.50%	-	-	-	86	-	319	419	628
2.60%	1,467	-	-	-	-	512	4,921	4,918
2.70%	-	-	-	-	-	-	93	-
2.75%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-

Totals	$328,588	35,986	310,831	484,543	108,988	145,577	380,737	173,325

	WRSCV	WRVP	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$29,197	43,938	75	14,962	228,092	477,574	60,052
1.30%	3,276	7,894	-	1,826	14,295	40,281	4,441
1.35%	3,716	11,026	-	2,002	41,623	94,838	12,513
1.40%	23,999	53,244	-	4,947	47,673	122,181	12,874
1.50%	21,504	46,649	16	1,124	27,588	62,914	5,322
1.55%	5,089	9,786	-	97	686	2,361	304
1.60%	803	287	-	-	-	1,567	-
1.65%	13,348	21,731	-	-	8,677	14,110	2,654
1.70%	-	423	-	-	-	-	-
1.75%	7,184	47,768	-	-	3,309	5,508	303
1.80%	49	5,450	-	-	-	-	-
1.85%	2,328	109,556	14,163	2,712	47,971	45,153	25,251
1.90%	1,322	46,454	21,141	-	5,568	8,954	296
1.95%	91	16,828	1,506	-	9,319	14,168	1,675
2.00%	1,550	58,175	11,061	-	34,485	25,357	7,996
2.05%	215	2,342	-	-	-	-	78
2.10%	4,262	31,159	9,419	-	12,602	12,428	917
2.15%	1,309	6,150	-	-	1,089	1,072	-
2.20%	-	139	-	-	-	-	-
2.25%	2,515	12,017	902	-	5,238	1,012	2,838
2.30%	-	384	-	-	23	-	24
2.35%	1,008	6,899	-	-	2,176	1,537	627
2.40%	-	1,513	-	-	-	-	-
2.45%	84	1,343	9	28	2,754	1,397	110
2.50%	-	3,335	-	-	-	-	-
2.60%	615	1,609	381	-	-	-	-
2.70%	-	-	-	-	-	-	-
2.75%	-	2,134	-	-	-	-	-
3.10%	-	120	-	-	-	-	-

Totals	$123,464	548,353	58,673	27,698	493,168	932,412	138,275

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $804,882 and $994,832, respectively, and total transfers from the Account to the fixed account were $6,342,138 and $1,744,313, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $154,866 and $104,952 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $294,110 and $267,618 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $702,345 and $38,978 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$748,740,588	0	$748,740,588
Accounts Receivable of $109,895 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	1.25% to 3.10%	7,345,272	$ 16.54 to 15.09	$120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
2006	1.25% to 3.10%	4,862,716	15.86 to 15.03	77,094,187	0.45%	18.65% to 16.44%
2005	1.25% to 3.10%	2,697,593	13.37 to 12.91	36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53%	(a) (b)
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61%	(a) (b)
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15%	(a) (b)
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09%	(a) (b)
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78%	(a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15%	(a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)
(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	1.25% to 2.60%	1,107,240	$10.14 to 9.49	$11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
2006	1.25% to 2.60%	683,784	14.82 to 14.25	10,497,858	0.73%	19.48% to 17.85%
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
2005	1.25% to 2.45%	283,783	12.38 to 12.11	3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	(a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)
(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	1.25% to 2.60%	777,159	$8.85 to 8.28	$6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
2006	1.25% to 3.10%	2,619,510	12.84 to 12.18	34,060,454	1.17%	15.42% to 13.27%
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)

2008	Reserves for annuity contracts in payout phase:			94,124
2008	Contract owners’ equity			$748,850,483
2007	Reserves for annuity contracts in payout phase:			19,075
2007	Contract owners’ equity			$721,521,134
2006	Reserves for annuity contracts in payout phase:			-
2006	Contract owners’ equity			$405,080,326
2005	Reserves for annuity contracts in payout phase:			-
2005	Contract owners’ equity			$245,902,427
2004	Reserves for annuity contracts in payout phase:			-
2004	Contract owners’ equity			$113,338,638
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

23

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-12:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2008.

Statements of Operations for the year ended

December 31, 2008.

Statements of Changes in Contract Owners'

Equity for the years ended December 31, 2008 and 2007.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008, 2007 and2006.

Consolidated Balance Sheets as of
December 31, 2008 and 2007.

Consolidated Statements of Changes in Shareholder's
Equity as of December 31, 2008,
2007 and 2006.

Consolidated Statements of Cash Flows for
the years ended December 31, 2008, 2007
and 2006.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document “waddellreedfpa.htm”.

(9)	Opinion of Counsel – Filed previously with Registration Statement on April 26, 2007 (File No. 333-108894) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty IA
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty-95.2% Fire-4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100% BER
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty-100% IA
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100% OH
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100% OH
NATIONWIDE LLOYDS A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100% OH
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100% CA
NATIONWIDE REALTY SERVICES, LTD. Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE ARENA LLC Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC Class A Units NMC - 100% Class B Units None Class C Units NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100% OH
1492 CAPITAL, LLC (1492) Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI) 1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM) PUI–100% FL
PURE INSURANCE COMPANY PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100% IA
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100% IA
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100% IA
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100% WI
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AMCO –87.3% Allied P&C –8.47% Depositors –4.23% IA
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY Common Stock: 250,000 Shares SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,821,543 Shares SIC–100% CA
DVM INSURANCE AGENCY, INC. VPI–100% CA
V.P.I. SERVICES INC. VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100% NM
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
September 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage - 99.99%
Corp. - .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage - 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage - 79%
AL - 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 500,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

September 30, 2009

Page 2

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2009, was 4,496 and 5,384, respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund, Inc.
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Dividend Opportunities Fund, Inc.
Waddell & Reed Advisors Energy Fund, Inc.
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc.
Waddell & Reed InvestEd Growth Portfolio, Inc.
Ivy Funds Variable Insurance Portfolios, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Opportunities Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Pathfinder Moderate Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

b) Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-12 certifies that it needs the requirements of the Separate Account Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of October, 2009.

NATIONWIDE VARIABLE ACCOUNT-12
                (Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
                (Depositor)

By /s/ W. MICHAEL STOBART
              W. Michael Stobart

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 14th day of October, 2009.

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RUSMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact